Equity Funds
Prospectus  February 28, 2018 (as revised April 10, 2018)
Fund and Class	Ticker
Nationwide Bailard Cognitive Value Fund
Class A	NWHDX
Class C	NWHEX
Class M	NWHFX
Class R6	NWHGX
Institutional Service Class	NWHHX
Nationwide Bailard Technology & Science Fund
Class A	NWHOX
Class C	NWHPX
Class M	NWHQX
Class R6	NWHTX
Institutional Service Class	NWHUX
Nationwide Fund
Class A	NWFAX
Class C	GTRCX
Class R	GNWRX
Class R6	NWABX
Institutional Service Class	MUIFX
Nationwide Geneva Mid Cap Growth Fund
Class A	NWHVX
Class C	NWHWX
Class R6	NWKAX
Institutional Service Class	NWHYX
Nationwide Geneva Small Cap Growth Fund
Class A	NWHZX
Class C	NWKBX
Class R6	NWKCX
Institutional Service Class	NWKDX
Nationwide Growth Fund
Class A	NMFAX
Class C	GCGRX
Class R	GGFRX
Class R6	MUIGX
Institutional Service Class	NGISX
Fund and Class	Ticker
Nationwide Large Cap Equity Fund (formerly, Nationwide HighMark Large Cap Core Equity Fund)
Class A	NWGHX
Class C	NWGIX
Class R6	NWGJX
Institutional Service Class	NWGKX
Nationwide Loomis All Cap Growth Fund
Class A	NWZLX
Class R6	NWZMX
Institutional Service Class	NWZNX
Nationwide Small Company Growth Fund
Class A	NWSAX
Institutional Service Class	NWSIX
Nationwide U.S. Small Cap Value Fund
Class A	NWUAX
Class C	NWUCX
Class R6	NWUIX
Institutional Service Class	NWUSX
Nationwide WCM Focused Small Cap Fund (formerly, Nationwide HighMark Small Cap Core Fund)
Class A	NWGPX
Class C	NWGQX
Class R6	NWKEX
Institutional Service Class	NWGSX
Nationwide Ziegler Equity Income Fund
Class A	NWGYX
Class C	NWGZX
Class R6	NWJAX
Institutional Service Class	NWJBX
As with all mutual funds, the U.S. Securities and Exchange Commission has not approved or disapproved these Funds’ shares or determined whether this Prospectus is complete or accurate. To state otherwise is a crime.
nationwide.com/mutualfunds

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2	Fund Summaries
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard Technology & Science Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Growth Fund
Nationwide Large Cap Equity Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Small Company Growth Fund
Nationwide U.S. Small Cap Value Fund
Nationwide WCM Focused Small Cap Fund
Nationwide Ziegler Equity Income Fund
50	How the Funds Invest
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard Technology & Science Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Growth Fund
Nationwide Large Cap Equity Fund
Nationwide Loomis All Cap Growth Fund
Nationwide Small Company Growth Fund
Nationwide U.S. Small Cap Value Fund
Nationwide WCM Focused Small Cap Fund
Nationwide Ziegler Equity Income Fund
64	Risks of Investing in the Funds
70	Fund Management
75	Investing with Nationwide Funds
Share Classes
Sales Charges and Fees
Revenue Sharing
Contacting Nationwide Funds
Fund Transactions
Buying Shares
Exchanging Shares
Selling Shares
Excessive or Short-Term Trading
Additional Information about Fees and Expenses
89	Distributions and Taxes
91	Additional Information
92	Financial Highlights

Fund Summary: Nationwide Bailard Cognitive Value Fund
Objective
The Nationwide Bailard Cognitive Value Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 75 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 105 of the Statement of Additional Information.
	Class A Shares	Class C Shares	Class R6 Shares	Institutional Service Class Shares	Class M Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None	None
Other Expenses	0.33%	0.35%	0.25%	0.40%	0.25%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.35%	2.12%	1.02%	1.17%	1.02%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$705	$978	$1,272	$2,105
Class C Shares	315	664	1,139	2,452
Class R6 Shares	104	325	563	1,248
Institutional Service Class Shares	119	372	644	1,420
Class M Shares	104	325	563	1,248
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$215	$664	$1,139	$2,452
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 115.05% of the average value of its portfolio.

Fund Summary: Nationwide Bailard Cognitive Value Fund (cont.)
Principal Investment Strategies
The Fund will, under normal market conditions, invest its assets primarily in common stocks of small-cap value companies that are within a market capitalization range that is similar, although not identical, to the market capitalization range of those companies found in the Russell 2000® Value Index. Under normal market conditions, the Fund may invest up to 25% of the Fund’s net assets in common stocks of micro-cap companies whose market capitalization, measured at the time of purchase, is $300 million or less. There is no minimum market capitalization limit for the companies in which the Fund may invest. The Fund’s subadviser seeks to add value to the Fund’s portfolio through stock selection while maintaining a risk profile that is appropriate relative to the Russell 2000® Value Index. The subadviser uses both quantitative and qualitative techniques to identify stocks it believes are currently undervalued by the market but which still have good fundamentals.
As part of the portfolio management of the Fund, the subadviser employs Behavioral Finance techniques in an attempt to capitalize on investors’ behavioral biases and cognitive errors that can result in securities being mispriced. Behavioral Finance is the study of why people do not always behave in an economically rational manner. Economic irrationality typically arises from investors maximizing personal benefit (not wealth), emotional investing, heuristic biases (e.g., “trial and error” or “rule of thumb” biases) and cognitive errors. The subadviser attempts to exploit investors’ biases and errors that it believes to be recurring and predictable, and to minimize its own susceptibility to these same biases and errors. The Fund may invest up to 25% of its net assets in U.S. dollar-denominated stocks of foreign companies.
The Fund may also engage in active and frequent trading of portfolio securities.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.
Smaller company risk– smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Micro-cap risk– investing in micro-cap companies involves greater risk than investing in small-, medium- or large- capitalization companies because the stocks of micro-cap companies tend to have greater price volatility and less liquidity than the stocks of larger companies. In addition, micro-cap companies tend to have smaller financial resources, less information available, more limited business lines and more geographic area concentration.
Value style risk– value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued actually may be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.
Behavioral Finance techniques risk – the criteria used in implementing Behavioral Finance techniques and the weight placed on those criteria may not be predictive of a security’s value, and the effectiveness of the criteria can change over time. There can be no guarantee that the subadviser will be successful in applying Behavioral Finance techniques to successfully predict investor behavior to exploit stock price anomalies, and the Fund may underperform funds that do not employ such techniques.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities.
Portfolio turnover risk– a higher portfolio turnover rate increases transaction costs, may adversely impact the Fund’s performance, and may result in higher taxes when Fund shares are held in a taxable account.
Loss of money is a risk of investing in the Fund.
Performance
The Fund has adopted the historical performance of the HighMark Cognitive Value Fund, a former series of HighMark Funds (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on September 16, 2013. The returns presented for periods prior to September 16, 2013 reflect the performance of the

Fund Summary: Nationwide Bailard Cognitive Value Fund (cont.)
Predecessor Fund. At the time of the reorganization, the Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	17.72%	–	2nd qtr. of 2009
Lowest Quarter:	-23.97%	–	4th qtr. of 2008
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Historical performance for Class A, Class C, Class M and Institutional Service Class shares is based on the previous performance of Class A, Class C, Class M and Fiduciary Class Shares, respectively, of the Predecessor Fund.
The inception date for Class R6 shares is September 18, 2013. Therefore, pre-inception historical performance of Class R6 shares is based on the previous performance of the Predecessor Fund’s Fiduciary Class Shares. Performance for
Class R6 shares has not been adjusted to reflect that share class’s lower expenses than those of the Predecessor Fund’s Fiduciary Class Shares.
Average Annual Total Returns
(For the Periods Ended December 31, 2017)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	-2.35%	10.09%	6.75%
Class A Shares – After Taxes on Distributions	-4.79%	7.02%	5.20%
Class A Shares – After Taxes on Distributions and Sales of Shares	0.55%	6.85%	4.87%
Class C Shares – Before Taxes	1.75%	10.56%	6.65%
Class M Shares – Before Taxes	3.91%	11.76%	7.76%
Class R6 Shares – Before Taxes	3.84%	11.73%	7.71%
Institutional Service Class Shares – Before Taxes	3.79%	11.68%	7.69%
Russell 2000® Value Index (The Index does not pay sales charges, fees, expenses or taxes.)	7.84%	13.01%	8.17%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Bailard, Inc.
Portfolio Manager
Portfolio Manager	Title	Length of Service with Fund (and Predecessor Fund)
Thomas J. Mudge III, CFA	Director, Equity Research	Since 2006
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class M: $5,000
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A, Class C, Class M: $100 Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by

Fund Summary: Nationwide Bailard Cognitive Value Fund (cont.)
mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary: Nationwide Bailard Technology & Science Fund
Objective
The Nationwide Bailard Technology & Science Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 75 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 105 of the Statement of Additional Information.
	Class A Shares	Class C Shares	Class R6 Shares	Institutional Service Class Shares	Class M Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None	None
Other Expenses	0.28%	0.30%	0.20%	0.30%	0.20%
Total Annual Fund Operating Expenses	1.28%	2.05%	0.95%	1.05%	0.95%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$698	$958	$1,237	$2,031
Class C Shares	308	643	1,103	2,379
Class R6 Shares	97	303	525	1,166
Institutional Service Class Shares	107	334	579	1,283
Class M Shares	97	303	525	1,166
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$208	$643	$1,103	$2,379
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.17% of the average value of its portfolio.

Fund Summary: Nationwide Bailard Technology & Science Fund (cont.)
Principal Investment Strategies
The Fund will, under normal market conditions, invest its assets primarily in common stocks located in the United States and abroad that the subadviser believes have superior sales and earnings growth potential, but at a reasonable price. It is expected that, under normal market conditions, the Fund will invest at least 80% of its net assets in established companies in the technology and science sectors, including in the semiconductor, semiconductor equipment, hardware, software, services, communications, social media, biotechnology medical devices and pharmaceutical sectors, and may invest in other sectors if determined by the Fund’s subadviser to be in the Fund’s best interests. The Fund may also invest up to 25% of its net assets in U.S. dollar denominated stocks of foreign companies located in both developed and emerging markets.
Using a combination of qualitative and quantitative techniques, the Fund’s subadviser seeks to identify those securities it believes offer superior sales and earnings growth prospects at a reasonable valuation. The subadviser seeks to add value to the Fund’s portfolio through stock selection. The subadviser may also consider market indices and its own estimates of competitor portfolio weightings in managing the Fund’s portfolio.
The Fund may also invest opportunistically in initial public offerings (“IPOs”) and in securities of new public companies that have had their IPO within the last six months and that the subadviser finds attractive. The subadviser seeks investment opportunities to penetrate new and existing markets specifically within the technology, biotechnology and other growth industries. In looking at particular companies, the subadviser evaluates the scope of business of a company and its competitive landscape, as well as its management team’s experience.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.
Growth style risk– growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the subadviser has placed on it. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.
Sector risk– the risk associated with exposure to any one sector. Because the Fund’s investment universe consists of securities in the semiconductor, semiconductor equipment, hardware, software, services, communications, social media, biotechnology medical devices and pharmaceutical sectors, the Fund has a heavy weighting in these sectors.
The Fund’s investments in technology and healthcare related sectors expose the Fund to risks associated with economic conditions in the technology and healthcare markets to a greater extent than funds that do not invest heavily in these sectors. Due to intense global competition, a less diversified product line and other factors, companies that develop and/or rely on technology are often highly sensitive to downswings in the economy. Such companies may also experience volatile swings in demand for their products and services due to changing economic conditions, rapid technological advances and shorter product lifespans.
Initial public offering risk– availability of IPOs may be limited and the Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like, which may adversely impact Fund performance. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks.
New public company risk– the risks associated with investing in new public companies include small size, limited financial resources and operating history, dependence on a limited number of products and markets and lack of management depth.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities.
Emerging markets risk– emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in

Fund Summary: Nationwide Bailard Technology & Science Fund (cont.)
emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.
Loss of money is a risk of investing in the Fund.
Performance
The Fund has adopted the historical performance of the HighMark Enhanced Growth Fund, a former series of HighMark Funds (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on September 16, 2013. The returns presented for periods prior to September 16, 2013 reflect the performance of the Predecessor Fund. At the time of the reorganization, the Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	21.84%	–	1st qtr. of 2012
Lowest Quarter:	-25.35%	–	4th qtr. of 2008
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Historical performance for Class A, Class C, Class M and Institutional Service Class shares is based on the previous performance of Class A, Class C, Class M and Fiduciary Class Shares, respectively, of the Predecessor Fund.
The inception date for Class R6 shares is September 18, 2013. Therefore, pre-inception historical performance of Class R6 shares is based on the previous performance of the Predecessor Fund’s Fiduciary Class Shares. Performance for Class R6 shares has not been adjusted to reflect that share class’s lower expenses than those of the Predecessor Fund’s Fiduciary Class Shares.

Fund Summary: Nationwide Bailard Technology & Science Fund (cont.)
Average Annual Total Returns
(For the Periods Ended December 31, 2017)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	29.69%	18.37%	9.93%
Class A Shares – After Taxes on Distributions	26.60%	16.44%	9.03%
Class A Shares – After Taxes on Distributions and Sales of Shares	19.12%	14.55%	8.02%
Class C Shares – Before Taxes	35.60%	18.89%	9.84%
Class M Shares – Before Taxes	38.10%	20.16%	10.98%
Class R6 Shares – Before Taxes	38.05%	20.16%	10.96%
Institutional Service Class Shares – Before Taxes	37.95%	20.03%	10.90%
S&P North American Technology Sector IndexTM (The Index does not pay sales charges, fees, expenses or taxes.)	37.78%	21.68%	12.25%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Bailard, Inc.
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund (and Predecessor Fund)
Sonya Thadhani, CFA	Chief Operating Officer/Chief Risk Officer	Since 2006
Warren M. Johnson	Vice President, Healthcare Investments	Since 2008
David H. Smith, CFA	Vice President, Domestic Equities	Since 2012
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class M: $5,000
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A, Class C, Class M: $100 Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary: Nationwide Fund
Objective
The Nationwide Fund seeks total return through a flexible combination of capital appreciation and current income.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 75 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 105 of the Statement of Additional Information.
	Class A Shares	Class C Shares	Class R Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.53%	0.53%	0.53%	0.53%	0.53%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None
Other Expenses	0.18%	0.18%	0.36%	0.11%	0.18%
Total Annual Fund Operating Expenses	0.96%	1.71%	1.39%	0.64%	0.71%
Fee Waiver/Expense Reimbursement(2)	(0.04)%	(0.04)%	(0.04)%	(0.04)%	(0.04)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.92%	1.67%	1.35%	0.60%	0.67%
(1)	“Management Fees” has been restated due to a reduction in the contractual investment advisory fee rate effective November 13, 2017.
(2)	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract waiving 0.045% of the management fee to which the Adviser would otherwise be entitled until May 10, 2019. Pursuant to the terms of the written contract, the Adviser is not entitled to recoup any fees it has waived. The written contract may be changed or eliminated only with consent of the Board of Trustees of the Trust.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$663	$860	$1,072	$1,682
Class C Shares	270	535	924	2,016
Class R Shares	137	436	757	1,665
Class R6 Shares	61	201	353	795
Institutional Service Class Shares	68	223	391	879
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$170	$535	$924	$2,016

Fund Summary: Nationwide Fund (cont.)
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79.20% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests in a diversified portfolio of common stocks to produce an overall blended equity portfolio consisting of various types of stocks that the subadviser believes offer the potential for capital growth and/or dividend income. Most of the stocks in which the Fund invests are issued by large-capitalization companies. The Fund considers large-capitalization companies to be those companies with market capitalizations of more than $5 billion. Some of these companies may be located outside of the United States. The Fund makes market capitalization determinations with respect to a security at the time it purchases such security.
In managing the Fund, the subadviser allocates the Fund’s assets across a variety of industries, selecting companies in each industry based on the research of a team of global industry analysts. The Fund typically seeks to maintain representation in each major industry represented by broad-based, large cap U.S. equity indices.
The subadviser employs a “bottom-up” approach to selecting securities, emphasizing those that it believes to represent above-average potential for total return, based on fundamental research and analysis. Fundamental analysis of a company typically involves the assessment of a variety of factors, and may include the company’s business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and environmental, social and/or governance (ESG) factors. The subadviser seeks to develop a portfolio that is broadly diversified across issuers, sectors, industries and styles. The Fund’s portfolio therefore will include stocks that are considered to be either growth stocks or value stocks. Because the subadviser’s process is driven primarily by individual stock selection, the overall portfolio’s yield, price-to-earnings ratio, price-to-book ratio, growth rate and other characteristics will vary over time and, at any given time, the Fund may emphasize either growth stocks or value stocks. The subadviser may sell a security when it believes that a significant change in the company’s business fundamentals exists, it has become overvalued in terms of earnings, assets or growth prospects, or in order to take advantage of more attractive alternatives.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
Growth style risk– growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the subadviser has placed on it. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.
Value style risk– value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued actually may be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.
Loss of money is a risk of investing in the Fund.

Fund Summary: Nationwide Fund (cont.)
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Institutional Service Class Shares
(Years Ended December 31,)
Highest Quarter:	17.77%	–	2nd qtr. of 2009
Lowest Quarter:	-25.29%	–	4th qtr. of 2008
Year-to-date total return as of March 31, 2018: -0.37%
After-tax returns are shown in the table for Institutional Service Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Class R6 shares have not commenced operations as of the date of this Prospectus. Therefore, pre-inception historical performance for Class R6 shares is based on the previous performance of Institutional Service Class shares, which are featured in a separate prospectus. Performance for Class R6 shares has been adjusted to reflect the difference in sales charges (see below) but not differing expenses.
Performance returns for Institutional Service Class shares reflect a front-end sales charge of 4.50% through July 31, 2012. This front-end sales charge was eliminated as of
August 1, 2012, at which time the former Class D shares were re-designated as Institutional Service Class shares.
Average Annual Total Returns
(For the Periods Ended December 31, 2017)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	13.04%	13.04%	5.70%
Class C Shares – Before Taxes	18.04%	13.52%	5.56%
Class R Shares – Before Taxes	19.41%	13.91%	5.96%
Class R6 Shares – Before Taxes	20.20%	14.66%	6.57%
Institutional Service Class Shares – Before Taxes	20.20%	14.66%	6.08%
Institutional Service Class Shares – After Taxes on Distributions	16.77%	13.43%	5.41%
Institutional Service Class Shares – After Taxes on Distributions and Sales of Shares	12.74%	11.53%	4.74%
S&P 500® Index (The Index does not pay sales charges, fees, expenses or taxes.)	21.83%	15.79%	8.50%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Wellington Management Company LLP
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Mark D. Mandel, CFA	Senior Managing Director and Head of Research Portfolios	Since 2017
Cheryl M. Duckworth, CFA	Senior Managing Director and Associate Director, Global Industry Research	Since 2017
Jonathan G. White, CFA	Managing Director and Director, Research Portfolios	Since 2017
Mary L. Pryshlak, CFA	Senior Managing Director and Director of Global Industry Research	Since 2018

Fund Summary: Nationwide Fund (cont.)
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class R: no minimum
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A, Class C: $100 Class R, Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary: Nationwide Geneva Mid Cap Growth Fund
Objective
The Nationwide Geneva Mid Cap Growth Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 75 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 105 of the Statement of Additional Information.
	Class A Shares	Class C Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.69%	0.69%	0.69%	0.69%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.21%	0.20%	0.09%	0.27%
Total Annual Fund Operating Expenses	1.15%	1.89%	0.78%	0.96%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$685	$919	$1,172	$1,892
Class C Shares	292	594	1,021	2,212
Class R6 Shares	80	249	433	966
Institutional Service Class Shares	98	306	531	1,178
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$192	$594	$1,021	$2,212
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24.81% of the average value of its portfolio.

Fund Summary: Nationwide Geneva Mid Cap Growth Fund (cont.)
Principal Investment Strategies
The Fund seeks to invest, under normal market conditions, in common stocks of publicly traded companies that the subadviser believes demonstrate, at the time of a stock’s purchase, strong growth characteristics such as a leadership position in the relevant industry, a sustainable advantage, strong earnings growth potential and experienced management.
The Fund’s investment focus is on U.S. companies whose market capitalization is generally within the market capitalization range of the companies represented in the Russell Midcap® Growth Index at time of purchase (“mid-cap companies”), although the Fund may invest in companies outside this range. Under normal circumstances, the Fund will invest at least 80% of its net assets in mid-cap companies. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. Because the Fund may continue to hold a security whose market capitalization increases or decreases, a substantial portion of the Fund’s holdings can have market capitalizations outside the range of the Russell Midcap® Growth Index at any given time. In selecting growth stocks for the Fund, the subadviser emphasizes a “bottom-up” fundamental analysis (i.e., developing an understanding of the specific company through research, meetings with management or analysis of the company’s financial statements and public disclosures). The subadviser’s “bottom-up” approach is supplemented by “top-down” considerations (i.e., reviewing general economic conditions and analyzing their effect on various industries).
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.
Growth style risk– growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the subadviser has placed on it. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.
Mid-cap risk– medium-sized companies are usually less stable in price and less liquid than larger, more established companies. Therefore, they generally involve greater risk.
Loss of money is a risk of investing in the Fund.
Performance
The Fund has adopted the historical performance of the HighMark Geneva Mid Cap Growth Fund, a former series of HighMark Funds (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on September 16, 2013. The returns presented for periods prior to September 16, 2013 reflect the performance of the Predecessor Fund. At the time of the reorganization, the Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The returns presented for periods prior to June 8, 2009 are based on the performance of the North Track Geneva Growth Fund (the “Prior Predecessor Fund”), which was acquired as the result of a reorganization between the Predecessor Fund and the Prior Predecessor Fund. At the time of the reorganization, the Predecessor Fund and the Prior Predecessor Fund had substantially similar investment goals and strategies.
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.

Fund Summary: Nationwide Geneva Mid Cap Growth Fund (cont.)
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	16.45%	–	2nd qtr. of 2009
Lowest Quarter:	-24.61%	–	4th qtr. of 2008
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Historical performance for Class A, Class C and Institutional Service Class shares is based on the previous performance of Class A, Class C and Fiduciary Class Shares, respectively, of the Predecessor Fund. The performance of Fiduciary Class Shares for the period from June 8, 2009 to June 26, 2009 was based on the performance of Class A Shares of the Predecessor Fund and, for the period prior to June 8, 2009, of Class A shares of the Prior Predecessor Fund. The performance of the Predecessor Fund’s Fiduciary Class Shares had been adjusted because Class A Shares of the Predecessor Fund and the Prior Predecessor Fund bore a sales charge while Fiduciary Class Shares did not bear a sales charge. However, the performance of the Predecessor Fund’s Fiduciary Class Shares was not adjusted to reflect that share class’s lower expenses than those of Class A Shares of the Predecessor Fund and the Prior Predecessor Fund.
The inception date for Class R6 shares is September 18, 2013. Therefore, pre-inception historical performance of Class R6 shares is based on the previous performance of the Predecessor Fund’s Fiduciary Class Shares. Performance for Class R6 shares has not been adjusted to reflect that share class’s lower expenses than those of the Predecessor Fund’s Fiduciary Class Shares.
Average Annual Total Returns
(For the Periods Ended December 31, 2017)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	15.95%	10.82%	7.70%
Class A Shares – After Taxes on Distributions	13.15%	8.22%	6.37%
Class A Shares – After Taxes on Distributions and Sales of Shares	11.36%	8.24%	6.09%
Class C Shares – Before Taxes	21.10%	11.32%	7.60%
Class R6 Shares – Before Taxes	23.46%	12.50%	8.62%
Institutional Service Class Shares – Before Taxes	23.30%	12.37%	8.56%
Russell Midcap® Growth Index (The Index does not pay sales charges, fees, expenses or taxes)	25.27%	15.30%	9.10%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Geneva Capital Management LLC
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund (and Predecessor Funds)
Amy S. Croen, CFA	Portfolio Manager	Since 1999
William A. Priebe, CFA	Portfolio Manager	Since 1999
William S. Priebe	Portfolio Manager	Since 2006
José Muñoz, CFA	Portfolio Manager	Since 2017
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A, Class C: $100 Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by

Fund Summary: Nationwide Geneva Mid Cap Growth Fund (cont.)
mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary: Nationwide Geneva Small Cap Growth Fund
Objective
The Nationwide Geneva Small Cap Growth Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 75 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 105 of the Statement of Additional Information.
	Class A Shares	Class C Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.23%	0.19%	0.10%	0.20%
Total Annual Fund Operating Expenses	1.28%	1.99%	0.90%	1.00%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$698	$958	$1,237	$2,031
Class C Shares	302	624	1,073	2,317
Class R6 Shares	92	287	498	1,108
Institutional Service Class Shares	102	318	552	1,225
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$202	$624	$1,073	$2,317
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22.48% of the average value of its portfolio.

Fund Summary: Nationwide Geneva Small Cap Growth Fund (cont.)
Principal Investment Strategies
The Fund seeks to invest, under normal market conditions, in common stocks of publicly traded companies that the subadviser believes demonstrate, at the time of a stock’s purchase, strong growth characteristics such as a leadership position in the relevant industry, a sustainable advantage, strong earnings growth potential and experienced management.
The Fund’s investment focus is on U.S. companies whose market capitalizations are generally within the market capitalization range of the companies represented in the Russell 2000® Index at time of purchase (“small-cap companies”), although the Fund may invest in companies outside this range. Under normal circumstances, the Fund will invest at least 80% of its net assets in small-cap companies. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. Because the Fund may continue to hold a security whose market capitalization increases or decreases, a substantial portion of the Fund’s holdings can have market capitalizations outside the range of the Russell 2000® Index at any given time. In selecting growth stocks for the Fund, the subadviser emphasizes a “bottom-up” fundamental analysis (i.e., developing an understanding of the specific company through research, meetings with management or analysis of the company’s financial statements and public disclosures). The subadviser’s “bottom-up” approach is supplemented by “top-down” considerations (i.e., reviewing general economic conditions and analyzing their effect on various industries).
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.
Growth style risk– growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the subadviser has placed on it. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.
Smaller company risk– smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Loss of money is a risk of investing in the Fund.
Performance
The Fund has adopted the historical performance of the HighMark Geneva Small Cap Growth Fund, a former series of HighMark Funds (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on September 16, 2013. The returns presented for periods prior to September 16, 2013 reflect the performance of the Predecessor Fund. At the time of the reorganization, the Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.

Fund Summary: Nationwide Geneva Small Cap Growth Fund (cont.)
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	17.81%	–	4th qtr. of 2010
Lowest Quarter:	-16.95%	–	3rd qtr. of 2011
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Historical performance for Class A, Class C and Institutional Service Class shares is based on the previous performance of Class A, Class C and Fiduciary Class Shares, respectively, of the Predecessor Fund.
The inception date for Class R6 shares is September 18, 2013. Therefore, pre-inception historical performance of Class R6 shares is based on the previous performance of the Predecessor Fund’s Fiduciary Class Shares. Performance for Class R6 shares has not been adjusted to reflect that share class’s lower expenses than those of the Predecessor Fund’s Fiduciary Class Shares.
Average Annual Total Returns
(For the Periods Ended December 31, 2017)
	1 Year	5 Years	Since Inception (June 12, 2009)
Class A Shares – Before Taxes	14.83%	13.98%	15.65%
Class A Shares – After Taxes on Distributions	13.60%	12.94%	14.78%
Class A Shares – After Taxes on Distributions and Sales of Shares	9.43%	11.04%	12.96%
Class C Shares – Before Taxes	19.96%	14.49%	15.68%
Class R6 Shares – Before Taxes	22.31%	15.70%	16.79%
Institutional Service Class Shares – Before Taxes	22.16%	15.59%	16.73%
Russell 2000® Growth Index (The Index does not pay sales charges, fees, expenses, or taxes.)	22.17%	15.21%	15.43%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Geneva Capital Management LLC
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund (and Predecessor Fund)
Amy S. Croen, CFA	Portfolio Manager	Since 2009
William A. Priebe, CFA	Portfolio Manager	Since 2009
William S. Priebe	Portfolio Manager	Since 2009
José Muñoz, CFA	Portfolio Manager	Since 2017
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A, Class C: $100 Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by

Fund Summary: Nationwide Geneva Small Cap Growth Fund (cont.)
mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary: Nationwide Growth Fund
Objective
The Nationwide Growth Fund seeks long-term capital growth.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 75 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 105 of the Statement of Additional Information.
	Class A Shares	Class C Shares	Class R Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None
Other Expenses	0.30%	0.36%	0.50%	0.25%	0.45%
Total Annual Fund Operating Expenses	1.15%	1.96%	1.60%	0.85%	1.05%
Fee Waiver/Expense Reimbursement(1)	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.95%	1.76%	1.40%	0.65%	0.85%
(1)	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.65% until at least February 28, 2019. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement. More information about administrative services fees can be found in “Investing with Nationwide Funds” commencing on page 75 of this Prospectus.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$666	$901	$1,153	$1,875
Class C Shares	279	596	1,039	2,269
Class R Shares	143	485	852	1,883
Class R6 Shares	66	251	452	1,030
Institutional Service Class Shares	87	314	560	1,265

Fund Summary: Nationwide Growth Fund (cont.)
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$179	$596	$1,039	$2,269
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 82.46% of the average value of its portfolio.
Principal Investment Strategies
The Fund is designed to provide investors with exposure to stocks of larger companies while also, during periods of high equity market volatility or stock price declines, providing a hedging strategy that seeks to reduce the extent of investment losses to the Fund.
Under normal equity market circumstances, the Fund invests primarily in common stocks issued by large-cap companies, utilizing a growth style of investing. In other words, the Fund seeks companies whose earnings the subadviser expects to grow consistently faster than those of other companies. The subadviser uses a quantitative process (mathematical and statistical methods) that applies various factors both to evaluate current market conditions and to identify possible investment opportunities. This process is based on the subadviser’s belief that stocks evidencing specific factors or combinations of factors outperform other stocks during specific market environments and underperform in others. Because the market environment changes continuously, different factors, or combinations of factors, are in favor or out of favor at different times.
In managing the Fund, the subadviser first assesses those factors, or combinations of factors, that it believes to be in favor in the market at any given time. It then applies factor analysis to individual stocks within industry groups, in selecting stocks and building the portfolio. The subadviser then applies fundamental analysis (i.e., qualitative research) to refine the results of its quantitative models with the goal of constructing an overall portfolio that emphasizes those stocks that it believes will be more likely to succeed under prevailing market conditions.
The Fund generally will sell a stock when, under the subadviser’s model, its ranking declines. The Fund also may sell a stock when, in the subadviser’s opinion, the factors in favor under the prevailing market environment have changed, or when the subadviser believes other opportunities appear more attractive.
When market volatility increases and the value of the Fund’s portfolio declines through predetermined thresholds, the subadviser uses stock index futures, which are derivatives, and/or invests in exchange-traded funds (“ETFs”) in order to hedge against stock market risks and to decrease the Fund’s overall equity exposure. When volatility is high, the subadviser seeks to decrease the Fund’s equity exposure by taking short positions in futures, the value of which are derived from the performance of a stock index. This strategy will expose the Fund to leverage. ETFs in which the Fund may invest generally pursue index-based strategies, although these generally are designed to correlate inversely with the performance of an index. An inverse correlation strategy is similar to a short sale strategy in that it seeks to profit when the value of the index is declining, but will suffer losses when the value of the index rises. Some of these ETFs seek leveraged returns that involve multipliers. For example, when volatility is high, the subadviser may purchase shares of an ETF that seeks returns that correspond to two or more times the inverse of the performance of an index.
During most market environments, there likely will be no hedging activity, and the Fund’s investments in stocks will drive the Fund’s returns. Once volatility reaches a particular threshold, the subadviser will implement hedging gradually. As volatility increases, so does the extent of hedging activity. As market conditions improve, the opposite occurs, allowing the Fund to become fully invested in stocks again.
Although the reduction of equity exposure during periods of higher volatility is designed to decrease the risk of loss to your investment, it may prevent you from achieving higher investment returns. Further, the Fund’s use of leverage in its strategies may cause the Fund’s performance to be more volatile than if the Fund had not been leveraged.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Fund Summary: Nationwide Growth Fund (cont.)
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.
Growth style risk– growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the subadviser has placed on it. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.
Hedging strategy risk– the hedging strategy is designed to reduce, but not necessarily eliminate, losses resulting from volatility and equity market declines. Even where the hedging strategy is used successfully, the Fund is likely to experience some loss in value during periods of higher volatility and/or equity market declines. There also are additional risks associated with the hedging strategy. These risks include that: (1) the hedging strategy may not be successful in reducing volatility or offsetting equity market declines, and may result in losses; (2) the hedging strategy may prevent you from achieving higher investment returns that may be available by investing in a comparable mutual fund without a similar hedging strategy, and its use of derivatives and ETFs will increase the Fund’s expenses; (3) the use of the hedging strategy could result in losses that are greater than if the Fund did not include the hedging strategy; and (4) if the hedging strategy does not successfully reduce the Fund’s investment risks, you may lose some or all of the value of your investment.
Leverage risk– leverage risk is a direct risk of investing in the Fund. Derivatives and investments in ETFs that give rise to leverage may cause the Fund’s performance to be more volatile than if the Fund had not been leveraged. Leveraging also may require that the Fund liquidate portfolio securities when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. The use of leverage may expose the Fund to losses in excess of the amounts invested or borrowed.
Short position risk– the Fund will incur a loss from a short position in a stock index futures contract or the purchase of an inverse ETF if the value of the stock index to which a futures contract or ETF relates increases after the Fund has entered into the short position or purchased the ETF. Short positions generally involve a form of leverage, which can exaggerate a fund’s losses. The Fund may lose more money than the actual cost of the short position and its potential losses may be unlimited. Any gain from a short position may be offset in whole or in part by the transaction costs associated with the short position.
Derivatives risk– derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can magnify significantly the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments.
    Futures– the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.
Exchange-traded funds risks– when the Fund invests in an ETF, you will indirectly bear fees and expenses charged by the ETF in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETF and the level of risk arising from the investment practices of the ETF (such as the use of leverage by the ETF). The Fund has no control over the investments and related risks taken by the ETF in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
    Inverse and Leveraged ETFs– ETFs that use inverse strategies generally use derivatives that, in combination, are designed to produce returns that move in the opposite direction of the indices they track. This means that when the value of the index rises, the ETF suffers a loss, and vice versa. Leveraged ETFs seek to produce returns that correlate with the returns of a stated index times a specified number. For example, an inverse leveraged ETF may seek

Fund Summary: Nationwide Growth Fund (cont.)
investment results of three times the opposite of the performance of an index. Often, the investment results these ETFs seek are for a single day only, and returns for periods longer than a single day will be affected by compounding, producing longer-term results that fail to correlate properly with the returns of the index. Inverse and leveraged ETFs therefore may be considered to be very risky and speculative.
Loss of money is a risk of investing in the Fund.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class R6 Shares
(Years Ended December 31,)
Highest Quarter:	17.35%	–	1st qtr. of 2012
Lowest Quarter:	-20.78%	–	4th qtr. of 2008
After-tax returns are shown in the table for Class R6 shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
The inception date for Institutional Service Class shares is November 30, 2011. Pre-inception historical performance for Institutional Service Class shares is based on the previous performance of Class R6 shares. Performance for Institutional Service Class shares has not been adjusted to reflect a higher level of expenses than for Class R6 shares. Performance returns for Class R6 shares reflect a front-end sales charge of 4.50% through July 31, 2012. This front-end sales charge was eliminated as of August 1, 2012.
Average Annual Total Returns
(For the Periods Ended December 31, 2017)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	19.55%	13.94%	7.66%
Class C Shares – Before Taxes	24.63%	14.40%	7.49%
Class R Shares – Before Taxes	26.18%	15.00%	8.00%
Class R6 Shares – Before Taxes	27.15%	15.65%	8.12%
Class R6 Shares – After Taxes on Distributions	23.86%	12.57%	6.65%
Class R6 Shares – After Taxes on Distributions and Sales of Shares	17.23%	11.68%	6.17%
Institutional Service Class Shares – Before Taxes	26.86%	15.38%	8.49%
Russell 1000® Growth Index (The Index does not pay sales charges, fees, expenses or taxes.)	30.21%	17.33%	10.00%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Boston Advisors, LLC
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Douglas A. Riley, CFA	Senior Vice President & Portfolio Manager	Since 2014
Michael J. Vogelzang, CFA	President & Chief Investment Officer	Since 2014
David Hanna	Senior Vice President & Director of Alternative Investments	Since 2014
Edward Mulrane, CFA	Vice President & Director of Quantitative Research	Since 2014

Fund Summary: Nationwide Growth Fund (cont.)
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class R: no minimum
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A, Class C: $100 Class R, Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary: Nationwide Large Cap Equity Fund (formerly, Nationwide HighMark Large Cap Core Equity Fund)
Objective
The Nationwide Large Cap Equity Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 75 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 105 of the Statement of Additional Information.
	Class A Shares	Class C Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.42%	0.36%	0.30%	0.45%
Total Annual Fund Operating Expenses	1.27%	1.96%	0.90%	1.05%
Fee Waiver/Expense Reimbursement(1)	(0.08)%	(0.08)%	(0.08)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.19%	1.88%	0.82%	0.97%
(1)	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.82% until at least February 28, 2019. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement. More information about administrative services fees can be found in “Investing with Nationwide Funds” commencing on page 75 of this Prospectus.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$689	$947	$1,225	$2,014
Class C Shares	291	608	1,050	2,279
Class R6 Shares	84	279	491	1,100
Institutional Service Class Shares	99	326	572	1,275
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$191	$608	$1,050	$2,279

Fund Summary: Nationwide Large Cap Equity Fund (cont.)
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81.60% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in common stocks of large-cap U.S. companies, utilizing a value style of investing. In other words, the Fund seeks companies that may be trading at prices that do not reflect a company’s intrinsic value. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that may be temporary. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large-cap companies. The Fund currently considers large-cap companies as those with market capitalizations similar to those of companies included in the Russell 1000® Index. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security.
The subadviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the subadviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The subadviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the subadviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity.
In constructing a portfolio of securities, the subadviser is not constrained by the sector or industry weights in the Fund’s benchmark. The subadviser relies on individual stock selection and discipline in the investment process to add value and assigns the highest portfolio security weights to companies in which the subadviser has the highest level of conviction. The Fund is classified as a “non-diversified fund” under the Investment Company Act of 1940, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. The subadviser may sell a security as it reaches the subadviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating; or if it identifies a stock that it believes offers a better investment opportunity.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
Nondiversified fund risk– because the Fund may hold larger positions in fewer securities than diversified funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.
Value style risk– value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued actually may be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.
Loss of money is a risk of investing in the Fund.
Performance
The Fund has adopted the historical performance of the HighMark Large Cap Core Equity Fund, a former series of HighMark Funds (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on September 16, 2013. The returns presented for periods prior to September 16, 2013 reflect the performance of the Predecessor Fund. At the time of the reorganization, the

Fund Summary: Nationwide Large Cap Equity Fund (cont.)
Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. As of November 20, 2017, the Fund changed its broad-based securities index from the Russell 1000® Index to the Russell 1000® Value Index in order to more accurately reflect the Fund's current investment style. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	17.24%	–	2nd qtr. of 2009
Lowest Quarter:	-22.46%	–	4th qtr. of 2008
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Historical performance for Class A, Class C and Institutional Service Class shares is based on the previous performance of Class A, Class C and Fiduciary Class Shares, respectively, of the Predecessor Fund.
The inception date for Class R6 shares is September 18, 2013. Therefore, pre-inception historical performance of
Class R6 shares is based on the previous performance of the Predecessor Fund’s Fiduciary Class Shares. Performance for Class R6 shares has not been adjusted to reflect that share class’s lower expenses than those of the Predecessor Fund’s Fiduciary Class Shares.
Average Annual Total Returns
(For the Periods Ended December 31, 2017)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	14.91%	12.84%	7.42%
Class A Shares – After Taxes on Distributions	11.81%	11.13%	6.52%
Class A Shares – After Taxes on Distributions and Sales of Shares	10.06%	9.97%	5.85%
Class C Shares – Before Taxes	20.11%	13.42%	7.35%
Class R6 Shares – Before Taxes	22.42%	14.55%	8.39%
Institutional Service Class Shares – Before Taxes	22.14%	14.43%	8.33%
Russell 1000® Value Index (The Index does not pay sales charges, fees, expenses or taxes.)	13.66%	14.04%	7.10%
Russell 1000® Index (The Index does not pay sales charges, fees, expenses or taxes.)	21.69%	15.71%	8.59%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Diamond Hill Capital Management, Inc.
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Charles Bath, CFA	Managing Director – Investments and Portfolio Manager	Since 2017
Austin Hawley, CFA	Co-Chief Investment Officer and Portfolio Manager	Since 2017
Christopher Welch, CFA	Co-Chief Investment Officer and Portfolio Manager	Since 2017

Fund Summary: Nationwide Large Cap Equity Fund (cont.)
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A, Class C: $100 Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary: Nationwide Loomis All Cap Growth Fund
Objective
The Nationwide Loomis All Cap Growth Fund seeks to provide long-term capital growth.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 75 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 105 of the Statement of Additional Information.
	Class A Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	None	None
Other Expenses(1)	0.44%	0.19%	0.44%
Total Annual Fund Operating Expenses	1.49%	0.99%	1.24%
Fee Waiver/Expense Reimbursement(2)	(0.14)%	(0.14)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.35%	0.85%	1.10%
(1)	“Other Expenses” is based on estimated amounts for the current fiscal year.
(2)	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.85% until at least February 28, 2019. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement. More information about administrative services fees can be found in “Investing with Nationwide Funds” commencing on page 75 of this Prospectus.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$705	$992	$1,316	$2,229
Class R6 Shares	87	287	519	1,187
Institutional Service Class Shares	112	365	653	1,475
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect

Fund Summary: Nationwide Loomis All Cap Growth Fund (cont.)
the Fund’s performance. During the period from June 1, 2017 (commencement of operations) through October 31, 2017, the Fund’s portfolio turnover rate was 11.55% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund will invest in equity securities, primarily common stocks, issued by companies of any size. The Fund normally will invest across a wide range of sectors and industries, using a growth style of equity management that emphasizes companies with sustainable competitive advantages, long-term structural growth drivers, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. The Fund’s subadviser aims to invest in stocks of companies when they trade at a significant discount to the estimate of intrinsic value. The subadviser will consider selling a portfolio investment when it believes an unfavorable structural change occurs within a given business or the markets in which it operates, when a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the current price fully reflects the subadviser’s estimate of intrinsic value, or for other investment reasons which the subadviser deems appropriate.
The Fund is not required to maintain any specified percentage of its assets in securities of a particular capitalization size. The Fund is permitted, therefore, at any given time, to invest either all of its assets or none of its assets in any particular capitalization size, or to invest a flexible combination of its assets among various capitalization sizes. The Fund may invest up to 25% of its net assets in foreign securities. Although the Fund maintains a diversified portfolio, it nonetheless may invest in a limited number of issuers.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
New fund risk– the Fund is newly formed. The Fund’s investment strategy may not be successful under all future market conditions, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.
Smaller company risk– smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
Growth style risk– growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the subadviser has placed on it. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.
Limited portfolio holdings risk– because the Fund may hold large positions in a smaller number of securities, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
Loss of money is a risk of investing in the Fund.
Performance
Performance information gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. Performance information is not provided because the Fund did not complete one full calendar year of operations as of the date of this Prospectus.
Portfolio Management
Investment Adviser
Nationwide Fund Advisors

Fund Summary: Nationwide Loomis All Cap Growth Fund (cont.)
Subadviser
Loomis, Sayles & Company, L.P.
Portfolio Manager
Portfolio Manager	Title	Length of Service with Fund
Aziz V. Hamzaogullari, CFA	Vice President and Portfolio Manager	Since 2017
Purchase and Sale of Fund Shares
Minimum Initial Investment Class A: $2,000 Class R6: $1,000,000 Institutional Service Class: $50,000 Automatic Asset Accumulation Plan (Class A): $0* *Provided each monthly purchase is at least $50
Minimum Additional Investment Class A: $100 Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary: Nationwide Small Company Growth Fund
Objective
The Nationwide Small Company Growth Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 75 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 105 of the Statement of Additional Information.
	Class A Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.84%	0.84%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.24%	0.36%
Total Annual Fund Operating Expenses	1.33%	1.20%
Fee Waiver/Expense Reimbursement(1)	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	1.32%	1.19%
(1)	Nationwide Mutual Funds (the “Trust”) and Nationwide Fund Advisors (the “Adviser”) have entered into a written contract limiting annual fund operating expenses to 0.94% until at least February 28, 2019. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, acquired fund fees and expenses, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other nonroutine expenses not incurred in the ordinary course of the Fund’s business. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement. More information about administrative services fees can be found in “Investing with Nationwide Funds” commencing on page 75 of this Prospectus.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$702	$971	$1,261	$2,084
Institutional Service Class Shares	121	380	659	1,454
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15.58% of the average value of its portfolio.

Fund Summary: Nationwide Small Company Growth Fund (cont.)
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of small-cap companies, which are companies with market capitalizations no larger than those companies included in the Russell 2000® Growth Index. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. The Fund employs a “growth” style of investing. In other words, the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. In pursuing this approach, the subadviser seeks to build a portfolio of exceptional small companies, purchased early in their corporate life cycle, that have the wherewithal to become exceptional large companies.
In selecting small companies with the potential to become successful large companies, the subadviser analyzes the potential for sustainable revenue growth; adequate resources to establish and defend a viable product or service market, and market share; sufficient profitability to support long-term growth; and management skills and resources necessary to plan and execute a long-term growth plan.
The subadviser generally expects to hold securities for the long term in order to realize the potential rewards for incurring the risks associated with investing early in a company’s corporate life cycle. Nevertheless, the subadviser sells securities when it believes their potential for future growth is diminished. The Fund may emphasize particular industry sectors or groupings, and the percentage of the Fund’s assets invested in such sectors or groupings will vary from time to time, depending on the subadviser’s perception of investment opportunities.
The Fund is intended for aggressive investors seeking above-average gains and who are willing to accept the risks involved in investing in the securities of small companies. By itself, the Fund is not intended to serve as a complete investment program.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.
Smaller company risk– smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Growth style risk– growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the subadviser has placed on it. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.
Sector risk– investments in particular industries or sectors may be more volatile than the overall stock market. Therefore, if the Fund emphasizes one or more industries or economic sectors, it may be more susceptible to financial, market or economic events affecting the particular issuers and industries participating in such sectors than funds that do not emphasize particular industries or sectors.
Strategy risk– the subadviser’s strategy of generally holding stocks for long time periods, combined with its emphasis at times on particular industries or sectors, may cause the Fund to experience above-average short-term volatility. Accordingly, the Fund may be appropriate for investors who have a long investment time horizon and who seek to maximize long-term returns while accepting the possibility of significant short-term, or even long-term, losses.
Loss of money is a risk of investing in the Fund.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in

Fund Summary: Nationwide Small Company Growth Fund (cont.)
the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Institutional Service Class Shares
(Years Ended December 31,)
Highest Quarter:	17.08%	–	3rd qtr. of 2013
Lowest Quarter:	-7.34%	–	3rd qtr. of 2015
After-tax returns are shown in the table for Institutional Service Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns
(For the Periods Ended December 31, 2017)
	1 Year	5 Years	Since Inception (January 3, 2012)
Class A Shares – Before Taxes	20.59%	16.09%	16.22%
Institutional Service Class Shares – Before Taxes	28.20%	17.69%	17.59%
Institutional Service Class Shares – After Taxes on Distributions	27.25%	15.25%	15.45%
Institutional Service Class Shares – After Taxes on Distributions and Sales of Shares	16.75%	13.45%	13.64%
Russell 2000® Growth Index (The Index does not pay sales charges, fees, expenses or taxes.)	22.17%	15.21%	15.10%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Brown Capital Management, LLC
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Keith Lee	Managing Director & Senior Portfolio Manager	Since 2012
Robert Hall	Managing Director & Senior Portfolio Manager	Since 2012
Kempton Ingersol	Managing Director & Senior Portfolio Manager	Since 2012
Damien Davis, CFA	Managing Director & Portfolio Manager	Since 2013
Andrew Fones	Director & Portfolio Manager	Since 2014
Daman Blakeney	Managing Director & Senior Portfolio Manager	Since 2018
Purchase and Sale of Fund Shares
Minimum Initial Investment Class A: $2,000 Institutional Service Class: $50,000 Automatic Asset Accumulation Plan (Class A): $0* *Provided each monthly purchase is at least $50
Minimum Additional Investment Class A: $100 Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by

Fund Summary: Nationwide Small Company Growth Fund (cont.)
mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary: Nationwide U.S. Small Cap Value Fund
Objective
The Nationwide U.S. Small Cap Value Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 75 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 105 of the Statement of Additional Information.
	Class A Shares	Class C Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.84%	0.84%	0.84%	0.84%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.26%	0.26%	0.16%	0.41%
Total Annual Fund Operating Expenses	1.35%	2.10%	1.00%	1.25%
(1)	“Management Fees” has been restated to reflect the reduction of contractual investment advisory fees, effective May 1, 2017.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$705	$978	$1,272	$2,105
Class C Shares	313	658	1,129	2,431
Class R6 Shares	102	318	552	1,225
Institutional Service Class Shares	127	397	686	1,511
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$213	$658	$1,129	$2,431
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38.77% of the average value of its portfolio.

Fund Summary: Nationwide U.S. Small Cap Value Fund (cont.)
Principal Investment Strategies
The Fund is designed to capture the returns and diversification benefits associated with equity securities of a broad and diverse cross-section of small-cap companies in the United States. The subadviser uses a market capitalization-weighted approach to invest in companies that generally are smaller than the 500th largest U.S. company. While the companies in which the Fund invests may vary in capitalization sizes under $11 billion, under normal circumstances, the Fund will:
•hold at least 80% of the value of its net assets in common stocks of U.S. companies that have market capitalizations similar to those of companies included in the Russell 2000® Index (a measure of the performance of small-cap stocks) and
•maintain an average portfolio market capitalization that is within the range of companies included in the Russell 2000® Value Index (a measure of the performance of small-cap stocks that meet the criteria for value investing).
In general, the higher the relative market capitalization of the eligible company, the greater its representation in the Fund’s portfolio.
The Fund buys “value stocks,” which are stocks of companies that the subadviser has determined primarily to have high book values (i.e., values based on their respective assets minus their liabilities, as reflected on their balance sheets) in relation to the prices at which their stocks trade in the market. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that may be temporary. While the Fund may sell securities that do not meet the subadviser’s value criteria, the Fund is not required to sell a security even if a decline in the issuer’s market capitalization reflects a serious financial difficulty or potential or actual insolvency.
The Fund is designed for long-term investors with a focus on investment in the range of small-cap companies, as opposed to individual stock selection.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.
Smaller company risk– smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Targeted strategy risk– a portfolio that targets its investments to companies of different sizes within a broad small-capitalization range may fail to produce the returns and/or diversification benefits of the overall U.S. small-capitalization market.
Value style risk– value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued actually may be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.
Loss of money is a risk of investing in the Fund.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.

Fund Summary: Nationwide U.S. Small Cap Value Fund (cont.)
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	23.27%	–	3rd qtr. of 2009
Lowest Quarter:	-26.79%	–	4th qtr. of 2008
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Average Annual Total Returns
(For the Periods Ended December 31, 2017)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	1.40%	11.43%	7.88%
Class A Shares – After Taxes on Distributions	-0.97%	9.25%	6.68%
Class A Shares – After Taxes on Distributions and Sales of Shares	2.47%	8.76%	6.21%
Class C Shares – Before Taxes	5.74%	11.95%	7.78%
Class R6 Shares – Before Taxes	7.93%	13.15%	8.90%
Institutional Service Class Shares – Before Taxes	7.74%	12.90%	8.64%
Russell 2000® Value Index (The Index does not pay sales charges, fees, expenses, or taxes.)	7.84%	13.01%	8.17%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Dimensional Fund Advisors LP
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Joseph H. Chi, CFA	Co-Head of Portfolio Management, Senior Portfolio Manager and Vice President	Since 2012
Jed S. Fogdall	Co-Head of Portfolio Management, Senior Portfolio Manager and Vice President	Since 2012
Joel Schneider	Senior Portfolio Manager and Vice President	Since 2015
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A, Class C: $100 Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.

Fund Summary: Nationwide U.S. Small Cap Value Fund (cont.)
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary: Nationwide WCM Focused Small Cap Fund (formerly, Nationwide HighMark Small Cap Core Fund)
Objective
The Nationwide WCM Focused Small Cap Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 75 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 105 of the Statement of Additional Information.
	Class A Shares	Class C Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.84%	0.84%	0.84%	0.84%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.25%	0.25%	0.15%	0.25%
Total Annual Fund Operating Expenses	1.34%	2.09%	0.99%	1.09%
(1)	“Management Fees” has been restated to reflect the reduction of contractual investment advisory fees, effective May 1, 2017.
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$704	$975	$1,267	$2,095
Class C Shares	312	655	1,124	2,421
Class R6 Shares	101	315	547	1,213
Institutional Service Class Shares	111	347	601	1,329
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$212	$655	$1,124	$2,421
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95.99% of the average value of its portfolio.

Fund Summary: Nationwide WCM Focused Small Cap Fund (cont.)
Principal Investment Strategies
The Fund invests primarily in stocks of U.S. small-cap companies that the subadviser believes have improving earnings growth potential and attractive valuation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small-cap companies whose capitalization is within the range of the market capitalization of the companies in the Russell 2000® Index. The subadviser makes market capitalization determinations with respect to a security at the time of purchase of such security. In addition to holdings in primarily U.S. small-cap equity securities, the Fund may invest up to 20% of its net assets in foreign securities.
The subadviser uses an actively managed bottom-up stock selection process for choosing securities across the small-cap equity market universe. The subadviser selects securities using a process that seeks to identify companies that have all three of the following attributes: durable competitive advantages, shareholder-friendly management, and trade at a discount to intrinsic value. The portfolio is constructed using the subadviser’s best ideas that are generated through multiple sources, including scoring methodologies, management discussions, industry knowledge and prior research. The subadviser’s goal is to uncover companies with sustained high return on invested capital, consistent growth in free cash flow and stable to growing market share. The subadviser assigns the highest portfolio security weights to companies in which the subadviser has the highest level of conviction. The subadviser is not constrained by the sector weights in the benchmark.
Although the Fund maintains a diversified portfolio, it nonetheless may invest in a limited number of issuers. The subadviser may sell a security as it reaches the subadviser’s estimate of the company’s value; if relative fundamentals deteriorate; or if alternative investments become sufficiently more attractive.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.
Smaller company risk– smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
Limited portfolio holdings risk– because the Fund may hold large positions in a smaller number of securities an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
Loss of money is a risk of investing in the Fund.
Performance
The Fund has adopted the historical performance of the HighMark Small Cap Core Fund, a former series of HighMark Funds (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on September 16, 2013. The returns presented for periods prior to September 16, 2013 reflect the performance of the Predecessor Fund. At the time of the reorganization, the Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.

Fund Summary: Nationwide WCM Focused Small Cap Fund (cont.)
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	19.64%	–	3rd qtr. of 2009
Lowest Quarter:	-26.93%	–	4th qtr. of 2008
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Historical performance for Class A, Class C and Institutional Service Class shares is based on the previous performance of Class A, Class C and Fiduciary Class Shares, respectively, of the Predecessor Fund.
The inception date for Class R6 shares is September 18, 2013. Therefore, pre-inception historical performance of Class R6 shares is based on the previous performance of the Predecessor Fund’s Fiduciary Class Shares. Performance for Class R6 shares has not been adjusted to reflect that share class’s lower expenses than those of the Predecessor Fund’s Fiduciary Class Shares.
Average Annual Total Returns
(For the Periods Ended December 31, 2017)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	7.02%	13.84%	9.04%
Class A Shares – After Taxes on Distributions	4.99%	13.24%	8.75%
Class A Shares – After Taxes on Distributions and Sales of Shares	5.63%	11.09%	7.41%
Class C Shares – Before Taxes	11.70%	14.34%	8.89%
Class R6 Shares – Before Taxes	13.97%	15.54%	10.02%
Institutional Service Class Shares – Before Taxes	13.89%	15.47%	9.99%
Russell 2000® Index (The Index does not pay sales charges, fees, expenses or taxes.)	14.65%	14.12%	8.71%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
WCM Investment Management
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund
Jonathon Detter, CFA	Portfolio Manager & Business Analyst	Since 2017
Anthony B. Glickhouse, CFA	Portfolio Manager & Business Analyst	Since 2017
Patrick McGee, CFA	Portfolio Manager & Business Analyst	Since 2017
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A, Class C: $100 Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by

Fund Summary: Nationwide WCM Focused Small Cap Fund (cont.)
mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary: Nationwide Ziegler Equity Income Fund
Objective
The Nationwide Ziegler Equity Income Fund seeks total return from income and capital appreciation.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 75 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 105 of the Statement of Additional Information.
	Class A Shares	Class C Shares	Class R6 Shares	Institutional Service Class Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.16%	0.15%	0.07%	0.19%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	0.93%	1.67%	0.59%	0.71%
Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses, and any expense limitation or fee waivers that may apply for the periods indicated above under “Fees and Expenses.” Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A Shares	$664	$854	$1,060	$1,652
Class C Shares	270	526	907	1,976
Class R6 Shares	60	189	329	738
Institutional Service Class Shares	73	227	395	883
You would pay the following expenses on the same investment if you did not sell your shares:
	1 Year	3 Years	5 Years	10 Years
Class C Shares	$170	$526	$907	$1,976
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 59.73% of the average value of its portfolio.

Fund Summary: Nationwide Ziegler Equity Income Fund (cont.)
Principal Investment Strategies
The Fund seeks to invest, under normal market conditions, in stocks that provide a dividend yield that is generally greater than the average yield for each stock’s representative Global Industry Classification Standard (“GICS”) sector and provide exposure across major sectors of the domestic equity market, as defined by GICS.
The subadviser uses a stock selection process that begins by identifying U.S. dividend paying common and/or preferred stocks within a market capitalization range that reflects the market capitalization range of the companies included in the Russell 1000® Value Index (the “investable universe”). The subadviser then assigns each stock within the investable universe into its appropriate GICS industry sector. The subadviser ranks each stock within each of the GICS industry sectors by its dividend yield—highest dividend yield to the lowest dividend yield. The subadviser uses additional screens throughout the stock selection process to attempt to select stocks with more favorable valuation and higher quality of earnings characteristics, such as stronger cash flows, growth potential, dividends and other favorable investment characteristics.
Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. The Fund concentrates at least 25% of its assets in equity securities of companies which operate in the financial services group of industries.
Under normal market conditions, the Fund may invest up to 20% of its net assets in foreign securities and bonds.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.
As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:
Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Market and selection risks– market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s subadviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.
Concentration risk– the risk associated with exposure to any one industry or sector. Because the Fund seeks to invest in stocks that provide a yield that exceeds the average yield of its representative industry or sector and because a high percentage of these stocks are financial services-based companies, the Fund focuses its investments (i.e., invests more than 25% of its total assets) in the financial services sector. This sector concentration exposes the Fund to risks associated with economic conditions in the financial services sector. Those risks include the following, among others:
•Government Regulation. Companies in the financial services sector are subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. There is also the risk of government intervention in the sector, including such activities as forced receivership or restructuring of companies which could severely adversely affect the values of an investment in company stock.
•Interest Rate Increases. The profitability of companies in this sector is adversely affected by increases in interest rates.
•Loan Losses. The profitability of companies in this sector is adversely affected by loan losses, which usually increase in economic downturns.
•Consolidation and Competition. Newly enacted laws may result in increased inter-industry consolidation and competition in the financial sector.
Preferred stock risk– a preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. Preferred stocks often behave like debt securities, but have a lower payment priority than the issuer’s bonds or other debt securities. Therefore, they may be subject to greater credit risk than those of debt securities. Preferred stocks also may be significantly less liquid than many other securities, such as corporate debt or common stock.
Fixed-income securities risk– investments in fixed-income securities, such as bonds or other investments with debt-like characteristics, subject the Fund to interest rate risk, credit risk and prepayment and call risk, which may affect the value of your investment. Interest rate risk is the risk that the value of fixed-income securities will decline when interest rates rise. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and may cause the value of the Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase the Fund's

Fund Summary: Nationwide Ziegler Equity Income Fund (cont.)
exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.
Credit risk is the risk that the issuer of a bond may default if it is unable to pay interest or principal when due. If an issuer defaults, the Fund may lose money. Changes in a bond issuer’s credit rating or the market’s perceptions of an issuer’s creditworthiness also may affect the value of a bond. Prepayment and call risk is the risk that certain fixed-income securities will be paid off by the issuer more quickly than anticipated. If this occurs, the Fund may be required to invest the proceeds in securities with lower yields.
Foreign securities risk– foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.
Loss of money is a risk of investing in the Fund.
Performance
The Fund has adopted the historical performance of the HighMark Equity Income Fund, a former series of HighMark Funds (the “Predecessor Fund”) as the result of a reorganization in which the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund on September 16, 2013. The returns presented for periods prior to September 16, 2013 reflect the performance of the Predecessor Fund. At the time of the reorganization, the Fund and the Predecessor Fund had substantially similar investment goals and strategies.
The returns presented for periods prior to June 8, 2009 are based on the performance of the North Track Equity Income Fund (the “Prior Predecessor Fund”), which was acquired as the result of a reorganization between the Predecessor Fund and the Prior Predecessor Fund. At the time of the reorganization, the Predecessor Fund and the Prior Predecessor Fund had substantially similar investment goals and strategies.
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Class A Shares
(Years Ended December 31,)
Highest Quarter:	15.64%	–	3rd qtr. of 2009
Lowest Quarter:	-21.86%	–	4th qtr. of 2008
After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-advantaged arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Historical performance for Class A, Class C and Institutional Service Class shares is based on the previous performance of Class A, Class C and Fiduciary Class Shares, respectively, of the Predecessor Fund. The performance of Fiduciary Class Shares for the period from June 8, 2009 to July 24, 2009 was based on the performance of Class A Shares of the Predecessor Fund and, for the period prior to June 8, 2009, of Class A shares of the Prior Predecessor Fund. The performance of the Predecessor Fund’s Fiduciary Class Shares had been adjusted because Class A Shares of the Predecessor Fund and the Prior Predecessor Fund bore a sales charge while Fiduciary Class Shares did not bear a sales charge. However, the performance of the Predecessor Fund’s Fiduciary Class Shares was not adjusted to reflect that share class’s lower expenses than those of Class A Shares of the Predecessor Fund and the Prior Predecessor Fund.
The inception date for Class R6 shares is September 18, 2013. Therefore, pre-inception historical performance of Class R6 shares is based on the previous performance of the Predecessor Fund’s Fiduciary Class Shares. Performance for Class R6 shares has not been adjusted to reflect that share class’s lower expenses than those of the Predecessor Fund’s Fiduciary Class Shares.

Fund Summary: Nationwide Ziegler Equity Income Fund (cont.)
Average Annual Total Returns
(For the Periods Ended December 31, 2017)
	1 Year	5 Years	10 Years
Class A Shares – Before Taxes	11.22%	12.15%	6.62%
Class A Shares – After Taxes on Distributions	8.08%	10.93%	5.80%
Class A Shares – After Taxes on Distributions and Sales of Shares	7.92%	9.46%	5.17%
Class C Shares – Before Taxes	16.13%	12.62%	6.49%
Class R6 Shares – Before Taxes	18.38%	13.79%	7.44%
Institutional Service Class Shares – Before Taxes	18.25%	13.67%	7.39%
Russell 1000® Value Index (The Index does not pay sales charges, fees, expenses or taxes.)	13.66%	14.04%	7.10%
Portfolio Management
Investment Adviser
Nationwide Fund Advisors
Subadviser
Ziegler Capital Management, LLC
Portfolio Managers
Portfolio Manager	Title	Length of Service with Fund (and Predecessor Funds)
Donald J. Nesbitt, CFA	Chief Investment Officer and Senior Portfolio Manager	Since 2005
Mikhail I. Alkhazov, CFA	Vice President and Senior Portfolio Manager	Since 2005
Purchase and Sale of Fund Shares
Minimum Initial Investment
Class A, Class C: $2,000
Class R6: $1,000,000
Institutional Service Class: $50,000
Automatic Asset Accumulation Plan (Class A, Class C): $0*
*Provided each monthly purchase is at least $50
Minimum Additional Investment Class A, Class C: $100 Class R6, Institutional Service Class: no minimum Automatic Asset Accumulation Plan (Class A, Class C): $50
In general, you can buy or sell (redeem) shares of the Fund through your broker-dealer or financial intermediary, or by mail or phone on any business day. You can generally pay for shares by check or wire.
To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.
Tax Information
The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

How the Funds Invest: Nationwide Bailard Cognitive Value Fund
Objective
The Nationwide Bailard Cognitive Value Fund seeks long-term capital appreciation. This objective may be changed by the Nationwide Mutual Funds’ (the “Trust”) Board of Trustees (“Board of Trustees”) without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
The Fund will, under normal market conditions, invest its assets primarily in common stocks of small-cap value companies that are within a market capitalization range that is similar, although not identical, to the market capitalization range of those companies found in the Russell 2000® Value Index. Under normal market conditions, the Fund may invest up to 25% of the Fund’s net assets in common stocks of micro-cap companies whose market capitalization, measured at the time of purchase, is $300 million or less. There is no minimum market capitalization limit for the companies in which the Fund may invest. The Fund’s subadviser seeks to add value to the Fund’s portfolio through stock selection while maintaining a risk profile that is appropriate relative to the Russell 2000® Value Index. The subadviser uses both quantitative and qualitative analysis to identify stocks it believes are currently undervalued by the market but which still have good fundamentals.
As part of the portfolio management of the Fund, the subadviser employs Behavioral Finance techniques in an attempt to capitalize on investors’ behavioral biases and cognitive errors that can result in securities being mispriced. Behavioral Finance is the study of why people do not always behave in an economically rational manner. Economic irrationality typically arises from investors maximizing personal benefit (not wealth), emotional investing, heuristic biases (e.g., “trial and error” or “rule of thumb” biases) and cognitive errors. The subadviser attempts to exploit investors’ biases and errors that it believes to be recurring and predictable, and to minimize its own susceptibility to these same biases and errors. Stocks are sold when their ranking scores, determined using the subadviser’s model, deteriorate below available alternatives, or when the subadviser determines that shifts to the competitive universe or Russell 2000 Value benchmark are significant enough to require economic subsector adjustments to the portfolio for risk control purposes.
The Fund may invest up to 25% of its net assets in U.S. dollar-denominated stocks of foreign companies. The Fund also may engage in active and frequent trading of portfolio securities.
Key Terms:
Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.
Micro-cap companies – companies whose capitalization is $300 million or less.
Quantitative analysis – mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by the Fund.
Small-cap value companies – companies whose capitalization is within the range of the market capitalization of the companies in the Russell 2000® Value Index. As of December 31, 2017, the market capitalization for companies included in the Russell 2000® Value Index ranged from approximately $1.8 million to $5.2 billion.
Value stocks – stocks that may be trading at prices that do not reflect a company’s intrinsic value, based on factors such as a company’s stock price relative to its book value, earnings and cash flow. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that may be temporary.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to BEHAVIORAL FINANCE TECHNIQUES RISK, EQUITY SECURITIES RISK, FOREIGN SECURITIES RISK, MARKET AND SELECTION RISKS, MICRO-CAP RISK, PORTFOLIO TURNOVER RISK, SMALLER COMPANY RISK and VALUE STYLE RISK each of which is described in the section “Risks of Investing in the Funds” beginning on page 64.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

How the Funds Invest: Nationwide Bailard Technology & Science Fund
Objective
The Nationwide Bailard Technology & Science Fund seeks long-term capital appreciation. This objective may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
The Fund will, under normal market conditions, invest its assets primarily in common stocks located in the United States and abroad that the subadviser believes have superior sales and earnings growth potential, but at a reasonable price. It is expected that, under normal market conditions, the Fund will invest at least 80% of its net assets in established companies in the technology and science sectors, including in the semiconductor, semiconductor equipment, hardware, software, services, communications, social media, biotechnology medical devices and pharmaceutical sectors, and may invest in other sectors if determined by the Fund’s subadviser to be in the Fund’s best interests. The Fund may also invest up to 25% of its net assets in U.S. dollar denominated stocks of foreign companies located in both developed and emerging market countries.
Using a combination of qualitative and quantitative analysis, the Fund seeks to identify and invest in companies that offer superior sales and earnings growth prospects at a reasonable valuation. The subadviser seeks to add value to the Fund’s portfolio through stock selection. The subadviser may also consider market indices and its own estimates of competitor portfolio weightings in managing the Fund’s portfolio. The subadviser will sell securities if it determines that the company’s prospects change or fundamentals no longer appear relatively attractive.
The Fund may also invest opportunistically in initial public offerings (“IPOs”) and in securities of new public companies that have had their IPO within the last six months and that the subadviser finds attractive. The subadviser seeks investment opportunities to penetrate new and existing markets specifically within the technology, biotechnology and other growth industries. In looking at particular companies, the subadviser evaluates the scope of business of a company and its competitive landscape, as well as its management team’s experience.
Key Terms:
Emerging market countries – typically are developing and low- or middle-income countries such as those as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.
Growth style – investing in equity securities of companies that the Fund’s subadviser believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock prices.
Quantitative analysis – mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by the Fund.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to EMERGING MARKETS RISK, EQUITY SECURITIES RISK, FOREIGN SECURITIES RISK, GROWTH STYLE RISK, INITIAL PUBLIC OFFERING RISK, MARKET AND SELECTION RISKS, NEW PUBLIC COMPANY RISK and SECTOR RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 64.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

How the Funds Invest: Nationwide Fund
Objective
The Nationwide Fund seeks total return through a flexible combination of capital appreciation and current income. This objective may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
The Fund invests in a diversified portfolio of common stocks to produce an overall blended equity portfolio consisting of various types of stocks that the subadviser believes offer the potential for capital growth and/or dividend income. Most of the stocks in which the Fund invests are issued by large-cap companies. Some of these companies may be located outside of the United States. The Fund makes market capitalization determinations with respect to a security at the time it purchases such security.
In managing the Fund, the subadviser allocates the Fund’s assets across a variety of industries, selecting companies in each industry based on the research of a team of global industry analysts. The Fund typically seeks to maintain representation in each major industry represented by broad-based, large cap U.S. equity indices.
The subadviser employs a bottom-up approach to selecting securities, emphasizing those that it believes to represent above-average potential for total return, based on fundamental research and analysis. Fundamental analysis of a company typically involves the assessment of a variety of factors, and may include the company’s business environment, management quality, balance sheet, income statement, anticipated earnings, revenues and dividends, and environmental, social and/or governance (ESG) factors. The subadviser seeks to develop a portfolio that is broadly diversified across issuers, sectors, industries and styles. The Fund’s portfolio therefore will include stocks that are considered to be either growth stocks or value stocks. Because the subadviser’s process is driven primarily by individual stock selection, the overall portfolio’s yield, price-to-earnings ratio, price-to-book ratio, growth rate and other characteristics will vary over time and, at any given time, the Fund may emphasize either growth stocks or value stocks. The subadviser may sell a security when it believes that a significant change in the company’s business fundamentals exists, it has become overvalued in terms of earnings, assets or growth prospects or in order to take advantage of more attractive alternatives.
Key Terms:
Bottom-up approach – a method of investing that involves the selection of securities based on their individual attributes regardless of broader national, industry or economic factors.
Growth stocks – equity securities of companies that the Fund’s subadviser believes have above-average rates of earnings or cash flow growth and which therefore may experience above-average increases in stock prices.
Large-cap companies – companies with market capitalizations similar to those of companies included in the Russell 1000® Index, ranging from $348.5 million to $868.3 billion as of December 31, 2017.
Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.
Value stocks – stocks that may be trading at prices that do not reflect a company’s intrinsic value, based on factors such as a company’s stock price relative to its book value, earnings and cash flow. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that may be temporary.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to EQUITY SECURITIES RISK, FOREIGN SECURITIES RISK, GROWTH STYLE RISK, MARKET AND SELECTION RISKS and VALUE STYLE RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 64.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

How the Funds Invest: Nationwide Geneva Mid Cap Growth Fund
Objective
The Nationwide Geneva Mid Cap Growth Fund seeks long-term capital appreciation. This objective may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
The Fund seeks to invest, under normal market conditions, in common stocks of publicly traded companies that the subadviser believes demonstrate, at the time of a stock’s purchase, strong growth characteristics such as a leadership position in the relevant industry, a sustainable advantage, strong earnings growth potential and experienced management.
The Fund’s investment focus is on U.S. companies whose market capitalization is generally within the range of the companies represented in the Russell Midcap® Growth Index (the “Index”) at time of purchase (“U.S. mid-cap companies”), although the Fund may invest in companies outside this range. This capitalization range varies with market changes and periodic reconstitution of the Index. Just following a reconstitution, the capitalization range of an index may be significantly different than it was prior to the reconstitution. Under normal circumstances, the Fund will invest at least 80% of its net assets in U.S. mid-cap companies. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. Because the Fund may continue to hold a security whose market capitalization increases or decreases, a substantial portion of the Fund’s holdings can have market capitalizations outside the range of the Index at any given time. In selecting growth stocks for the Fund, the subadviser emphasizes a “bottom-up” fundamental analysis (i.e., developing an understanding of the specific company through research, meetings with management or analysis of the company’s financial statements and public disclosures). The subadviser’s “bottom-up” approach is supplemented by “top-down” considerations (i.e., reviewing general economic conditions and analyzing their effect on various industries). A complete position will be sold from the portfolio when the subadviser believes there is a major negative change in the long-term outlook for the company or industry. The subadviser also may reduce a position when an individual stock holding represents more than 5% of the portfolio; a particular industry represents more than 15% of the portfolio; or the subadviser believes the stock has become overvalued based on the subadviser’s proprietary valuation model and technical analysis.
Key Terms:
Bottom-up approach – a method of investing that involves the selection of securities based on their individual attributes regardless of broader national, industry or economic factors.
Growth stocks – equity securities of companies that the Fund’s subadviser believes have above-average rates of earnings or cash flow growth and which therefore may experience above-average increases in stock prices.
Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.
Top-down approach – a method of investing that involves first looking at trends in the general economy, followed by selecting industries, and then companies within such industries, that may benefit from those trends.
U.S. mid-cap companies – have market capitalizations similar to those of companies included in the Russell Midcap® Growth Index and which list their stock on a U.S. national securities exchange. As of December 31, 2017, the market capitalization for companies included in the Russell Midcap® Growth Index ranged from approximately $162.9 million to $35.3 billion.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to EQUITY SECURITIES RISK, GROWTH STYLE RISK, MARKET AND SELECTION RISKS and MID-CAP RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 64.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

How the Funds Invest: Nationwide Geneva Small Cap Growth Fund
Objective
The Nationwide Geneva Small Cap Growth Fund seeks long-term capital appreciation. This objective may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
The Fund seeks to invest, under normal market conditions, in common stocks of publicly traded companies that the subadviser believes demonstrate, at the time of a stock’s purchase, strong growth characteristics such as a leadership position in the relevant industry, a sustainable advantage, strong earnings growth potential and experienced management. The Fund’s investment focus is on U.S. companies whose market capitalizations are generally within the market capitalization range of the companies represented in the Russell 2000® Index (the “Index”) at time of purchase (“small-cap companies”), although the Fund may invest in companies outside this range. This capitalization range varies with market changes and periodic reconstitution of the Index. Just following a reconstitution, the capitalization range of an index may be significantly different than it was prior to the reconstitution. Under normal circumstances, the Fund will invest at least 80% of its net assets in small-cap companies. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. Because the Fund may continue to hold a security whose market capitalization increases or decreases, a substantial portion of the Fund’s holdings can have market capitalizations outside the range of the Index at any given time. In selecting growth stocks for the Fund, the subadviser emphasizes a “bottom-up” fundamental analysis (i.e., developing an understanding of the specific company through research, meetings with management or analysis of the company’s financial statements and public disclosures). The subadviser’s “bottom-up” approach is supplemented by “top-down” considerations (i.e., reviewing general economic conditions and analyzing their effect on various industries). A complete position will be sold from the portfolio when the subadviser believes there is a major negative change in the long-term outlook for the company or industry. A position will be reduced when an individual stock holding represents more than 5% of the portfolio; a particular industry represents more than 15% of the portfolio; or the subadviser believes the stock has become overvalued based on the subadviser’s proprietary valuation model and technical analysis.
Key Terms:
Bottom-up approach – a method of investing that involves the selection of securities based on their individual attributes regardless of broader national, industry or economic factors.
Growth stocks – equity securities of companies that the Fund’s subadviser believes have above-average rates of earnings or cash flow growth and which therefore may experience above-average increases in stock prices.
Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.
Small-cap companies – have market capitalizations similar to those of companies included in the Russell 2000® Index. As of December 31, 2017, the market capitalization of the largest company included in the Russell 2000® Index was $8.8 billion.
Top-down approach – a method of investing that involves first looking at trends in the general economy, followed by selecting industries, and then companies within such industries, that may benefit from those trends.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to EQUITY SECURITIES RISK, GROWTH STYLE RISK, MARKET AND SELECTION RISKS and SMALLER COMPANY RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 64.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

How the Funds Invest: Nationwide Growth Fund
Objective
The Nationwide Growth Fund seeks long-term capital growth. This objective may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
The Fund is designed to provide investors with exposure to stocks of larger companies while also, during periods of high equity market volatility or stock price declines, providing a hedging strategy that seeks to reduce the extent of investment losses to the Fund.
Under normal equity market circumstances, the Fund invests primarily in common stocks issued by large-cap companies, utilizing a growth style of investing. In other words, the Fund seeks companies whose earnings the subadviser expects to grow consistently faster than those of other companies. The subadviser uses a process based on quantitative analysis that applies various factors both to evaluate current market conditions and to identify possible investment opportunities. This process is based on the subadviser’s belief that stocks evidencing specific factors or combinations of factors outperform other stocks during specific market environments and underperform in others.
The factors included in the subadviser’s quantitative process fall into one of four groupings:
•valuation;
•investor sentiment;
•growth and profitability and
•earnings quality.
Within each grouping there are several factors. Because the market environment changes continuously, different factors, or combinations of factors, are in favor or out of favor at different times.
In managing the Fund, the subadviser first assesses those factors, or combinations of factors, that it believes to be in favor in the market at any given time. It then applies factor analysis to individual stocks within industry groups, in selecting stocks and building the portfolio. The subadviser then applies fundamental analysis (i.e., qualitative research) to refine the results of its quantitative model with the goal of constructing an overall portfolio that emphasizes those stocks that it believes will be more likely to succeed under prevailing market conditions.
The Fund generally will sell a stock when, under the subadviser’s model, its ranking declines. The Fund also may sell a stock when, in the subadviser’s opinion, the factors in favor under the prevailing market environment have changed, or when the subadviser believes other opportunities appear more attractive.
Hedging Strategy
When market volatility increases and the value of the Fund’s portfolio declines through predetermined thresholds, the subadviser uses stock index futures and/or invests in exchange-traded funds (“ETFs”) in order to hedge against stock market risks and to decrease the Fund’s overall equity exposure.
Futures – when volatility is high, the subadviser seeks to decrease the Fund’s equity exposure by taking short positions in futures, the value of which are derived from the performance of a stock index. This strategy will expose the Fund to leverage.
Exchange-traded funds – the subadviser’s hedging strategy also may include the purchase of shares of ETFs. ETFs in which the Fund may invest generally pursue index-based strategies, although these generally are designed to correlate inversely with the performance of an index. An inverse correlation strategy is similar to a short sale strategy in that it seeks to profit when the value of the index is declining, but will suffer losses when the value of the index rises. Some of these ETFs seek leveraged returns that involve multipliers. For example, when volatility is high, the subadviser may purchase shares of an ETF that seeks returns that correspond to two or more times the inverse of the performance of an index.
During most market environments, there likely will be no hedging activity, and the Fund’s investments in stocks will drive the Fund’s returns. Once volatility reaches a particular threshold, the subadviser will implement hedging gradually. As volatility increases, so does the extent of hedging activity. As market conditions improve, the opposite occurs, allowing the Fund to become fully invested in stocks again.
Although the reduction of equity exposure during periods of higher volatility is designed to decrease the risk of loss to your investment, it may prevent you from achieving higher investment returns. Further, the Fund’s use of leverage in its strategies may cause the Fund’s performance to be more volatile than if the Fund had not been leveraged.
Key Terms:
Derivative – a contract, security or investment the value of which is based on the performance of an underlying financial asset, index or economic measure. Futures are derivatives, because their values are based on changes in the values of an underlying asset or measure.
Exchange-traded fund – a type of investment company that invests in equity or debt securities, often pursuing an index-based strategy. Unlike regular mutual funds, ETFs trade like common stock on a stock exchange and experience price changes throughout the day as they are bought and sold.

How the Funds Invest: Nationwide Growth Fund (cont.)
Futures – a contract that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for the cash value of a contract based on the underlying asset) at a specified price on the contract’s maturity date. The assets underlying futures contracts may be commodities, currencies, securities or financial instruments, or even intangible measures such as securities indices or interest rates. Futures do not represent direct investments in securities (such as stocks and bonds) or commodities. Rather, futures are derivatives, because their value is derived from the performance of the assets or measures to which they relate. Futures are standardized and traded on exchanges, and therefore, typically are more liquid than other types of derivatives.
Growth style – investing in equity securities of companies that the Fund’s subadviser believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock prices.
Index-based strategy – investing in stocks or other securities with a goal of obtaining investment returns that closely track the performance of a benchmark stock index.
Large-cap companies – companies with market capitalizations similar to those of companies included in the Russell 1000® Index, ranging from $348.5 million to $868.3 billion as of December 31, 2017.
Quantitative analysis – mathematical and statistical methods used in the investment process to evaluate market conditions and to identify securities of issuers for possible purchase or sale by the Fund.
Volatility – the degree to which the value of the Fund’s portfolio may be expected to rise or fall within a period of time. A high level of volatility means that the Fund’s value may be expected to increase or decrease significantly over a specified period of time. A lower level of volatility means that the Fund’s value is not expected to fluctuate so significantly.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to DERIVATIVES RISK, EQUITY SECURITIES RISK, EXCHANGE-TRADED FUNDS RISK, HEDGING STRATEGY RISK, MARKET AND SELECTION RISKS, GROWTH STYLE RISK, LEVERAGE RISK and SHORT POSITION RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 64.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

How the Funds Invest: Nationwide Large Cap Equity Fund
Objective
The Nationwide Large Cap Equity Fund seeks long-term capital appreciation. This objective may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
The Fund invests primarily in common stocks of large-cap U.S. companies, utilizing a value style of investing. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large-cap companies. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security.
The subadviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the subadviser concentrates on the fundamental economic drivers of the business. The subadviser uses a bottom-up approach, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The subadviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the subadviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity.
In constructing a portfolio of securities, the subadviser is not constrained by the sector or industry weights in the Fund’s benchmark. The subadviser relies on individual stock selection and discipline in the investment process to add value and assigns the highest portfolio security weights to companies in which the subadviser has the highest level of conviction.
The Fund is classified as a “non-diversified fund” under the Investment Company Act of 1940, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. The subadviser may sell a security as it reaches the subadviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating; or if it identifies a stock that it believes offers a better investment opportunity.
Key Terms:
Bottom-up approach – a method of investing that involves the selection of securities based on their individual attributes regardless of broader national, industry or economic factors.
Large-cap companies – companies with market capitalizations similar to those of companies included in the Russell 1000® Index, ranging from $348.5 million to $868.3 billion as of December 31, 2017.
Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.
Value style – investing in equity securities that may be trading at prices that do not reflect a company’s intrinsic value, based on such factors as a company’s stock price relative to its book value, earnings and cash flow. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that may be temporary.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to EQUITY SECURITIES RISK, FOREIGN SECURITIES RISK, MARKET AND SELECTION RISKS, NONDIVERSIFIED FUND RISK and VALUE STYLE RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 64.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

How the Funds Invest: Nationwide Loomis All Cap Growth Fund
Objective
The Nationwide Loomis All Cap Growth Fund seeks to provide long-term capital growth. This objective may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
Under normal circumstances, the Fund will invest in equity securities, primarily common stocks, issued by companies of any size, including large-cap, mid-cap and small-cap companies. The Fund normally will invest across a wide range of sectors and industries, using a growth style of equity management that emphasizes companies with sustainable competitive advantages, long-term structural growth drivers, attractive cash flow returns on invested capital, and management teams focused on creating long-term value for shareholders. The Fund’s subadviser aims to invest in stocks of companies when they trade at a significant discount to the subadviser’s estimate of intrinsic value. The subadviser will consider selling a portfolio investment when it believes an unfavorable structural change occurs within a given business or the markets in which it operates, when a critical underlying investment assumption is flawed, when a more attractive reward-to-risk opportunity becomes available, when the current price fully reflects the subadviser’s estimate of intrinsic value, or for other investment reasons which the subadviser deems appropriate.
The Fund is not required to maintain any specified percentage of its assets in securities of a particular market capitalization size. The Fund is permitted, therefore, at any given time, to invest either all of its assets or none of its assets in any particular capitalization size, or to invest a flexible combination of its assets among various capitalization sizes. The Fund may invest up to 25% of its net assets in foreign securities. Although the Fund maintains a diversified portfolio, it nonetheless may invest in a limited number of issuers.
Key Terms:
Common stock – securities representing shares of ownership of a corporation.
Equity securities – represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.
Growth style – investing in equity securities of companies that the Fund’s subadviser believes have above-average rates of cash flow growth and which therefore may experience above-average increases in stock prices.
Large-cap companies – companies with market capitalizations similar to those of companies included in the Russell 1000® Index, ranging from $348.5 million to $868.3 billion as of December 31, 2017.
Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.
Mid-cap companies – companies with market capitalizations similar to those of companies included in the Russell MidCap® Index, ranging from $348.5 million to $35.3 billion as of December 31, 2017.
Small-cap companies – have market capitalizations similar to those of companies included in the Russell 2000® Index. As of December 31, 2017, the market capitalization of the largest company included in the Russell 2000® Index was $8.8 billion.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to EQUITY SECURITIES RISK, FOREIGN SECURITIES RISK, GROWTH STYLE RISK, LIMITED PORTFOLIO HOLDINGS RISK, MARKET AND SELECTION RISKS, NEW FUND RISK and SMALLER COMPANY RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 64.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

How the Funds Invest: Nationwide Small Company Growth Fund
Objective
The Nationwide Small Company Growth Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. This objective may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets in common stocks of small-cap companies. The Fund employs a growth style of investing, as the subadviser seeks to build a portfolio of exceptional small companies that have the wherewithal to become exceptional large companies. Specifically, the subadviser seeks to identify publicly-traded companies early in their corporate life cycle that can produce exceptional long-term returns. Typically, these are companies with operating revenues of $250 million or less at the time of initial purchase.
In selecting small companies with the potential to become successful large companies, the subadviser analyzes the potential for:
•sustainable revenue growth;
•adequate resources to establish and defend a viable product or service market, and market share;
•sufficient profitability to support long-term growth and
•management skills and resources necessary to plan and execute a long-term growth plan.
The subadviser believes that:
•a sustained commitment to a portfolio of exceptional small companies will, over time, produce a significant investment return and
•an investment analysis that identifies and successfully evaluates those few small companies with the legitimate potential to become large companies can be a very rewarding investment strategy.
Accordingly, the subadviser employs analysis that contains elements of traditional dividend discount and earnings yield models.
The subadviser generally expects to hold securities for the long term in order to realize the potential rewards for incurring the risks associated with investing early in a company’s corporate life cycle. Nevertheless, the subadviser sells securities when it believes their potential for future growth is diminished. The Fund may emphasize particular industry sectors or groupings, and the percentage of the Fund’s assets invested in such sectors or groupings will vary from time to time, depending on the subadviser’s perception of investment opportunities.
The Fund is intended for aggressive investors seeking above average gains and who are willing to accept the risks involved in investing in the securities of small companies. By itself, the Fund is not intended to serve as a complete investment program.
Key Terms:
Growth style – investing in equity securities of companies that the Fund’s subadviser believes have above-average rates of earnings or cash flow growth and which therefore may experience above-average increases in stock prices.
Small-cap companies – companies with market capitalizations at the time of the Fund’s initial purchase that are no larger than those of companies included in the Russell 2000® Growth Index, the largest of which was $8.8 billion as of December 31, 2017.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to EQUITY SECURITIES RISK, GROWTH STYLE RISK, MARKET AND SELECTION RISKS, SECTOR RISK, SMALLER COMPANY RISK and STRATEGY RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 64.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

How the Funds Invest: Nationwide U.S. Small Cap Value Fund
Objective
The Nationwide U.S. Small Cap Value Fund seeks long-term capital appreciation. This objective may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
The Fund is designed to capture the returns and diversification benefits associated with equity securities of a broad and diverse cross-section of smaller companies in the United States that the subadviser believes to be value stocks. While the companies in which the Fund invests may vary in capitalization sizes under $11 billion, the following two investment policies apply to the Fund:
•Under normal circumstances, the Fund holds at least 80% of the value of its net assets in common stocks of U.S. small-cap companies and
•The Fund typically will maintain an average portfolio market capitalization that is within the range of companies included in the Russell 2000® Value Index.
These two investment policies are non-fundamental, which means that they may be changed by the Board of Trustees upon 60 days’ written notice to shareholders.
Using a market capitalization-weighted approach, the subadviser invests in companies that are smaller than the 500th largest U.S. company. In general, the higher the relative market capitalization of the eligible company, the greater its representation in the Fund’s portfolio. The average market capitalization of the overall portfolio, however, normally stays within the range of companies included in the Russell 2000® Value Index. The subadviser screens such companies for those exhibiting value characteristics, focusing primarily on those that have low stock prices in relation to their book values. This evaluation of price-to-book excludes companies having negative or zero book values.
The Fund generally expects to retain securities of companies with smaller market capitalizations for longer periods, despite any decrease in such companies’ price-to-book ratios. While the Fund may sell securities that do not meet the subadviser’s value criteria when, in the subadviser’s judgment, circumstances warrant, the Fund is not required to sell a security even if a decline in the issuer’s market capitalization reflects a serious financial difficulty or potential or actual insolvency.
The Fund is designed for long-term investors with a focus on investment in the range of small-cap companies, as opposed to individual stock selection.
About Russell indices – The Russell 2000® Index is composed of equity securities of small-capitalization U.S. companies. It includes the smallest 2,000 companies in the Russell 3000® Index, which in turn generally measures the performance of the largest 3,000 U.S. companies, based on market capitalization. The Russell 2000® Index is generally considered to broadly represent the performance of publicly traded U.S. smaller-capitalization stocks. The Frank Russell Company selects stocks for the Russell 2000® Index based on its criteria for the index and does not evaluate whether any particular stock is an attractive investment. The Russell 2000® Value Index represents those issuers listed in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values. The market capitalization of the largest company included in the Russell 2000® Value Index was $5.3 billion as of December 31, 2017.
The Frank Russell Company reconstitutes the Russell 2000® Index once annually, at which time there may be substantial changes in the composition of the index. Upon annual reconstitution of the index, the market capitalization range of companies included in the index may decline significantly. Consequently, these composition changes may result in (i) a brief period of time during which the Fund’s average portfolio market capitalization is not consistent with that of the newly reconstituted index, and (ii) significant turnover in the Fund’s portfolio as the Fund attempts to recalibrate its average weighted portfolio capitalization to fall within the capitalization range of companies included in the reconstituted Russell 2000® Value Index.
Key Terms:
Book value – a way of determining a company’s value, based on its assets minus its liabilities, as reflected on its balance sheet.
Equity securities – represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.
Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

How the Funds Invest: Nationwide U.S. Small Cap Value Fund (cont.)
Market capitalization-weighted approach – market capitalization weighting generally means each security is purchased based on the issuer’s relative market capitalization. Market capitalization weighting may be adjusted by the subadviser for a variety of reasons. The subadviser may consider such factors as free float, momentum, trading strategies, liquidity and profitability, as well as other factors determined to be appropriate by the subadviser given market conditions. In assessing profitability, the subadviser may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The subadviser may deviate from market capitalization weighting to limit or fix the exposure of the Fund to a particular issuer to a maximum proportion of the assets of the Fund. The subadviser may exclude the stock of a company that meets applicable market capitalization criteria if the subadviser determines, in its judgment, that the purchase of such stock is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.
The subadviser may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion of the Fund may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting. Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, adherence to a market capitalization-weighted approach would otherwise require. Changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due primarily to price fluctuations of such securities.
On at least a semiannual basis, the subadviser will prepare lists of companies whose stock is eligible for investment by the Fund. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the subadviser’s then-current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. Such deviation could be substantial if a significant amount of holdings of the Fund change in value sufficiently to be excluded from the requirement for eligible securities, but not by an amount sufficient to warrant their sale.
U.S. small-cap companies – have market capitalizations similar to those of companies included in the Russell 2000® Index and which list their stock on a U.S. national securities exchange. As of December 31, 2017, the market capitalization of the largest company included in the Russell 2000® Index was $8.8 billion.
Value stocks – stocks that may be trading at prices that do not reflect a company’s intrinsic value, based on factors such as a company’s stock price relative to its book value, earnings and cash flow. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that may be temporary. For this Fund, the subadviser determines a stock to be a value stock primarily because the stock's market price is low in relation to its book value.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to EQUITY SECURITIES RISK, MARKET AND SELECTION RISKS, SMALLER COMPANY RISK, TARGETED STRATEGY RISK and VALUE STYLE RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 64.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

How the Funds Invest: Nationwide WCM Focused Small Cap Fund
Objective
The Nationwide WCM Focused Small Cap Fund seeks long-term capital appreciation. This objective may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
The Fund invests primarily in stocks of U.S. small-cap companies that the subadviser believes have improving earnings growth potential and attractive valuation. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small-cap companies. The subadviser makes market capitalization determinations with respect to a security at the time of purchase of such security. In addition to holdings in primarily U.S. small-cap equity securities, the Fund may invest up to 20% of its net assets in foreign securities.
The subadviser uses an actively managed bottom-up approach to choosing securities across the small-cap equity market universe. The subadviser selects securities using a process that seeks to identify companies that have all three of the following attributes: durable competitive advantages, shareholder-friendly management, and trade at a discount to intrinsic value. The portfolio is constructed using the subadviser’s best ideas that are generated through multiple sources, including scoring methodologies, management discussions, industry knowledge and prior research. The subadviser’s goal is to uncover companies with sustained high return on invested capital, consistent growth in free cash flow and stable to growing market share. The subadviser assigns the highest portfolio security weights to companies in which the subadviser has the highest level of conviction. The subadviser is not constrained by the sector weights in the benchmark.
Although the Fund maintains a diversified portfolio, it nonetheless may invest in a limited number of issuers. The subadviser may sell a security as it reaches the subadviser’s estimate of the company’s value; if relative fundamentals deteriorate or alternative investments become sufficiently more attractive.
Key Terms:
Bottom-up approach – a method of investing that involves the selection of securities based on their individual attributes regardless of broader national, industry or economic factors.
Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.
Small-cap companies – have market capitalizations similar to those of companies included in the Russell 2000® Index. As of December 31, 2017, the market capitalization of the largest company included in the Russell 2000® Index was $8.8 billion.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to EQUITY SECURITIES RISK, FOREIGN SECURITIES RISK, LIMITED PORTFOLIO HOLDINGS RISK, MARKET AND SELECTION RISKS and SMALLER COMPANY RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 64.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

How the Funds Invest: Nationwide Ziegler Equity Income Fund
Objective
The Nationwide Ziegler Equity Income Fund seeks total return from income and capital appreciation. This objective may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
Principal Investment Strategies
The subadviser uses a stock selection process that begins by identifying U.S. dividend paying common and/or preferred stocks within a market capitalization range that reflects the market capitalization range of the companies included in the Russell 1000® Value Index (the “investable universe”). As of December 31, 2017, the market capitalization for companies included in the Russell 1000® Value Index ranged from approximately $111.5 million to $380.8 billion. The Fund makes market capitalization determinations with respect to a security at the time of purchase of such security. The subadviser then assigns each stock within the investable universe into its appropriate Global Industry Classification Standard (“GICS”) industry sector. The subadviser ranks each stock within each of the GICS industry sectors by its dividend yield—highest dividend yield to lowest dividend yield. The subadviser uses additional screens throughout the stock selection process to attempt to select stocks with more favorable valuation and higher quality of earnings characteristics, such as stronger cash flows, growth potential, dividends and other favorable investment characteristics.
A high percentage of stocks that provide a yield that exceeds the average yield of its representative sector or industry are financial services companies. Therefore, the Fund invests at least 25% of its total assets in equity securities of companies which operate in the financial services group of industries. Companies that operate in the financial services group of industries include, but are not limited to, the following types of companies:
•banks, thrifts and savings and loans;
•consumer and industrial finance companies;
•investment banks and capital markets;
•insurance brokers;
•insurance companies;
•securities brokers and investment advisers;
•real estate related companies and
•leasing companies.
Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. Under normal market conditions, the Fund may invest up to 20% of its net assets in foreign securities and bonds.
Key Terms:
Equity securities – represent an ownership interest in the issuer. Common stocks are the most common type of equity securities.
Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.
Preferred stock – a class of stock that often pays dividends at a specified rate and has preference over common stocks in dividend payments and liquidations of assets. Preferred stock does not normally carry voting rights. Some preferred stocks may also be convertible into common stock.
Principal Risks
The Fund is subject to the same risks that apply to all mutual funds that invest in equity securities. For instance, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate.
In addition, the Fund is subject to CONCENTRATION RISK, EQUITY SECURITIES RISK, FIXED-INCOME SECURITIES RISK, MARKET AND SELECTION RISKS, FOREIGN SECURITIES RISK and PREFERRED STOCK RISK, each of which is described in the section “Risks of Investing in the Funds” beginning on page 64.
The Fund cannot guarantee that it will achieve its investment objectives. Loss of money is a risk of investing in the Fund.

Risks of Investing in the Funds
As with all mutual funds, investing in Nationwide Funds involves certain risks. There is no guarantee that a Fund will meet its investment objective or that a Fund will perform as it has in the past. Loss of money is a risk of investing in the Funds.
The following information relates to the principal risks of investing in the Funds, as identified in the “Fund Summary” and “How the Funds Invest” sections for each Fund. A Fund may invest in or use other types of investments or strategies not shown below that do not represent principal strategies or raise principal risks. More information about these non-principal investments, strategies and risks is available in the Funds’ Statement of Additional Information (“SAI”).
Behavioral Finance techniques risk – (Nationwide Bailard Cognitive Value Fund) the criteria used in implementing Behavioral Finance techniques and the weight placed on those criteria may not be predictive of a security’s value, and the effectiveness of the criteria can change over time. There can be no guarantee that the subadviser will be successful in applying Behavioral Finance techniques to successfully predict investor behavior to exploit stock price anomalies, and the Fund may underperform funds that do not employ such techniques.
Concentration risk – (Nationwide Ziegler Equity Income Fund) the risk associated with exposure to any one industry or sector. The Fund focuses its investments (i.e., invests more than 25% of its total assets) in a particular sector. This sector concentration exposes the Fund to risks associated with economic conditions in the sector. This concentration may subject the Fund to increased price volatility and may result in the Fund being more susceptible to adverse economic, market, political or regulatory occurrences affecting that sector.
Derivatives risk – (Nationwide Growth Fund) a derivative is a contract or investment, the value of which is based on the performance of an underlying financial asset, index or other measure. For example, the value of a futures contract changes based on the value of the underlying security or index commodity or security. Derivatives often involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying assets or reference measures, disproportionately increasing a Fund's losses and reducing a Fund's opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:
•the other party to the derivatives contract may fail to fulfill its obligations;
•their use may reduce liquidity and make a Fund harder to value, especially in declining markets and
•when used for hedging purposes, changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.
Futures contracts – the volatility of futures contract prices has been historically greater than the volatility of stocks and bonds. Because futures generally involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing a Fund's losses and reducing a Fund's opportunities for gains. While futures may be more liquid than other types of derivatives, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. A Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
See “Leverage risk” on page 68.
Nationwide Fund Advisors, with respect to its management and operation of the Funds, has claimed exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.
The U.S. Securities and Exchange Commission has proposed new regulation of funds’ use of derivative instruments. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make derivatives more costly, may limit the availability of derivatives or may otherwise adversely affect the value or performance of derivatives.
Emerging markets risk – (Nationwide Bailard Technology & Science Fund) the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price-to-earnings ratios, may not apply to certain small markets. Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more

Risks of Investing in the Funds (cont.)
developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject.
Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries, including expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that a Fund could lose the entire value of its investments in the affected market. Some countries have pervasiveness of corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth. National policies that may limit a Fund's investment opportunities include restrictions on investment in issuers or industries deemed sensitive to national interests.
Emerging markets may also have differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments. Sometimes, they may lack or be in the relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on foreign investors.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because a Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize that ownership exists in some emerging markets, along with other factors, could result in ownership registration being completely lost. A Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation. In addition, communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.
Equity securities risk – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:
•corporate earnings;
•production;
•management
•sales and market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.
Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.
Exchange-traded funds risk – (Nationwide Growth Fund) when the Fund invests in an ETF, you will indirectly bear fees and expenses charged by the ETF in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETF and the level of risk arising from the investment practices of the ETF (such as the use of leverage by the ETF). The Fund has no control over the investments and related risks taken by the ETF in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
Index-based strategies – an ETF that seeks returns that correlate to the performance of an index does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between an ETF’s performance and that of the index may be negatively affected by the ETF’s operating expenses, changes in the composition of the index, and the timing of purchase and redemption of its shares.
Inverse and Leveraged ETFs – ETFs that use inverse strategies generally use derivatives that, in combination, are designed to produce returns that move in the opposite direction of the indices they track. This means that when the value of the index rises, the ETF suffers a loss, and vice versa. Leveraged ETFs seek to produce returns that correlate with the returns of a stated index times a specified number. For example, an inverse leveraged ETF may seek investment results of three times the opposite of the performance of an index. Often, the investment results these ETFs seek are for a single day only, and returns for periods longer than a single day will be affected by compounding, producing longer-term results that fail to

Risks of Investing in the Funds (cont.)
correlate properly with the returns of the index. Compounding affects all investments, but has a more significant impact on an inverse leveraged ETF, especially during periods of higher index volatility. Inverse and leveraged ETFs therefore may be considered to be very risky and speculative, as they are intended to be used only by knowledgeable investors, such as investment professionals, who understand the potential consequences of seeking daily leveraged investment results and understand the risks associated with shorting and the use of leveraging.
Fixed-income securities risk – (Nationwide Ziegler Equity Income Fund) investments in fixed-income securities, such as bonds or other investments with debt-like characteristics, subject the Fund to interest rate risk, credit risk and prepayment and call risk, which may affect the value of your investment.
Credit risk – the risk that the issuer of a debt security will default if it is unable to make required interest payments and/or principal repayments when they are due. If an issuer defaults, the Fund may lose money. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating or the market’s perception of an issuer’s credit risk can adversely affect the prices of the securities the Fund owns. A corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of an issuer’s securities or credit quality of its bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may reduce significantly the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well. High-yield bonds, which are rated below investment grade, generally are more exposed to credit risk than investment grade securities.
Credit ratings – “investment grade” securities are those rated in one of the top four rating categories by nationally recognized statistical rating organizations, such as Moody’s or Standard & Poor’s or unrated securities judged by a subadviser to be of comparable quality. Obligations rated in the fourth-highest rating category by any rating agency are considered medium-grade securities. Medium-grade securities, although considered investment grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities. High-yield bonds (i.e., “junk bonds”) are those that are rated below the fourth highest rating category, and therefore are not considered to be investment grade. Ratings of securities purchased by the Fund generally are determined at the time of their purchase. Any subsequent rating downgrade of a debt obligation will be monitored generally by the subadviser to consider what action, if any, it should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.
Credit ratings evaluate the expectation that scheduled interest and principal payments will be made in a timely manner. They do not reflect any judgment of market risk. Credit ratings do not provide assurance against default or loss of money. For example, rating agencies might not always change their credit rating of an issuer in a timely manner to reflect events that could affect the issuer’s ability to make scheduled payments on its obligations. If a security has not received a rating, the Fund must rely entirely on the credit assessment of the Fund’s subadviser.
U.S. government and U.S. government agency securities – neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and Government National Mortgage Association (“GNMA”) pass-through certificates, and are backed by the “full faith and credit” of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and may be subject to less credit risk. Securities issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), are neither issued nor guaranteed by the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality. Investors should remember that even where certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Fund are not guaranteed.
Interest rate risk – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer term securities generally change more in response to interest rate changes than prices of shorter term securities. To the extent the Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility, increased redemptions and the value of a Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase a Fund’s exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.
Duration – the duration of a fixed-income security estimates how much its price is affected by interest rate changes. For example, a duration of five years means the

Risks of Investing in the Funds (cont.)
price of a fixed-income security will change approximately 5% for every 1% change in its yield. Thus, the higher a security’s duration, the more volatile the security.
Inflation – prices of existing fixed-rate debt securities could decline due to inflation or the threat of inflation. Inflationary expectations generally are associated with higher prevailing interest rates, which normally lower the prices of existing fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate securities, the prices at which these securities trade also will be reduced to compensate for the fact that the income they produce is worth less.
Floating- and variable-rate securities – floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce the Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. The Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.
Prepayment and call risk – the risk that as interest rates decline debt issuers may repay or refinance their loans or obligations earlier than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.
Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks:
•political and economic instability;
•the impact of currency exchange rate fluctuations;
•sanctions imposed by other foreign governments, including the United States;
•reduced information about issuers;
•higher transaction costs;
•less stringent regulatory and accounting standards and
•delayed settlement.
Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market); and the possible adoption of foreign governmental restrictions such as exchange controls.
Regional – adverse conditions in a certain region can adversely affect securities of issuers in other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a specific geographic region, a Fund will generally have more exposure to regional economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a substantial portion of a Fund's assets are invested, the Fund may experience substantial illiquidity or losses.
Foreign currencies – foreign securities may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund's portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.
Foreign custody – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business, and there may be limited or no regulatory oversight of their operations. The laws of certain countries may put limits on a Fund's ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.
Depositary receipts – investments in foreign securities may be in the form of depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), which typically are issued by local financial institutions and evidence ownership of the underlying securities. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.
Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.
Growth style risk – growth stocks may be more volatile than other stocks because they generally are more sensitive to investor perceptions and market movements than other types of stocks, primarily because their stock prices are

Risks of Investing in the Funds (cont.)
based heavily on future expectations. If the subadviser’s assessment of the prospects for a company’s growth is wrong, or if the subadviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the subadviser has placed on it. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.
Hedging strategy risk – (Nationwide Growth Fund) the hedging strategy is designed to reduce, but not necessarily eliminate, losses resulting from volatility and equity market declines during periods of higher volatility in the equity markets. Even where the hedging strategy is used successfully, the Fund is likely to experience some loss in value during periods of higher volatility and/or equity market declines. There also are additional risks associated with the hedging strategy. These risks include that: (1) the hedging strategy may not be successful in reducing volatility or offsetting equity market declines, and may result in losses; (2) the hedging strategy may prevent you from achieving higher investment returns that may be available by investing in a comparable mutual fund without a similar hedging strategy, and its use of derivatives and ETFs will increase the Fund’s expenses; (3) the Fund’s use of leverage in order to offset stock market declines could result in sudden or magnified losses in value. It therefore is possible that the hedging strategy could result in losses that are greater than if the Fund did not include the hedging strategy; and (4) if the hedging strategy does not successfully reduce the Fund’s investment risks, you may lose some or all of the value of your investment.
Initial public offering risk – (Nationwide Bailard Technology & Science Fund) availability of initial public offerings may be limited and a Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like, which may adversely impact Fund performance. Further, IPO prices often are subject to greater and more unpredictable price changes than more established stocks.
Leverage risk – (Nationwide Growth Fund) leverage may be created when an investment exposes the Fund to a risk of loss that exceeds the amount invested. Certain derivatives provide the potential for investment gain or loss that may be several times greater than the change in the value of an underlying security, asset, interest rate, index or currency, resulting in the potential for a loss that may be substantially greater than the amount invested. Some leveraged investments have the potential for unlimited loss, regardless of the size of the initial investment. Because leverage can magnify the effects of changes in the value of the Fund and make the Fund’s share price more volatile, a shareholder’s investment in the Fund may be more volatile, resulting in larger gains or losses in response to the fluctuating prices of the Fund’s investments. Further, the use of leverage may require the Fund to maintain assets as “cover,” maintain segregated asset accounts, or make margin payments, which might impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.
Limited portfolio holdings risk – because the Fund may hold large positions in a smaller number of securities, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.
Market and selection risks – market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by a Fund’s subadviser(s) will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.
Micro-cap risk – see “Smaller company risk.”
Mid-cap risk – see “Smaller company risk.”
New fund risk – (Nationwide Loomis All Cap Growth Fund) the Fund is newly formed. The Fund’s investment strategy may not be successful under all future market conditions, which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.
New public company risk – (Nationwide Bailard Technology & Science Fund) the risks associated with investing in new public companies include small size, limited financial resources and operating history, dependence on a limited number of products and markets and lack of management depth.
Nondiversified fund risk – because the Nationwide Large Cap Equity Fund may hold larger positions in fewer securities than other funds that are diversified, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.
Portfolio turnover risk – a Fund’s investment strategy may involve high portfolio turnover (such as 100% or more). A portfolio turnover rate of 100%, for example, is equivalent to a Fund buying and selling all of its securities once during the course of the year. A high portfolio turnover rate could result in high brokerage costs and an increase in taxable capital gains distributions to a Fund’s shareholders.
Preferred stock risk – (Nationwide Ziegler Equity Income Fund) a preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at

Risks of Investing in the Funds (cont.)
the issuer’s call. Preferred stocks also are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.
Sector risk – (Nationwide Bailard Technology & Science Fund) investments in particular industries or sectors may be more volatile than the overall stock market. Consequently, if a Fund emphasizes one or more industries or economic sectors, it may be more susceptible to the financial, market, political or economic events affecting the particular issuers and industries participating in such sectors than funds that do not emphasize particular industries or sectors.
Smaller company risk – in general, stocks of smaller companies (including micro- and mid-cap companies) trade in lower volumes, may be less liquid, and are subject to greater or more unpredictable price changes than stocks of larger companies or the market overall. Smaller companies may have limited product lines or markets, be less financially secure than larger companies or depend on a smaller number of key personnel. If adverse developments occur, such as due to management changes or product failures, a Fund's investment in a smaller company may lose substantial value. Investing in smaller companies (including micro- and mid-cap companies) requires a longer-term investment view and may not be appropriate for all investors.
Short position risk – (Nationwide Growth Fund) the Fund will incur a loss from a short position in a stock index futures contract or the purchase of an inverse ETF if the value of the stock index to which a futures contract or ETF relates increases after the Fund has entered into the short position or purchased the ETF. Short positions generally involve a form of leverage, which can exaggerate a fund’s losses. The Fund may lose more money than the actual cost of the short position and its potential losses may be unlimited. Any gain from a short position may be offset in whole or in part by the transaction costs associated with the short position.
Strategy risk – (Nationwide Small Company Growth Fund) the subadviser’s strategy of generally holding stocks for long time periods, combined with its emphasis at times on particular industries or sectors, may cause the Fund to experience above- average short-term volatility. Accordingly, the Fund may be appropriate for investors who have a long investment time horizon and who seek to maximize long-term returns while accepting the possibility of significant short-term, or even long-term, losses.
Targeted strategy risk – (Nationwide U.S. Small Cap Value Fund) a portfolio that targets its investments to companies of different sizes within a broad small-capitalization range may fail to produce the returns and/or diversification benefits of the overall U.S. small capitalization market.
Value style risk – over time, a value investing style may go in and out of favor, causing a Fund to sometimes underperform other equity funds that use different investing styles. Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stock. In addition, a Fund’s value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.
Loss of money is a risk of investing in the Funds.
* * * * * *
Temporary investments – each Fund generally will be fully invested in accordance with its objective and strategies. However, pending investment of cash balances, in anticipation of possible redemptions, or if a Fund’s management believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents. The use of temporary investments therefore is not a principal strategy, as it prevents a Fund from fully pursuing its investment objective, and the Fund may miss potential market upswings.
Selective Disclosure of Portfolio Holdings
Each Fund posts onto the internet site for the Trust (nationwide.com/mutualfunds) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and generally remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the U.S. Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

Fund Management
Investment Adviser
Nationwide Fund Advisors (“NFA” or “Adviser”), located at One Nationwide Plaza, Columbus, OH 43215, manages the investment of the Funds’ assets and supervises the daily business affairs of each Fund. Subject to the oversight of the Board of Trustees, NFA also selects the subadvisers for the Funds, determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of the subadvisers. Organized in 1999 as an investment adviser, NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc.
Subadvisers
Subject to the oversight of NFA and the Board of Trustees, a subadviser will manage all or a portion of a Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of a Fund’s assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities. NFA pays each subadviser from the management fee it receives from each Fund.
BAILARD, INC. (“BAILARD”), located at 950 Tower Lane, Suite 1900, Foster City, CA 94404 with a satellite office at 180 Sutter Street, Suite 200, San Francisco, CA 94104, is the subadviser to the Nationwide Bailard Cognitive Value Fund and Nationwide Bailard Technology & Science Fund. Bailard is a registered investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and is organized as a California corporation. As of December 31, 2017, Bailard had approximately $4 billion in assets under management. Bailard has been providing investment management services since 1972.
BOSTON ADVISORS, LLC (“BOSTON ADVISORS”), located at One Liberty Square, 10th Floor, Boston, MA 02109, is the subadviser to the Nationwide Growth Fund. Boston Advisors is a privately held, majority employee-owned firm. As of December 31, 2017, Boston Advisors had $5 billion in assets under management.
BROWN CAPITAL MANAGEMENT, LLC (“BROWN CAPITAL”), located at 1201 North Calvert Street, Baltimore, MD 21202, is the subadviser to the Nationwide Small Company Growth Fund. Brown Capital has been an investment adviser since 1983.
DIAMOND HILL CAPITAL MANAGEMENT, INC. (“DHCM”), located at 325 John H. McConnell Blvd., Suite 200, Columbus, OH 43215, is the subadviser to the Nationwide Large Cap Equity Fund. DHCM is an Ohio corporation that has been an investment adviser to individuals, pension and profit sharing plans, trusts, private investment funds, corporations and other institutions since June 1988.
DIMENSIONAL FUND ADVISORS LP (“DIMENSIONAL”), located at 6300 Bee Cave Road, Building One, Austin, TX
78746, is the subadviser to the Nationwide U.S. Small Cap Value Fund. Dimensional has been engaged in the business of providing investment management services since May 1981. Dimensional, a Delaware limited partnership, is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.
GENEVA CAPITAL MANAGEMENT LLC (“GENEVA”), located at 100 E. Wisconsin Avenue, Suite 2550, Milwaukee, WI 53202, is the subadviser to the Nationwide Geneva Mid Cap Growth Fund and Nationwide Geneva Small Cap Growth Fund. Geneva is a registered investment adviser under the Advisers Act and is organized as a Delaware limited liability company. Geneva is a wholly owned subsidiary of Henderson Global Investors (North America) Inc. (“HGINA”), and HGINA is an indirect, wholly owned subsidiary of Janus Henderson Group plc. As of December 31, 2017, Geneva had approximately $5.2 billion in assets under management. Geneva has been providing investment management services since 1987.
LOOMIS, SAYLES & COMPANY, L.P. (“LOOMIS SAYLES”), located at One Financial Center, Boston, MA 02111, is subadviser to the Nationwide Loomis All Cap Growth Fund. Loomis Sayles was founded in 1926 and is one of the oldest investment advisory firms in the United States with over $268.1 billion in assets under management as of December 31, 2017.
WCM INVESTMENT MANAGEMENT (“WCM”), located at 281 Brooks Street, Laguna Beach, California 92651, is the subadviser to the Nationwide WCM Focused Small Cap Fund. WCM is a California corporation founded in 1976 and provides investment advice to institutional and high net worth clients.
WELLINGTON MANAGEMENT COMPANY LLP (“WELLINGTON MANAGEMENT”), located at 280 Congress Street, Boston, MA 02210, is the subadviser to the Nationwide Fund. Wellington Management is a Delaware limited liability partnership.
ZIEGLER CAPITAL MANAGEMENT, LLC (“ZIEGLER”), located at 70 West Madison Street, Suite 2400, Chicago, IL 60602, is the subadviser to the Nationwide Ziegler Equity Income Fund. Ziegler is a registered investment adviser and is organized as a Wisconsin limited liability company. Ziegler is a wholly owned subsidiary of Stifel Financial Corporation. As of December 31, 2017, Ziegler had approximately $9.9 billion in assets under management. Ziegler (and its predecessors) have been providing investment management services since 1984.
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreements for the Funds will be in the Funds’ semiannual report to shareholders, which will cover the period ending April 30, 2018.

Fund Management (cont.)
Management Fees
Each Fund pays NFA a management fee based on the Fund’s average daily net assets. The total management fee paid by each Fund for the fiscal year ended October 31, 2017, expressed as a percentage of each Fund’s average daily net assets and taking into account any applicable fee waivers or reimbursements, was as follows:
Fund	Actual Management Fee Paid
Nationwide Bailard Cognitive Value Fund	0.75%
Nationwide Bailard Technology & Science Fund	0.75%
Nationwide Fund	0.54%
Nationwide Geneva Mid Cap Growth Fund	0.69%
Nationwide Geneva Small Cap Growth Fund	0.80%
Nationwide Growth Fund	0.40%
Nationwide Large Cap Equity Fund	0.52%
Nationwide WCM Focused Small Cap Fund	0.86%
Nationwide Loomis All Cap Growth Fund	0.67%
Nationwide Small Company Growth Fund	0.83%
Nationwide U.S. Small Cap Value Fund	0.86%
Nationwide Ziegler Equity Income	0.50%
As of November 13, 2017, the Nationwide Fund pays NFA an annual management fee based on the rates in the table below, which is expressed as a percentage of the Nationwide Fund’s average daily net assets, without taking into account any fee waivers or reimbursements.
Fund	Assets	Management Fee
Nationwide Fund	Up to $250 million	0.54%
	$250 million and more but less than $1 billion	0.53%
	$1 billion and more but less than $2 billion	0.52%
	$2 billion and more but less than $5 billion	0.495%
	$5 billion and more	0.47%
As of May 1, 2017, Nationwide U.S. Small Cap Value Fund and Nationwide WCM Focused Small Cap Fund pay NFA an annual management fee based on the rates in the table below, which is expressed as a percentage of each Fund’s average daily net assets.
Fund	Assets	Management Fee
Nationwide U.S. Small Cap Value Fund	Up to $500 million	0.84%
	$500 million and more	0.79%
Nationwide WCM Focused Small Cap Fund	Up to $500 million	0.84%
	$500 million and more	0.79%
Portfolio Management
Nationwide Bailard Cognitive Value Fund
Thomas J. Mudge III, CFA, is responsible for the day-to-day management of the Fund.
Mr. Mudge heads Bailard’s equity research and serves as the lead portfolio manager of the Bailard small value equity strategy. He has over 30 years of investment experience having joined the firm in 1987.
Nationwide Bailard Technology & Science Fund
Sonya Thadhani, CFA, Warren M. Johnson, and David H. Smith, CFA, are jointly responsible for the day-to-day management of the Fund.
Ms. Thadhani is Chief Operating Officer and Chief Risk Officer of Bailard. She has over 23 years of investment experience, having joined Bailard in 1994.
Mr. Johnson is Vice President of Healthcare Investments at Bailard. He joined Bailard in 2001.
Mr. Smith focuses on technology sector research for the firm and security selection for Bailard’s large growth/technology equity strategy. He joined Bailard in 2009.
Nationwide Fund
Mark D. Mandel, CFA, Cheryl M. Duckworth, CFA, Jonathan G. White, CFA, and Mary L. Pryshlak, CFA, are jointly responsible for the day-to-day management of the Nationwide Fund.
Mr. Mandel is Senior Managing Director and Head of Research Portfolios of Wellington Management, and joined the firm as an investment professional in 1994.
Ms. Duckworth is Senior Managing Director and Associate Director, Global Industry Research of Wellington Management, and joined the firm as an investment professional in 1994.
Mr. White is Managing Director and Director, Research Portfolios of Wellington Management, and joined the firm as an investment professional in 1999.
Ms. Pryshlak is Senior Managing Director and Director of Global Industry Research of Wellington Management, and joined the firm in 2004.
Nationwide Geneva Mid Cap Growth Fund and Nationwide Geneva Small Cap Growth Fund
Amy S. Croen, CFA; William A. Priebe, CFA; William S. Priebe; and Jose Munoz, CFA, are jointly responsible for the day-to-day management of the Funds, including selection of each Fund’s investments.

Fund Management (cont.)
Ms. Croen, Portfolio Manager, has been associated with Geneva since 1987, and served as Chief Compliance Officer from 2004 to 2008.
Mr. William A. Priebe, Portfolio Manager, has been associated with Geneva since 1987.
Mr. William S. Priebe, Portfolio Manager, has been associated with Geneva since 2004.
Mr. Munoz, Portfolio Manager, has been associated with Geneva since 2011.
Nationwide Growth Fund
Douglas A. Riley, CFA; Michael J. Vogelzang, CFA; David Hanna; and Edward Mulrane, CFA, are jointly and primarily responsible for the day-to-day operations of the Fund.
Mr. Riley is a Senior Vice President, Portfolio Manager and member of the Institutional Equity Team at Boston Advisors. He joined the firm in 1991.
Mr. Vogelzang is President and Chief Investment Officer of Boston Advisors. He has managed Boston Advisors since 1997.
Mr. Hanna is a Senior Vice President and is Director of Research and Alternative Investments at Boston Advisors. He joined Boston Advisors in 2005.
Mr. Mulrane is Vice President and Director of Quantitative Research at Boston Advisors. He joined Boston Advisors in 2009.
Nationwide Large Cap Equity Fund
Charles Bath, CFA, Austin Hawley, CFA, and Christopher Welch, CFA, are responsible for the day-to-day management of the Fund.
Mr. Bath serves as Managing Director–Investments and Portfolio Manager for DHCM. He has been associated with DHCM since 2002.
Mr. Hawley serves as Co-Chief Investment Officer and Portfolio Manager for DHCM. He has been associated with DHCM since 2008.
Mr. Welch serves as Co-Chief Investment Officer and Portfolio Manager for DHCM. He has been associated with DHCM since 2005.
Nationwide Loomis All Cap Growth Fund
Aziz V. Hamzaogullari, CFA, is primarily responsible for the day-to-day management of the Fund. Mr. Hamzaogullari is a Vice President of Loomis Sayles and the Head of the Growth Equities Strategy team. He joined Loomis Sayles in 2010.
Nationwide Small Company Growth Fund
The Fund is managed on a day-to-day basis by Keith Lee, Robert Hall, Kempton Ingersol, Andrew Fones, Daman Blakeney and Damien Davis, CFA.
Mr. Lee, President & Chief Operating Officer, joined Brown Capital as a portfolio manager in 1991. He is also chairman of the Management Committee, which is the governing body of Brown Capital.
Mr. Hall, Managing Director and Senior Portfolio Manager, joined Brown Capital in 1993.
Mr. Ingersol, Managing Director and Senior Portfolio Manager, joined Brown Capital in 1999.
Mr. Fones, Director and Portfolio Manager, joined Brown Capital in 2014. Prior to joining Brown Capital, Mr. Fones was an equity analyst at T. Rowe Price from 2010 to 2013.
Mr. Blakeney, Managing Director and Senior Portfolio Manager, joined Brown Capital in 2008.
Mr. Davis, CFA, Managing Director and Portfolio Manager, rejoined Brown Capital in 2010 and has over ten years of investment experience.
Nationwide U.S. Small Cap Value Fund
The Fund is managed by the Investment Committee of Dimensional using a team approach. The Investment Committee is composed primarily of certain officers and directors of Dimensional who are appointed annually and, as of the date of this Prospectus, has twelve members. Joseph H. Chi, CFA; Jed S. Fogdall; and Joel Schneider are primarily responsible for coordinating the day-to-day management of the Fund.
Mr. Chi is Co-Head of Portfolio Management, Senior Portfolio Manager and Vice President of Dimensional and is Chairman of the Investment Committee. He joined Dimensional in 2005.
Mr. Fogdall is Co-Head of Portfolio Management, Senior Portfolio Manager and Vice President of Dimensional and is a member of the Investment Committee. He joined Dimensional in 2004.
Mr. Schneider is a Senior Portfolio Manager and Vice President of Dimensional. He joined Dimensional in 2011.
Nationwide WCM Focused Small Cap Fund
Jonathon Detter, CFA, Anthony B. Glickhouse, CFA, and Patrick McGee, CFA, are responsible for the day-to-day management of the Fund.
Mr. Detter’s primary responsibilities are portfolio management and equity research for WCM’s U.S. Focused Micro Cap and Focused Small Cap strategies. Prior to joining WCM in 2016, he was principal at Opus Capital Management, where he also served as a portfolio manager.

Fund Management (cont.)
Prior to joining Opus Capital Management in 2003, he held positions at Valuation Research Corporation and Arthur Anderson LLP, where he performed valuation work for public and private companies.
Mr. Glickhouse’s primary responsibilities are portfolio management and equity research for WCM’s U.S. Focused Micro Cap and Focused Small Cap strategies. Prior to joining WCM in 2016, he was at Opus Capital Management, where he was a research analyst and a portfolio manager. Prior to joining Opus Capital Management in 2012, he held positions at The Private Client Reserve of U.S.Bank, where he conducted economic/capital market research and detailed asset allocation analysis.
Mr. McGee’s primary responsibilities are portfolio management and equity research for WCM’s U.S. Focused Micro Cap and Focused Small Cap strategies. Prior to joining WCM in 2016, he was at Opus Capital Management, where he was a research analyst and a portfolio manager. Prior to joining Opus Capital Management in 2011, he held positions as an associate analyst at Avondale Partners LLC and as a senior consultant at Ernst & Young LLP.
Nationwide Ziegler Equity Income Fund
Donald J. Nesbitt, CFA, and Mikhail I. Alkhazov, CFA, are responsible for the day-to-day management of the Fund.
Mr. Nesbitt is a senior portfolio manager and Chief Investment Officer of Ziegler’s Select Equity Group. He joined Ziegler in 2002.
Mr. Alkhazov joined Ziegler in 2002 and is a Senior Portfolio Manager.
Historical Performance of Similarly Managed Accounts of Loomis Sayles
The following table sets forth historical performance information or all accounts managed by Loomis Sayles that have substantially similar investment objectives, policies, strategies, risks and investment restrictions as the Fund (the “Subadviser’s Similarly Managed Accounts”).
The returns of the Subadviser’s Similarly Managed Accounts are provided to illustrate the past performance of Loomis Sayles in managing substantially similar accounts as measured against a specified market index and does not represent the performance of the Fund. The Subadviser’s Similarly Managed Accounts are separate and distinct from the Fund; its performance is not intended as a substitute for the Fund’s performance and should not be considered a prediction of the future performance of the Fund or of Loomis Sayles.
The returns of the Subadviser’s Similarly Managed Accounts were calculated on a total return basis, include all dividends and interest, accrued income and realized and unrealized gains and losses. “Composite Returns Gross of Investment
Management Fee” reflect the deduction of all fees paid by the Subadviser’s Similarly Managed Accounts, including brokerage commissions and transaction and execution costs, excluding custodial fees and without provision for federal or state income taxes. “Composite Returns Net of Investment Management Fee” also reflect the additional deduction of investment advisory fees. The Subadviser’s Similarly Managed Accounts include actual discretionary accounts managed by Loomis Sayles that have investment objectives, policies, strategies, risks and investment restrictions substantially similar to those of the Fund. The Subadviser’s Similarly Managed Accounts may include both tax- exempt and taxable accounts.
Securities transactions are accounted for on trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. Monthly returns of the Subadviser’s Similarly Managed Accounts have been linked to calculate average annual returns and combine the individual accounts’ returns (calculated on a time-weighted rate of return basis that is revalued daily) weighted based on each account’s asset value as of the beginning of the month. Investors should be aware that the performance information shown below was calculated differently than the methodology mandated by the SEC for registered investment companies.
The Subadviser’s Similarly Managed Accounts are subject to lower expenses than the Fund and may not be subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the Subadviser’s Similarly Managed Accounts would have been less favorable had it been regulated as an investment company under the federal securities laws.
The returns set forth below are provided to illustrate the past performance of Loomis Sayles in managing substantially similar accounts and should not be interpreted as indicative of the future results that may be achieved by the Fund. Past results are not necessarily indicative of future results. In addition, the results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions, market conditions and other factors. In addition, the effect of taxes on any investor will depend on such person’s tax status, and the results have not been reduced to reflect any income tax that may have been payable.
The table below shows the annual total returns for the Subadviser’s Similarly Managed Accounts and a broad-based securities market index for periods ended December 31, 2017.

Fund Management (cont.)
Subadviser’s Similarly Managed Accounts Performance
Average Annual Total Returns
for the Periods Ended December 31, 2017
	1 Year	3 Years	5 Years	10 Years
Composite Returns Net of Investment Management Fee	35.12%	17.61%	19.63%	13.27%
Composite Returns Gross of Investment Management Fee	35.79%	18.19%	20.20%	13.79%
Russell 3000® Growth Index	29.59%	13.51%	17.16%	9.93%
Additional Information about the Portfolio Managers
The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund(s) managed by the portfolio manager, if any.
Manager-of-Managers Structure
The Adviser and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a manager-of-managers structure that allows the Adviser, subject to the approval of the Board of Trustees, to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility, enabling them to operate more efficiently.
The Adviser performs oversight and evaluation services to the Funds, including the following:
•performing initial due diligence on prospective Fund subadvisers;
•monitoring subadviser performance, including ongoing analysis and periodic consultations;
•communicating performance expectations and evaluations to the subadvisers;
•making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract and
•selecting Fund subadvisers.
The Adviser does not expect to recommend subadviser changes frequently. The Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of each subadviser. Although the Adviser monitors each subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

Investing with Nationwide Funds
The Nationwide Geneva Small Cap Growth Fund, subject to certain exceptions noted below, is only available for investment on a limited basis. In addition, the Fund may from time to time, in its sole discretion based on the Fund's net asset levels and other factors, limit new purchases into the Fund or otherwise modify the closure policy at any time on a case-by-case basis.
The continued purchase of Fund shares will be permitted as follows:
Shareholders of the Fund are able to continue to purchase additional shares in their existing Fund accounts and may continue to reinvest dividends or capital gains distributions from shares owned in the Fund;
• Shareholders of the Fund are able to add to their existing Fund accounts through exchanges from other Nationwide Funds;
• Group employer benefit plans, including 401(k), 403(b) and 457 plans, and health savings account programs (and their successor, related and affiliated plans), can continue to invest in the Fund and open new plans;
• Platforms where the Fund is on a model compiled by a financial intermediary's research department may continue to utilize the Fund for new and existing accounts;
• Approved fee-based advisory programs may continue to utilize the Fund for new and existing program accounts. These particular programs must have been accepted for continued investment by the Fund and its distributor on or before the close of business on October 30, 2017 (the “Closing Date”);
• Other fee-based advisory programs that were not accepted for continued investment by the Fund and its distributor on or before the Closing Date may continue to utilize the Fund for existing program accounts, but will not be able to open new program accounts;
• Financial advisors who manage approved discretionary fee-based advisory programs (including registered investment advisory firms) and who have included the Fund in their discretionary account models may continue to make Fund shares available to new and existing accounts. These particular programs must have been accepted for continued investment by the Fund and its distributor on or before the Closing Date;
• Other financial advisors who manage approved discretionary fee-based advisory programs (including registered investment advisory firms) and who have included the Fund in their discretionary account models (that were not accepted for continued investment by the Fund and its distributor on or before the Closing Date) may continue to utilize the Fund for existing discretionary fee-based advisory programs, but will not be able to open new discretionary fee-based advisory programs;
• Approved brokerage platforms may continue to utilize the Fund for new and existing accounts. These platforms must have been accepted for continued investments by the Fund and its distributor on or before by the Closing Date;
• Other brokerage platforms (that were not accepted for continued investments by the Fund and its distributor on or before the Closing Date) may continue to utilize the Fund for existing accounts, but will not be able to open new accounts;
• Current and future Nationwide Funds which are permitted to invest in other Nationwide Funds may purchase shares of the Fund.
In certain limited circumstances, and under the discretion of the Fund and its distributor, the purchase of Fund shares may be open to new investors. Nationwide offers a broad range of investment options, and investors seeking comparable strategies should visit nationwidefinancial.com.
The Nationwide Small Company Growth Fund no longer accepts purchase orders from new investors. Investors who owned shares of the Fund as of the close of business on September 29, 2017, may continue to purchase shares. Notwithstanding the foregoing, customers of U.S. Bancorp Investments, Inc. whose accounts are maintained at Charles Schwab & Co., Inc. may continue to establish new accounts to purchase shares of the Fund.
Share Classes

When selecting a share class, you should consider the following:
•which share classes are available to you;
•how long you expect to own your shares;
•how much you intend to invest;
•total costs and expenses associated with a particular share class and
•whether you qualify for any reduction or waiver of sales charges.
The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Trust or through a financial intermediary.

Investing with Nationwide Funds (cont.)
More information about purchasing shares through Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) can be found in “Waiver of Class A Sales Charges for Fund Shares Purchased through Merrill Lynch” commencing on page 77, “Reduction of Class A Sales Charges for Fund Shares Purchased through Merrill Lynch” commencing on page 78, and “Waiver of Contingent Deferred Sales Charges Class A and Class C Shares” commencing on page 78 of this Prospectus, and in “Additional Information on Purchases and Sales” commencing on page 105 of the Statement of Additional Information (“SAI”). Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (backend) sales charge (“CDSC”) waivers. In all instances, it is the purchaser’s responsibility to notify Nationwide Funds or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. To qualify for waivers and discounts not available through a particular intermediary, purchasers will have to purchase Fund shares directly from the Trust or through another intermediary by which such waivers and discounts are available.
Your financial intermediary can help you to decide which share class is best suited to your needs.
In addition to the sales charges and fees discussed in this section, your financial intermediary also may charge you a fee when you purchase or redeem a Fund’s shares.

The Nationwide Funds offer several different share classes, each with different price and cost features. Class A and Class C shares are available to all investors. Class R, Institutional Service Class, Class R6 and Class M shares are available only to certain investors. For eligible investors, these share classes may be more suitable than Class A or Class C shares.
Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class except Class T shares (which are featured in a different prospectus) in detail on the following pages. Your financial intermediary can help you with this decision.
Class A Shares
Class A shares are subject to a front-end sales charge of 5.75% of the offering price, which declines based on the size of your purchase as shown below. A front-end sales charge means that a portion of your investment goes toward the sales charge and is not invested. Class A shares are subject to maximum annual administrative services fees of 0.25% and an annual Rule 12b-1 fee of 0.25%. Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.
Front-End Sales Charges for Class A Shares
Amount of Purchase	Sales Charge as a Percentage of		Dealer Commission as a Percentage of Offering Price
	Offering Price	Net Amount Invested (approximately)
Less than $50,000	5.75%	6.10%	5.00%
$50,000 to $99,999	4.75	4.99	4.00
$100,000 to $249,999	3.50	3.63	3.00
$250,000 to $499,999	2.50	2.56	2.00
$500,000 to $999,999	2.00	2.04	1.75
$1 million or more	None	None	None*
*	Dealer may be eligible for a finder’s fee as described in “Purchasing Class A Shares without a Sales Charge” below.
No front-end sales charge applies to Class A shares that you buy through reinvestment of Fund dividends or capital gains.
Waiver of Class A Sales Charges
Except as stated below, front-end sales charges on Class A shares are waived for the following purchasers:
•registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to the amounts to be invested in a Fund;
•current shareholders of a Nationwide Fund who, as of February 28, 2017, owned their shares directly with the Trust in an account for which Nationwide Fund Distributors LLC (the “Distributor”) was identified as the broker-dealer of record;
•directors, officers, full-time employees, and sales representatives and their employees of a broker-dealer that has a dealer/selling agreement with the Distributor;
•retirement plan customers of Nationwide Financial Services, Inc. or one of its subsidiaries. Notwithstanding the foregoing, the sales charge waiver shall not apply with respect to sales of shares to retirement plan investors for whom Nationwide Securities, LLC is identified as the broker of record;
•owners of individual retirement accounts investing assets formerly in retirement plans that were subject to the automatic rollover provisions under Section 401(a)(31)(B) of the Internal Revenue Code of 1986, as amended;
•retirement plan customers of an unaffiliated brokerage firm or retirement plan administrator that has an agreement with the Distributor to waive sales charges;
•investment advisory clients of the Adviser and its affiliates;
•Trustees and retired Trustees of the Trust and

Investing with Nationwide Funds (cont.)
•directors, officers, full-time employees (and their spouses, children or immediate relatives) of the Adviser or its affiliates, and directors, officers, full-time employees (and their spouses, children or immediate relatives) of any current subadviser to the Trust.
The SAI lists other investors eligible for sales charge waivers.
Waiver of Class A Sales Charges for Fund Shares Purchased through Merrill Lynch
Shareholders who are customers of Merrill Lynch purchasing Fund shares through a Merrill Lynch platform or account, will be eligible only for the following sales charge waivers, which may differ from those stated above or in the SAI:
•employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan;
•shares purchased by or through a 529 Plan;
•shares purchased through a Merrill Lynch-affiliated investment advisory program;
•shares purchased by third-party investment advisers on behalf of their advisory clients through a Merrill Lynch platform;
•shares purchased through the Merrill Edge Self-Directed platform;
•shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the fund family);
•shares exchanged from Class C shares of the same Fund in the month of or following the 10-year anniversary of the purchase date;
•employees and registered representatives of Merrill Lynch or its affiliates and their family members;
•Trustees of the Trust, and employees of the Adviser or any of its affiliates and
•shares purchased from the proceeds of redemptions of any Nationwide Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement).
Front-End Load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation and Letters of Intent
•Breakpoints as described in this Prospectus;
•Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets and
•Letters of Intent (“Letter of Intent”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time.

Reduction of Class A Sales Charges
Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:
•A larger investment. The sales charge decreases as the amount of your investment increases.
•Rights of accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above), you and other family members living at the same address can add the current value of any Class A or Class C shares in all Nationwide Funds (except the Nationwide Government Money Market Fund) that you currently own or are currently purchasing to the value of your Class A purchase.
•Share repurchase privilege. If you redeem Fund shares from your account, you may qualify for a one time reinvestment privilege. Generally, you may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of redeeming shares on which you previously paid a sales charge. If you purchase Fund shares through a Merrill Lynch platform or account, then you may reinvest some or all of the proceeds of redemptions of shares of any Nationwide Fund within 90 days following the redemption, as described in “Waiver of Class A Sales Charges” above. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your redemption and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)
•Letter of Intent discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Nationwide Government Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You also can combine your purchase of Class A shares with your purchase of Class C shares of another Nationwide Fund to fulfill your Letter of Intent. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

Investing with Nationwide Funds (cont.)
The value of cumulative-quantity-discount-eligible-shares equals the current value of those shares. The current value of shares is determined by multiplying the number of shares by their current public offering price. In order to obtain a sales charge reduction, you may need to provide your financial intermediary or the Fund’s transfer agent, at the time of purchase, with information regarding shares of the Fund held in other accounts which may be eligible for aggregation. Such information may include account statements or other records regarding shares of the Fund held in (i) all accounts (e.g., retirement accounts) with the Fund and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under 21). You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waivers. This information regarding breakpoints is also available free of charge at nationwide.com/mutual-funds-sales-charges.jsp.

Reduction of Class A Sales Charges for Fund Shares Purchased through Merrill Lynch
Notwithstanding the foregoing, if you purchase Fund shares through a Merrill Lynch platform or account, ROA and Letters of Intent which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA or Letter of Intent calculation only if the shareholder notifies his or her financial advisor about such assets.

Purchasing Class A Shares without a Sales Charge
Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the Funds offered by the Trust (including the Funds in this Prospectus) at one time, or you can utilize the ROA discount and Letter of Intent discount as described above. However, a CDSC applies (as shown below) if a “finder’s fee” is paid by the Distributor to your financial advisor or intermediary and you redeem your shares within 18 months of purchase.
The CDSC does not apply:
•if you are eligible to purchase Class A shares without a sales charge because of a waiver identified in “Waiver of Class A Sales Charges” above;
•if no finder’s fee was paid or
•to shares acquired through reinvestment of dividends or capital gains distributions.
Contingent Deferred Sales Charge on Certain Redemptions of Class A Shares
Amount of Purchase	$1 million or more
If sold within	18 months
Amount of CDSC	1.00%
Any CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see “Waiver of Contingent Deferred Sales Charges—Class A and Class C Shares” for a list of situations where a CDSC is not charged.
The CDSC for Class A shares of the Funds is described above; however, the CDSC for Class A shares of other Nationwide Funds may be different and is described in their respective Prospectuses. If you purchase more than one Nationwide Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Nationwide Funds purchased and is proportional to the amount you redeem from each Nationwide Fund.
Class C Shares
Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you redeem your Class C shares within the first year after purchase, you must pay a CDSC as shown in the Fund’s applicable expense table. Purchases of Class C shares are limited to a maximum amount of $1 million (calculated based on one-year holding period), and larger investments may be rejected. No CDSC applies to Class C shares that you buy through reinvestment of Fund dividends or capital gains.
Calculation of CDSC for Class C Shares
For Class C shares, the CDSC is based on the original purchase price or the current market value of the shares being redeemed, whichever is less. If you redeem a portion of your shares, shares that are not subject to a CDSC are redeemed first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See “Waiver of Contingent Deferred Sales Charges—Class A and Class C Shares” for a list of situations where a CDSC is not charged.
Waiver of Contingent Deferred Sales Charges Class A and Class C Shares
Except as stated below, the CDSC is waived on:
•the redemption of Class A or Class C shares purchased through reinvested dividends or distributions;
•Class A or Class C shares redeemed following the death or disability of a shareholder, provided the redemption occurs within one year of the shareholder’s death or disability;

Investing with Nationwide Funds (cont.)
•mandatory withdrawals of Class A or Class C shares from traditional individual retirement accounts (“IRA”) after age 70 1⁄2 and for other required distributions from retirement accounts and
•redemptions of Class C shares from retirement plans offered by broker-dealers or retirement plan administrators that maintain an agreement with the Funds or the Distributor.
If a CDSC is charged when you redeem your Class C shares, and you then reinvest the proceeds in Class C shares within 30 days, shares equal to the amount of the CDSC are re-deposited into your new account.
If you qualify for a waiver of a CDSC, you must notify the Funds’ transfer agent, your financial advisor or other intermediary at the time of purchase and also must provide any required evidence showing that you qualify. For more complete information, see the SAI.

Shareholders redeeming either Class A or Class C shares through a Merrill Lynch platform or account will be eligible for only the following CDSC waivers, which may differ from those disclosed above:
•shares redeemed following the death or disability of the shareholder;
•shares sold as part of a systematic withdrawal plan as described in this Prospectus;
•redemptions that constitute a return of excess contributions from an IRA;
•shares redeemed as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching age 70 1⁄2;
•shares redeemed to pay Merrill Lynch fees, but only if the redemption is initiated by Merrill Lynch;
•shares redeemed where the redemption proceeds are used to purchase shares of the same Fund or a different Fund within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement) and
•the redemption of shares held in retirement brokerage accounts that are exchanged for a lower cost share class due to the transfer to a fee-based account or platform.
Share Classes Available Only to Institutional Accounts
The Funds may offer Institutional Service Class, Class R6, Class M and Class R shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.
If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under the Employee Retirement Income Security Act (ERISA) when determining which class is appropriate for the retirement plan. Other fiduciaries also should consider their obligations in determining the appropriate share class for a customer including:
•the level of distribution and administrative services the plan or account requires;
•the total expenses of the share class and
•the appropriate level and type of fee to compensate the intermediary.
An intermediary may receive different compensation depending on which class is chosen.
Class M Shares
Class M Shares are only available to clients of Bailard, Inc., employees and officers of Bailard, Inc. and their families and friends, and to existing Class M shareholders.
Class R Shares
Class R shares are available to retirement plans, including:
•401(k) plans;
•457 plans;
•403(b) plans;
•profit-sharing and money purchase pension plans;
•defined benefit plans;
•non-qualified deferred compensation plans and
•other retirement accounts in which the retirement plan or the retirement plan’s financial services firm has an agreement with the Distributor to use Class R shares.
The above-referenced plans generally are small and mid-sized retirement plans having at least $1 million in assets and shares held through omnibus accounts that are represented by an intermediary such as a broker, third-party administrator, registered investment adviser or other plan service provider.
Class R shares are not available to:
•institutional non-retirement accounts;
•traditional and Roth IRAs;
•Coverdell Education Savings Accounts;
•SEPs and SAR-SEPs;
•SIMPLE IRAs;
•one-person Keogh plans;
•individual 403(b) plans or
•529 Plan accounts.
Class R6 Shares
Class R6 shares are sold without a sales charge, and are not subject to Rule 12b-1 fees or administrative services fees. Therefore, no administrative services fees, sub-transfer agency payments or other service payments are paid to broker-dealers or other financial intermediaries either from

Investing with Nationwide Funds (cont.)
Fund assets or the Distributor’s or an affiliate’s resources with respect to sales of or investments in Class R6 shares, although such payments may be made by the Distributor or its affiliate from its own resources pursuant to written contracts entered into by the Distributor or its affiliate prior to April 1, 2014.
Class R6 shares are available for purchase only by the following:
•funds-of-funds;
•retirement plans for which no third-party administrator or other financial intermediary receives compensation from the Funds, the Distributor or the Distributor’s affiliates;
•a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative services fees to the financial institution;
•clients of investment advisory fee-based wrap programs;
•high-net-worth individuals or corporations who invest directly with the Trust without using the services of a broker, investment adviser or other financial intermediary or
•current holders of Class R6 shares of any Nationwide Fund.
Class R6 shares are not available to retail accounts or to broker-dealer fee-based wrap programs.
Institutional Service Class Shares
Institutional Service Class shares are sold without a sales charge, and are not subject to Rule 12b-1 fees. Institutional Service Class shares are available for purchase only by the following:
•retirement plans advised by financial professionals;
•retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Funds for these services;
•a bank, trust company or similar financial institution investing for trust accounts for which it has authority to make investment decisions;
•fee-based accounts of broker-dealers and/or registered investment advisers investing on behalf of their customers;
•unregistered life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(k) plans or
•current holders of Institutional Service Class shares of any Nationwide Fund .
Sales Charges and Fees
Sales Charges
Sales charges, if any, are paid to the Distributor. These fees are either kept by the Distributor or paid to your financial advisor or other intermediary.
Distribution and Service Fees
Each Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class C and Class R shares of the Funds to compensate the Distributor through distribution and/or service fees (“Rule 12b-1 fees”) for expenses associated with distributing and selling shares and maintaining shareholder accounts. These Rule 12b-1 fees are paid to the Distributor and are either kept or paid to your financial advisor or other intermediary for distribution and shareholder services and maintenance of customer accounts. Institutional Service Class, Class R6 and Class M shares pay no Rule 12b-1 fees.
These Rule 12b-1 fees are in addition to any applicable sales charges and are paid from the Funds’ assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, Rule 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class C and Class R shares pay the Distributor annual amounts not exceeding the following:
Class	as a % of Daily Net Assets
Class A shares	0.25% (distribution or service fee)
Class C shares	1.00% (0.25% of which may be a service fee)
Class R shares	0.50% (0.25% of which may be a service fee)
Administrative Services Fees
Class A, Class C, Class R and Institutional Service Class shares of the Funds are subject to fees pursuant to an Administrative Services Plan (the “Plan”) adopted by the Board of Trustees. These fees, which are in addition to Rule 12b-1 fees for Class A, Class C and Class R shares as described above, are paid by the Funds to broker-dealers or other financial intermediaries (including those that are affiliated with NFA) who provide administrative support services to beneficial shareholders on behalf of the Funds. Under the Plan, a Fund may pay a broker-dealer or other intermediary a maximum annual administrative services fee of 0.25% for Class A, Class C, Class R and Institutional Service Class shares; however, many intermediaries do not charge the maximum permitted fee or even a portion thereof and the Board of Trustees has implemented limits on the amounts of payments under the Plan for certain types of shareholder accounts.

Investing with Nationwide Funds (cont.)
For the current fiscal year, administrative services fees are estimated to be as follows:
Nationwide Bailard Cognitive Value Fund Class A, Class C and Institutional Service Class shares: 0.08%, 0.10% and 0.15%, respectively.
Nationwide Bailard Technology & Science Fund Class A, Class C and Institutional Service Class shares: 0.08%, 0.10% and 0.10%, respectively.
Nationwide Fund Class A, Class C, Class R and Institutional Service Class shares: 0.07%, 0.07%, 0.25% and 0.07%, respectively.
Nationwide Geneva Mid Cap Growth Fund Class A, Class C and Institutional Service Class shares: 0.12%, 0.11% and 0.18%, respectively.
Nationwide Geneva Small Cap Growth Fund Class A, Class C and Institutional Service Class shares: 0.13%, 0.09% and 0.10%, respectively.
Nationwide Growth Fund Class A, Class C, Class R and Institutional Service Class shares: 0.05%, 0.11%, 0.25% and 0.20%, respectively.
Nationwide Large Cap Equity Fund Class A, Class C and Institutional Service Class shares: 0.12%, 0.06% and 0.15%, respectively.
Nationwide WCM Focused Small Cap Fund Class A, Class C and Institutional Service Class shares: 0.10%, 0.10% and 0.10%, respectively.
Nationwide Loomis All Cap Growth Fund Class A and Institutional Service Class shares: 0.25% and 0.25%, respectively.
Nationwide Small Company Growth Fund Class A and Institutional Service Class shares: 0.13% and 0.25%, respectively.
Nationwide U.S. Small Cap Value Fund Class A, Class C and Institutional Service Class shares: 0.10%, 0.10% and 0.25%, respectively.
Nationwide Ziegler Equity Income Fund Class A, Class C and Institutional Service Class shares: 0.09%, 0.08% and 0.12%, respectively.
Because these fees are paid out of a Fund’s Class A, Class C, Class R and Institutional Service Class assets on an ongoing basis, these fees will increase the cost of your investment in such share classes over time and may cost you more than paying other types of fees.
Revenue Sharing
The Adviser and/or its affiliates (collectively, “Nationwide Funds Group” or “NFG”) often make payments for marketing, promotional or related services provided by broker-dealers and other financial intermediaries that sell shares of the Trust or which include them as investment options for their respective customers.
These payments are often referred to as “revenue sharing payments.” The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, and/or access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds’) and may be in addition to any Rule 12b-1 payments or administrative services payments that are paid to broker-dealers and other financial intermediaries. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.
In addition to the revenue sharing payments described above, NFG may offer other incentives to sell shares of the Funds in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments also may include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.
The recipients of such payments may include:
•the Adviser’s affiliates;
•broker-dealers;
•financial institutions and
•other financial intermediaries through which investors may purchase shares of a Fund.
Payments may be based on current or past sales, current or historical assets or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to sell shares of a Fund to you instead of shares of funds offered by competing fund families.
Contact your financial intermediary for details about revenue sharing payments it may receive.
Notwithstanding the revenue sharing payments described above, the Adviser and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares in selecting such broker-dealer for the execution of Fund portfolio transactions.
Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted customers in the purchase of Fund shares, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or

Investing with Nationwide Funds (cont.)
disqualifying factor in the Adviser’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.
Contacting Nationwide Funds
Representatives are available 9 a.m. to 8 p.m. Eastern time, Monday through Friday, at 800-848-0920.
Automated Voice Response Call 800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:
•make transactions;
•hear fund price information and
•obtain mailing and wiring instructions.
Internet Go to nationwide.com/mutualfunds 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:
•download Fund Prospectuses;
•obtain information on the Nationwide Funds;
•access your account information and
•request transactions, including purchases, redemptions and exchanges.
By Regular Mail Nationwide Funds, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
By Overnight Mail Nationwide Funds, 615 East Michigan Street, Third Floor, Milwaukee, Wisconsin 53202

Investing with Nationwide Funds (cont.)
Fund Transactions
Unless you qualify for a Class A sales charge waiver, as described in “Waiver of Class A Sales Charges” above, or you otherwise qualify to purchase either Institutional Service Class, Class R6 or Class M shares (and meet the applicable minimum investment amount), you may buy Fund shares only through a broker-dealer or financial intermediary that is authorized to sell you shares of Nationwide Funds. All transaction orders must be received by the Funds’ transfer agent or an authorized intermediary prior to the calculation of each Fund’s NAV to receive that day’s NAV.
How to Buy Shares	How to Exchange* or Sell** Shares
Be sure to specify the class of shares you wish to purchase. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.	* Exchange privileges may be amended or discontinued upon 60 days’ written notice to shareholders.
**A signature guarantee may be required. See “Signature Guarantee” below.
Through an authorized intermediary. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order in proper form.	Through an authorized intermediary. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds’ agent or an authorized intermediary receives your order in proper form.
By mail. Complete an application and send with a check made payable to: Nationwide Funds. You must indicate the broker or financial intermediary that is authorized to sell you Fund shares. Payment must be made in U.S. dollars and drawn on a U.S. bank. The Funds do not accept cash, starter checks, third-party checks, travelers’ checks, credit card checks or money orders. The Funds may, however, under circumstances they deem to be appropriate, accept cashier’s checks. Nationwide Funds reserves the right to charge a fee with respect to any checks that are returned for insufficient funds.	By mail. You may request an exchange or redemption by mailing a letter to Nationwide Funds. The letter must include your account number(s) and the name(s) of the Fund(s) you wish to exchange from and to. The letter must be signed by all account owners.
By telephone. You will have automatic telephone transaction privileges unless you decline this option on your application. The Funds follow procedures to seek to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Funds may revoke telephone transaction privileges at any time, without notice to shareholders.	By telephone. You will have automatic telephone transaction privileges unless you decline this option on your application. The Funds follow procedures to seek to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Funds may revoke telephone transaction privileges at any time, without notice to shareholders.
Additional information for selling shares. A check made payable to the shareholder(s) of record will be mailed to the address of record.
The Funds may record telephone instructions to redeem shares and may request redemption instructions in writing, signed by all shareholders on the account.
Online. Transactions may be made through the Nationwide Funds’ website. However, the Funds may discontinue online transactions of Fund shares at any time.	Online . Transactions may be made through the Nationwide Funds’ website. However, the Funds may discontinue online transactions of Fund shares at any time.
By bank wire. You may have your bank transmit funds by federal funds wire to the Funds’ custodian bank. (The authorization will be in effect unless you give the Funds written notice of its termination.)
•if you choose this method to open a new account, you must call our toll-free number before you wire your investment and arrange to fax your completed application.
•your bank may charge a fee to wire funds.
•the wire must be received by the close of regular trading (usually 4:00 p.m. Eastern time) in order to receive the current day’s NAV.	By bank wire. The Funds can wire the proceeds of your redemption directly to your account at a commercial bank. A voided check must be attached to your application. (The authorization will be in effect unless you give the Funds written notice of its termination.)
•your proceeds typically will be wired to your bank on the next business day after your order has been processed.
•Nationwide Funds deducts a $20 service fee from the redemption proceeds for this service.
•your financial institution also may charge a fee for receiving the wire.
•funds sent outside the U.S. may be subject to higher fees.
Bank wire is not an option for exchanges.
By Automated Clearing House (ACH). You may fund your Nationwide Funds’ account with proceeds from a domestic bank via ACH. To set up your account for ACH purchases, a voided check must be attached to your application. Your account will be eligible to receive ACH purchases 15 days after you provide your bank’s routing number and account information to the Fund’s transfer agent. Once your account is eligible to receive ACH purchases, the purchase price for Fund shares is the net asset value next determined after your order is received by the transfer agent, plus any applicable sales charge. There is no fee for this service. (The authorization will be in effect unless you give the Funds written notice of its termination.)	By Automated Clearing House (ACH). Your redemption proceeds can be sent to your bank via ACH. A voided check must be attached to your application. Money sent through ACH should reach your bank in two business days. There is no fee for this service. (The authorization will be in effect unless you give the Funds written notice of its termination.)
ACH is not an option for exchanges.
Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number.	Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number.

Investing with Nationwide Funds (cont.)
Buying Shares
Share Price
The net asset value per share or “NAV” per share is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:
•calculated at the close of regular trading (usually 4 p.m. Eastern time) each day the New York Stock Exchange is open and
•generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number of outstanding shares of that class.
The purchase or “offering” price for Fund shares is the NAV (for a particular class) next determined after the order is received by a Fund or its agent or authorized intermediary, plus any applicable sales charge.
The Funds generally are available only to investors residing in the United States. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.
Fair Value Pricing
The Board of Trustees has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that each Fund’s assets are valued primarily on the basis of market-based quotations. Equity securities generally are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service. Securities traded on NASDAQ generally are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades.
Securities for which market-based quotations are either unavailable (e.g., an independent pricing service does not provide a value) or are deemed unreliable, in the judgment of the Adviser, generally are valued at fair value by the Trustees or persons acting at their direction pursuant to procedures approved by the Board of Trustees. In addition, fair value determinations are required for securities whose value is affected by a significant event (as defined below) that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAVs.
A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a security that occurs after the close of the principal market on which such security trades but before the calculation of a Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting an issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments, or natural disasters or armed conflicts that affect a country or region.
By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. The fair value of one or more of the securities in a Fund’s portfolio which is used to determine a Fund’s NAV could be different from the actual value at which those securities could be sold in the market. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund.
Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. Pursuant to the Valuation Procedures, a Fund’s foreign equity investments generally will be fair valued daily by an independent pricing service using models designed to estimate likely changes in the values of those investments between the times in which the trading in those securities is substantially completed and the close of the NYSE. The fair values assigned to a Fund’s foreign equity investments may not be the quoted or published prices of the investments on their primary markets or exchanges. Because certain of the securities in which a Fund may invest may trade on days when the Fund does not price its shares, the value of the Fund’s investments may change on days when shareholders will not be able to purchase or redeem their shares.
These procedures are intended to help ensure that the prices at which a Fund’s shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. In the event a Fund values its securities using the fair valuation procedures described above, the Fund’s NAV may be higher or lower than would have been the case if the Fund had not used such procedures.
In-Kind Purchases
Each Fund may accept payment for shares in the form of securities that are permissible investments for the Fund.

Investing with Nationwide Funds (cont.)

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.
•New Year’s Day
•Martin Luther King, Jr. Day
•Presidents’ Day
•Good Friday
•Memorial Day
•Independence Day
•Labor Day
•Thanksgiving Day
•Christmas Day
•Other days when the New York Stock Exchange is closed.

Minimum Investments

Class A Shares and Class C Shares
To open an account	$2,000 (per Fund)
To open an IRA account	$1,000 (per Fund)
Additional investments	$100 (per Fund)
To start an Automatic Asset Accumulation Plan	$0 (provided each monthly purchase is at least $50)
Additional Investments (Automatic Asset Accumulation Plan)	$50
Class R Shares
To open an account	No Minimum
Additional investments	No Minimum
Class R6 Shares
To open an account	$1 million (per Fund)
Additional investments	No Minimum
Institutional Service Class Shares
To open an account	$50,000 (per Fund)
Additional investments	No Minimum
Class M Shares
To open an account	$5,000 (per Fund)
Additional investments	$100
Minimum investment requirements do not apply to purchases by employees of the Adviser or its affiliates (or to their spouses, children or immediate relatives), or to certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.
Customer Identification Information
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.
As a result, unless such information is collected by the broker-dealer or other financial intermediary pursuant to an agreement, the Funds must obtain the following information for each person that opens a new account:
•name;
•date of birth (for individuals);
•residential or business street address (although post office boxes are still permitted for mailing) and
•Social Security number, taxpayer identification number or other identifying number.
You also may be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.
Accounts with Low Balances
Maintaining small accounts is costly for the Funds and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above each Fund’s minimum.
•If the value of your account falls below $2,000 ($1,000 for IRA accounts), you generally are subject to a $5 quarterly fee, unless such account actively participates in an Automatic Asset Accumulation Plan. Shares from your account are redeemed each quarter/month to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, a Fund may waive the low-balance fee.
•Each Fund reserves the right to redeem your remaining shares and close your account if a redemption of shares brings the value of your account below the minimum. In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed. A redemption of your remaining shares may be a taxable event for you. See “Distributions and Taxes—Selling or Exchanging Shares” below.
Exchanging Shares
You may exchange your Fund shares for shares of any Nationwide Fund that is currently accepting new investments as long as:

Investing with Nationwide Funds (cont.)
•both accounts have the same registration;
•your first purchase in the new fund meets its minimum investment requirement and
•you purchase the same class of shares. For example, you may exchange between Class A shares of any Nationwide Fund, but may not exchange between Class A shares and Class C shares.
Notwithstanding the foregoing, shareholders who hold Class C shares through a Merrill Lynch platform or account are permitted to exchange Class C shares for Class A shares of the same Fund as described on page 77 of this Prospectus. Further, no minimum investment requirement shall apply to holders of Institutional Service Class shares seeking to exchange such shares for Institutional Service Class shares of another Fund, or to holders of Class R6 shares seeking to exchange such shares for Class R6 shares of another Fund, where such Institutional Service Class or Class R6 shares (as applicable) had been designated as Class D shares at the close of business on July 31, 2012.
The exchange privileges may be amended or discontinued upon 60 days’ written notice to shareholders.
Generally, there are no sales charges for exchanges of shares. However,
•if you exchange from Class A shares of a Fund to a fund with a higher sales charge, you may have to pay the difference in the two sales charges.
•if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original purchase is charged.
For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to the Nationwide Government Money Market Fund).
Exchanges into the Nationwide Government Money Market Fund
You may exchange between Class R6 shares of the Funds and Class R6 shares of the Nationwide Government Money Market Fund. You may exchange between all other share classes of the Funds and the Investor Shares of the Nationwide Government Money Market Fund. If your original investment was in Investor Shares, any exchange of Investor Shares you make for Class A or Class C shares of another Nationwide Fund may require you to pay the sales charge applicable to such new shares. In addition, if you exchange shares subject to a CDSC, the length of time you own Investor Shares of the Nationwide Government Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Nationwide Government Money Market Fund are subject to any CDSC that applies to the original purchase.
Selling Shares
You can sell or, in other words, redeem your Fund shares at any time, subject to the restrictions described below. The price you receive when you redeem your shares is the NAV (minus any applicable sales charges or redemption fee) next determined after a Fund’s authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you redeem may be worth more than or less than their original purchase price, depending on the market value of the Fund’s investments at the time of the redemption.
You may not be able to redeem your Fund shares or Nationwide Funds may delay paying your redemption proceeds if:
•the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•trading is restricted or
•an emergency exists (as determined by the U.S. Securities and Exchange Commission).
Generally, a Fund will pay you for the shares that you redeem within two days after your redemption request is received by check or electronic transfer, except as noted below. Payment for shares that you recently purchased may be delayed up to 10 business days from the purchase date to allow time for your payment to clear. If you are selling shares that were recently purchased by check or through ACH, redemption proceeds may not be available until your check has cleared or the ACH transaction has been completed (which may take 10 business days from your date of purchase). A Fund may delay forwarding redemption proceeds for up to seven days if the account holder:
•is engaged in excessive trading or
•if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.
Under normal circumstances, a Fund expects to satisfy redemption requests through the sale of investments held in cash or cash equivalents. However, a Fund may also use the proceeds from the sale of portfolio securities or a bank line of credit to meet redemption requests if consistent with management of the Fund, or in stressed market conditions. Under extraordinary circumstances, a Fund, in its sole discretion, may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. For more about Nationwide Funds’ ability to make a redemption in-kind as well as how redemptions in-kind are effected, see the SAI.
The Board of Trustees has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of the Adviser and shareholders of a Fund owning

Investing with Nationwide Funds (cont.)
5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder’s proportionate share of the Fund’s current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.
Automatic Withdrawal Program
You may elect to automatically redeem shares in a minimum amount of $50. Complete the appropriate section of the Mutual Fund Application for New Accounts or contact your financial intermediary or the Funds’ transfer agent. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Generally, it is not advisable to continue to purchase Class A or Class C shares subject to a sales charge while redeeming shares using this program. An automatic withdrawal plan for Class A and Class C shares will be subject to any applicable CDSC.

Signature Guarantee
A signature guarantee is required for sales of shares of the Funds in any of the following instances:
•your account address has changed within the last 30 calendar days;
•the redemption check is made payable to anyone other than the registered shareholder;
•the proceeds are mailed to any address other than the address of record or
•the redemption proceeds are being wired or sent by ACH to a bank for which instructions currently are not on your account.
No signature guarantee is required under normal circumstances where redemption proceeds are transferred directly to: (1) another account maintained by a Nationwide Financial Services, Inc. company; or (2) a bank account, the registration of which includes the names of all of the account owners in which the mutual fund account is registered.
A signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer’s signature is valid. We reserve the right to require a signature guarantee in other circumstances, without notice.

Excessive or Short-Term Trading
The Nationwide Funds seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between
Nationwide Funds or redemptions and repurchases of Nationwide Funds within a short time period) may:
•disrupt portfolio management strategies;
•increase brokerage and other transaction costs and
•negatively affect fund performance.
Each Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. A Fund that invests in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities or derivatives held by a Fund based on events occurring after the close of a foreign market that may not be reflected in a Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing also may be attempted in funds that hold significant investments in small-cap securities, commodity-linked investments, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.
The Board of Trustees has adopted the following policies with respect to excessive or short-term trading in the Funds:
Fair Valuation
The Funds have fair value pricing procedures in place as described above in “Investing with Nationwide Funds: Fair Value Pricing.”
Monitoring of Trading Activity
The Funds, through the Adviser, their subadvisers and their agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. Further, in compliance with Rule 22c-2 under the Investment Company Act of 1940, as amended, Nationwide Funds Group, on behalf of the Funds, has entered into written agreements with the Funds’ financial intermediaries, under which the intermediary must, upon request, provide a Fund with certain shareholder identity and trading information so that the Fund can enforce its market timing policies. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, at their discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.
Despite its best efforts, a Fund may be unable to identify or deter excessive trades conducted through intermediaries or

Investing with Nationwide Funds (cont.)
omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, a Fund may not be able to prevent all market timing and its potential negative impact.
Restrictions on Transactions
Whenever a Fund is able to identify short-term trades and/or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and apply the short-term trading restrictions to such trades that the Fund identifies. It also has sole discretion to:
•restrict or reject purchases or exchanges that the Fund or its agents believe constitute excessive trading and
•reject transactions that violate the Fund’s excessive trading policies or its exchange limits.
Additional Information about Fees and Expenses
The “Management Fees” of the Nationwide Fund that appear in the Fund Summary reflect a reduction in the contractual advisory fee rate effective November 13, 2017. The “Other Expenses” of the Nationwide Loomis All Cap Growth Fund that appear in the Fund Summary reflect an estimate of fees and expenses based on current fees.  The fees and expenses of the other Funds that appear in the Fund Summaries generally are based on average annual net assets during the fiscal year ended October 31, 2017, and do not reflect any change in expense ratios resulting from a change in assets under management since October 31, 2017. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause a Fund’s expense ratio to be higher than the fees and expenses shown in the applicable Fund Summary. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A fund with a higher expense ratio means you could pay more if you buy or hold shares of the fund.

Distributions and Taxes
The following information is provided to help you understand the income and capital gains you may earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distribution varies and there is no guarantee a Fund will pay either income dividends or capital gain distributions. For advice about your personal tax situation, please speak with your tax advisor.
Income and Capital Gain Distributions
Each Fund intends to elect and qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare and distribute its net investment income, if any, to shareholders as dividends quarterly. Each Fund will distribute net realized capital gains, if any, at least annually. A Fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. All income and capital gain distributions are automatically reinvested in shares of the applicable Fund. You may request a payment in cash by contacting the Funds’ transfer agent or your financial intermediary.
If you choose to have dividends or capital gain distributions, or both, mailed to you and the distribution check is returned as undeliverable or is not presented for payment within six months, the Trust reserves the right to reinvest the check proceeds and future distributions in shares of the applicable Fund at the Fund’s then-current NAV until you give the Trust different instructions.
Tax Considerations
If you are a taxable investor, dividends and capital gain distributions you receive from a Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are subject to federal income tax, state taxes and possibly local taxes:
•distributions are taxable to you at either ordinary income or capital gains tax rates;
•distributions of short-term capital gains are paid to you as ordinary income that is taxable at applicable ordinary income tax rates;
•distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares;
•for individual shareholders, a portion of the income dividends paid may be qualified dividend income eligible for taxation at long-term capital gains tax rates, provided that certain holding period requirements are met;
•for corporate shareholders, a portion of the income dividends paid may be eligible for the corporate dividend-received deduction, subject to certain limitations and
•distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.
The federal income tax treatment of a Fund’s distributions and any taxable sales or exchanges of Fund shares occurring during the prior calendar year are reported on Form 1099, which is sent to you annually during tax season (unless you hold your shares in a qualified tax-advantaged plan or account or are otherwise not subject to federal income tax). A Fund may reclassify income after your tax reporting statement is mailed to you. This can result from the rules in the Internal Revenue Code that effectively prevent mutual funds, such as the Funds, from ascertaining with certainty, until after the calendar year end, and in some cases a Fund’s fiscal year end, the final amount and character of distributions the Fund has received on its investments during the prior calendar year. Prior to issuing your statement, each Fund makes every effort to reduce the number of corrected forms mailed to shareholders. However, a Fund will send you a corrected Form 1099 if the Fund finds it necessary to reclassify its distributions or adjust the cost basis of any shares sold or exchanged after you receive your tax statement.
Distributions from the Funds (both taxable dividends and capital gains) normally are taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-advantaged plan or account or are otherwise not subject to federal income tax).
At the time you purchase your Fund shares, the Fund’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in the value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”
The use of derivatives by a Fund may cause the Fund to realize higher amounts of ordinary income or short-term capital gain, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain.
Selling or Exchanging Shares
Selling or exchanging your shares may result in a capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Nationwide Fund to another is the same as a sale. For individuals, the long-term

Distributions and Taxes (cont.)
capital gains tax rates are 0%, 15%, 20% or 25% depending on your taxable income and the nature of the capital gain. If you redeem Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.
Each Fund is required to report to you and the Internal Revenue Service (“IRS”) annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also their cost basis. Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. Shareholders should review carefully the cost basis information provided by a Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Cost basis reporting is not required for certain shareholders, including shareholders investing in a Fund through a tax-advantaged retirement account.
Medicare Tax
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.
Other Tax Jurisdictions
Distributions and gains from the sale or exchange of your Fund shares may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax advisor. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by a Fund from net long-term capital gains, interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources, and short- term capital gain dividends, if such amounts are reported by the Fund. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.
Tax Status for Retirement Plans and Other Tax-Advantaged Accounts
When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-advantaged account, income dividends and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should ask your tax advisor or plan administrator for more information about your tax situation, including possible state or local taxes.
Backup Withholding
By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You also may be subject to withholding if the IRS instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 24% of any distributions or proceeds paid.
Other Reporting and Withholding Requirements
Under the Foreign Account Tax Compliance Act (“FATCA”), a Fund will be required to withhold a 30% tax on the following payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions or non- financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends, and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax advisor about federal, state, local or foreign tax consequences before making an investment in a Fund.

Additional Information
The Trust enters into contractual arrangements with various parties (collectively, “service providers”), including, among others, the Funds’ investment adviser, subadviser(s), shareholder service providers, custodian(s), securities lending agent, fund administration and accounting agents, transfer agent and distributor, who provide services to the Funds. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.
This Prospectus provides information concerning the Trust and the Funds that you should consider in determining whether to purchase shares of the Funds. Neither this Prospectus, nor the related Statement of Additional Information, is intended, or should be read, to be or to give rise to an agreement or contract between the Trust or the Funds and any shareholder , or to give rise to any rights to any shareholder or other person other than any rights under federal or state law that may not be waived.

Financial Highlights
The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years ended October 31, or if a Fund or a class has not been in operation for the past five years, for the life of that Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Since Class R6 shares are new for the Nationwide Fund, no financial information is presented for that class in the Financial Highlights.
Except with respect to the periods prior to July 31, 2014 for the Nationwide Bailard Cognitive Value Fund, Nationwide Bailard Technology & Science Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide Large Cap Equity Fund, Nationwide WCM Focused Small Cap Fund, and Nationwide Ziegler Equity Income Fund, information has been audited by PricewaterhouseCoopers, LLP, whose report, along with the Funds’ financial statements, is included in the Trust’s annual reports, which are available upon request.
Information presented for the Nationwide Bailard Cognitive Value Fund, Nationwide Bailard Technology & Science Fund, Nationwide Geneva Mid Cap Growth Fund, Nationwide Geneva Small Cap Growth Fund, Nationwide Large Cap Equity Fund, Nationwide WCM Focused Small Cap Fund and Nationwide Ziegler Equity Income Fund for the periods prior to July 31, 2014 is that of the Predecessor Funds and was audited by the Predecessor Funds’ independent auditor.

FINANCIAL HIGHLIGHTS: NATIONWIDE BAILARD COGNITIVE VALUE FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)(d)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income (Loss) to Average Net Assets (e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (g)
Class A Shares
Year Ended October 31, 2017	$12.43	0.04	2.80	2.84	(0.06)	–	(0.06)	$15.21	22.90%	$ 752,352	1.32%	0.30%	1.32%	115.05%
Year Ended October 31, 2016	$12.13	0.08	0.30	0.38	(0.08)	–	(0.08)	$12.43	3.16% (h)	$ 853,608	1.36%	0.67%	1.36%	95.42%
Year Ended October 31, 2015	$13.73	0.08	(0.15)	(0.07)	(0.09)	(1.44)	(1.53)	$12.13	0.01% (h)	$ 825,797	1.36%	0.65%	1.36%	160.34%
Period Ended October 31, 2014 (i)	$13.24	0.01	0.48	0.49	–	–	–	$13.73	3.70% (h)	$ 1,846,817	1.38%	0.22%	1.38%	80.17%
Year Ended July 31, 2014	$14.97	0.06	1.24	1.30	(0.12)	(2.91)	(3.03)	$13.24	10.00% (h)	$ 1,102,616	1.37%	0.46%	1.38%	286.05%
Year Ended July 31, 2013	$11.48	0.14	3.45	3.59	(0.10)	–	(0.10)	$14.97	31.48%	$ 1,122,377	1.47%	1.09%	1.58%	339.00%
Class C Shares
Year Ended October 31, 2017	$11.70	(0.06)	2.63	2.57	(0.03)	–	(0.03)	$14.24	22.01%	$ 276,274	2.09%	(0.49%)	2.09%	115.05%
Year Ended October 31, 2016	$11.51	–	0.26	0.26	(0.07)	–	(0.07)	$11.70	2.27%	$ 221,484	2.11%	(0.02%)	2.13%	95.42%
Year Ended October 31, 2015	$13.08	(0.01)	(0.12)	(0.13)	–	(1.44)	(1.44)	$11.51	(0.56%)	$ 401,139	2.06%	(0.06%)	2.06%	160.34%
Period Ended October 31, 2014 (i)	$12.65	(0.01)	0.44	0.43	–	–	–	$13.08	3.40%	$ 570,802	2.09%	(0.44%)	2.11%	80.17%
Year Ended July 31, 2014	$14.55	(0.02)	1.19	1.17	(0.16)	(2.91)	(3.07)	$12.65	9.25%	$12,501,150	1.99%	(0.14%)	1.99%	286.05%
Year Ended July 31, 2013	$11.17	0.06	3.36	3.42	(0.04)	–	(0.04)	$14.55	30.67%	$ 559,903	2.07%	0.49%	2.08%	339.00%
Class M Shares
Year Ended October 31, 2017	$12.42	0.09	2.80	2.89	(0.10)	–	(0.10)	$15.21	23.29%	$98,734,045	1.00%	0.62%	1.00%	115.05%
Year Ended October 31, 2016	$12.12	0.12	0.29	0.41	(0.11)	–	(0.11)	$12.42	3.47%	$83,335,874	1.04%	1.00%	1.04%	95.42%
Year Ended October 31, 2015	$13.70	0.12	(0.14)	(0.02)	(0.12)	(1.44)	(1.56)	$12.12	0.44%	$83,363,710	0.99%	1.02%	0.99%	160.34%
Period Ended October 31, 2014 (i)	$13.20	0.02	0.48	0.50	–	–	–	$13.70	3.79%	$91,669,452	1.07%	0.54%	1.11%	80.17%
Year Ended July 31, 2014	$14.95	0.12	1.23	1.35	(0.19)	(2.91)	(3.10)	$13.20	10.38%	$88,479,981	1.00%	0.85%	1.01%	286.05%
Year Ended July 31, 2013	$11.47	0.19	3.44	3.63	(0.15)	–	(0.15)	$14.95	31.94%	$93,162,527	1.07%	1.49%	1.08%	339.00%
Class R6 Shares (j)
Year Ended October 31, 2017	$12.42	0.08	2.80	2.88	(0.10)	–	(0.10)	$15.20	23.21%	$ 14,652	0.99%	0.57%	0.99%	115.05%
Year Ended October 31, 2016	$12.12	0.12	0.29	0.41	(0.11)	–	(0.11)	$12.42	3.47%	$ 11,885	1.03%	1.00%	1.03%	95.42%
Year Ended October 31, 2015	$13.69	0.12	(0.13)	(0.01)	(0.12)	(1.44)	(1.56)	$12.12	0.51%	$ 11,490	0.98%	1.03%	0.98%	160.34%
Period Ended October 31, 2014 (i)	$13.19	0.02	0.48	0.50	–	–	–	$13.69	3.79%	$ 11,435	1.07%	0.53%	1.10%	80.17%
Period Ended July 31, 2014 (k)	$14.97	0.09	1.23	1.32	(0.19)	(2.91)	(3.10)	$13.19	10.15%	$ 11,017	0.99%	0.76%	0.99%	286.05%
Institutional Service Class Shares (l)
Year Ended October 31, 2017	$12.44	0.07	2.79	2.86	(0.08)	–	(0.08)	$15.22	23.05%	$ 763,517	1.12%	0.50%	1.12%	115.05%
Year Ended October 31, 2016	$12.14	0.08	0.33	0.41	(0.11)	–	(0.11)	$12.44	3.41%	$ 968,623	1.14%	0.66%	1.14%	95.42%
Year Ended October 31, 2015	$13.71	0.13	(0.12)	0.01	(0.14)	(1.44)	(1.58)	$12.14	0.61%	$ 177,910	0.90%	1.09%	0.90%	160.34%
Period Ended October 31, 2014 (i)	$13.22	0.02	0.47	0.49	–	–	–	$13.71	3.71% (h)	$ 292,928	1.11%	0.50%	1.11%	80.17%
Year Ended July 31, 2014	$14.95	0.10	1.23	1.33	(0.15)	(2.91)	(3.06)	$13.22	10.23% (h)	$ 433,029	1.14%	0.75%	1.16%	286.05%
Year Ended July 31, 2013	$11.46	0.18	3.45	3.63	(0.14)	–	(0.14)	$14.95	31.93%	$ 1,936,773	1.14%	1.42%	1.33%	339.00%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i)	For the period from August 1, 2014 through October 31, 2014.
(j)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(k)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.
(l)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

FINANCIAL HIGHLIGHTS: NATIONWIDE BAILARD TECHNOLOGY & SCIENCE FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)(d)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income (Loss) to Average Net Assets (e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (g)
Class A Shares
Year Ended October 31, 2017	$17.26	(0.06)	6.29	6.23	(0.02)	(1.25)	(1.27)	$22.22	38.67%	$ 3,574,315	1.28%	(0.31%)	1.28%	26.17%
Year Ended October 31, 2016	$17.46	0.05	1.12	1.17	—	(1.37)	(1.37)	$17.26	7.35%	$ 2,720,410	1.31%	0.28%	1.31%	28.65%
Year Ended October 31, 2015	$17.54	—	1.51	1.51	(0.02)	(1.57)	(1.59)	$17.46	9.66%	$ 3,206,650	1.27%	(0.01%)	1.27%	25.31%
Period Ended October 31, 2014 (h)	$16.53	(0.01)	1.02	1.01	—	—	—	$17.54	6.11%	$ 2,450,895	1.45%	(0.32%)	1.46%	7.60%
Year Ended July 31, 2014	$13.51	(0.03)	3.05	3.02	—	—	—	$16.53	22.35%	$ 2,192,132	1.37%	(0.23%)	1.39%	36.99%
Year Ended July 31, 2013	$11.56	(0.02)	1.97	1.95	—	—	—	$13.51	16.87%	$ 1,458,286	1.45%	(0.13%)	1.58%	45.00%
Class C Shares
Year Ended October 31, 2017	$16.01	(0.19)	5.80	5.61	—	(1.25)	(1.25)	$20.37	37.67%	$ 1,599,961	2.04%	(1.08%)	2.04%	26.17%
Year Ended October 31, 2016	$16.42	(0.08)	1.04	0.96	—	(1.37)	(1.37)	$16.01	6.47%	$ 1,052,416	2.07%	(0.52%)	2.09%	28.65%
Year Ended October 31, 2015	$16.68	(0.11)	1.42	1.31	—	(1.57)	(1.57)	$16.42	8.90%	$ 926,389	1.99%	(0.71%)	1.99%	25.31%
Period Ended October 31, 2014 (h)	$15.74	(0.04)	0.98	0.94	—	—	—	$16.68	5.97%	$ 565,917	2.05%	(0.92%)	2.17%	7.60%
Year Ended July 31, 2014	$12.95	(0.13)	2.92	2.79	—	—	—	$15.74	21.54%	$ 498,395	2.05%	(0.90%)	2.05%	36.99%
Year Ended July 31, 2013	$11.15	(0.09)	1.89	1.80	—	—	—	$12.95	16.14%	$ 383,795	2.05%	(0.73%)	2.08%	45.00%
Class M Shares
Year Ended October 31, 2017	$17.89	—	6.55	6.55	(0.04)	(1.25)	(1.29)	$23.15	39.12%	$132,242,812	0.95%	0.02%	0.95%	26.17%
Year Ended October 31, 2016	$18.07	0.10	1.16	1.26	(0.07)	(1.37)	(1.44)	$17.89	7.67%	$101,722,940	0.98%	0.58%	0.98%	28.65%
Year Ended October 31, 2015	$18.10	0.07	1.55	1.62	(0.08)	(1.57)	(1.65)	$18.07	10.02%	$100,410,733	0.95%	0.39%	0.95%	25.31%
Period Ended October 31, 2014 (h)	$17.04	—	1.06	1.06	—	—	—	$18.10	6.22%	$101,788,290	1.05%	0.09%	1.08%	7.60%
Year Ended July 31, 2014	$13.90	0.03	3.14	3.17	(0.03)	—	(0.03)	$17.04	22.85%	$ 96,832,238	0.99%	0.18%	0.99%	36.99%
Year Ended July 31, 2013	$11.85	0.03	2.02	2.05	—	—	—	$13.90	17.30%	$ 86,675,286	1.05%	0.27%	1.08%	45.00%
Class R6 Shares (i)
Year Ended October 31, 2017	$17.86	—	6.53	6.53	(0.04)	(1.25)	(1.29)	$23.10	39.07% (j)	$ 3,066,228	0.95%	–	0.95%	26.17%
Year Ended October 31, 2016	$18.04	0.06	1.21	1.27	(0.08)	(1.37)	(1.45)	$17.86	7.69% (j)	$ 1,246,501	0.98%	0.35%	0.98%	28.65%
Year Ended October 31, 2015	$18.06	0.03	1.60	1.63	(0.08)	(1.57)	(1.65)	$18.04	10.11%	$ 278,563	0.95%	0.16%	0.95%	25.31%
Period Ended October 31, 2014 (h)	$17.00	—	1.06	1.06	—	—	—	$18.06	6.24%	$ 124,010	1.05%	0.05%	1.08%	7.60%
Period Ended July 31, 2014 (k)	$14.53	(0.02)	2.52	2.50	(0.03)	—	(0.03)	$17.00	17.25%	$ 76,937	0.96%	(0.14%)	0.96%	36.99%
Institutional Service Class Shares (l)
Year Ended October 31, 2017	$17.87	(0.02)	6.54	6.52	(0.03)	(1.25)	(1.28)	$23.11	39.00%	$ 1,867,995	1.06%	(0.08%)	1.06%	26.17%
Year Ended October 31, 2016	$18.03	0.08	1.17	1.25	(0.04)	(1.37)	(1.41)	$17.87	7.60%	$ 918,550	1.09%	0.48%	1.09%	28.65%
Year Ended October 31, 2015	$18.05	0.06	1.53	1.59	(0.04)	(1.57)	(1.61)	$18.03	9.89%	$ 1,019,308	1.03%	0.32%	1.03%	25.31%
Period Ended October 31, 2014 (h)	$17.00	—	1.05	1.05	—	—	—	$18.05	6.18%	$ 1,119,698	1.20%	(0.04%)	1.25%	7.60%
Year Ended July 31, 2014	$13.87	—	3.14	3.14	(0.01)	—	(0.01)	$17.00	22.63%	$ 1,203,010	1.17%	0.01%	1.20%	36.99%
Year Ended July 31, 2013	$11.83	0.02	2.02	2.04	—	—	—	$13.87	17.24%	$ 1,543,971	1.14%	0.18%	1.33%	45.00%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(j)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(k)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.
(l)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

FINANCIAL HIGHLIGHTS: NATIONWIDE FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)	Portfolio Turnover (d)
Class A Shares
Year Ended October 31, 2017	$22.25	0.21	4.98	5.19	(0.26)	(0.70)	(0.96)	$26.48	23.93%	$156,138,195	0.96%	0.86%	1.00%	79.20%
Year Ended October 31, 2016	$22.31	0.27	0.43	0.70	(0.22)	(0.54)	(0.76)	$22.25	3.30%	$136,414,821	0.96%	1.27%	1.04%	60.90%
Year Ended October 31, 2015	$21.77	0.22	0.57	0.79	(0.25)	–	(0.25)	$22.31	3.68%	$145,390,681	0.95%	0.98%	1.00%	72.24% (e)
Year Ended October 31, 2014	$19.00	0.20	2.76	2.96	(0.19)	–	(0.19)	$21.77	15.64%	$ 81,892,569	0.94%	0.99%	0.99%	48.08%
Year Ended October 31, 2013	$15.13	0.19	3.87	4.06	(0.19)	–	(0.19)	$19.00	27.09%	$ 72,276,586	1.01%	1.08%	1.04%	113.60%
Class C Shares
Year Ended October 31, 2017	$20.81	0.03	4.64	4.67	(0.09)	(0.70)	(0.79)	$24.69	22.99%	$ 3,742,859	1.72%	0.11%	1.77%	79.20%
Year Ended October 31, 2016	$20.93	0.10	0.40	0.50	(0.08)	(0.54)	(0.62)	$20.81	2.49%	$ 4,046,885	1.75%	0.49%	1.79%	60.90%
Year Ended October 31, 2015	$20.45	0.04	0.54	0.58	(0.10)	–	(0.10)	$20.93	2.88%	$ 4,645,828	1.72%	0.18%	1.77%	72.24% (e)
Year Ended October 31, 2014	$17.91	0.04	2.59	2.63	(0.09)	–	(0.09)	$20.45	14.72%	$ 2,045,558	1.70%	0.22%	1.75%	48.08%
Year Ended October 31, 2013	$14.30	0.06	3.66	3.72	(0.11)	–	(0.11)	$17.91	26.14%	$ 1,720,677	1.73%	0.40%	1.75%	113.60%
Class R Shares (f)
Year Ended October 31, 2017	$21.80	0.10	4.86	4.96	(0.14)	(0.70)	(0.84)	$25.92	23.33% (g)	$ 60,273	1.39%	0.44%	1.44%	79.20%
Year Ended October 31, 2016	$21.87	0.17	0.43	0.60	(0.13)	(0.54)	(0.67)	$21.80	2.85%	$ 68,698	1.42%	0.79%	1.46%	60.90%
Year Ended October 31, 2015	$21.35	0.14	0.54	0.68	(0.16)	–	(0.16)	$21.87	3.19%	$ 56,905	1.41%	0.62%	1.46%	72.24% (e)
Year Ended October 31, 2014	$18.66	0.11	2.70	2.81	(0.12)	–	(0.12)	$21.35	15.15%	$ 105,062	1.37%	0.52%	1.42%	48.08%
Year Ended October 31, 2013	$14.87	0.13	3.81	3.94	(0.15)	–	(0.15)	$18.66	26.72%	$ 34,631	1.29%	0.79%	1.31%	113.60%
Institutional Service Class Shares
Year Ended October 31, 2017	$21.92	0.27	4.90	5.17	(0.32)	(0.70)	(1.02)	$26.07	24.22%	$867,378,946	0.71%	1.11%	0.76%	79.20%
Year Ended October 31, 2016	$21.99	0.32	0.42	0.74	(0.27)	(0.54)	(0.81)	$21.92	3.52%	$822,749,912	0.74%	1.49%	0.78%	60.90%
Year Ended October 31, 2015	$21.46	0.27	0.56	0.83	(0.30)	–	(0.30)	$21.99	3.93%	$828,756,789	0.73%	1.24%	0.78%	72.24% (e)
Year Ended October 31, 2014	$18.74	0.24	2.71	2.95	(0.23)	–	(0.23)	$21.46	15.85%	$811,488,568	0.72%	1.21%	0.77%	48.08%
Year Ended October 31, 2013	$14.93	0.22	3.82	4.04	(0.23)	–	(0.23)	$18.74	27.35%	$738,850,578	0.77%	1.31%	0.80%	113.60%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Excludes merger activity.
(f)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

FINANCIAL HIGHLIGHTS: NATIONWIDE GENEVA MID CAP GROWTH FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Loss(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)(d)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(e)	Ratio of Net Investment Loss to Average Net Assets (e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (g)
Class A Shares
Year Ended October 31, 2017	$23.72	(0.11)	5.41	5.30	(2.04)	(2.04)	$26.98	23.77%	$142,455,307	1.14%	(0.45%)	1.14%	24.81%
Year Ended October 31, 2016	$28.54	(0.14)	(1.41)	(1.55)	(3.27)	(3.27)	$23.72	(5.64%)	$160,222,910	1.15%	(0.55%)	1.15%	31.03%
Year Ended October 31, 2015	$29.88	(0.20)	2.97	2.77	(4.11)	(4.11)	$28.54	10.89%	$202,116,190	1.20%	(0.72%)	1.20%	15.30%
Period Ended October 31, 2014 (h)	$28.50	(0.06)	1.44	1.38	–	–	$29.88	4.84%	$481,151,390	1.26%	(0.81%)	1.26%	5.12%
Year Ended July 31, 2014	$28.09	(0.24)	2.18	1.94	(1.53)	(1.53)	$28.50	6.96%	$476,141,617	1.25%	(0.81%)	1.26%	32.13%
Year Ended July 31, 2013	$23.26	(0.20)	5.46	5.26	(0.43)	(0.43)	$28.09	22.96%	$475,430,830	1.38%	(0.79%)	1.45%	26.00%
Class C Shares
Year Ended October 31, 2017	$20.16	(0.25)	4.54	4.29	(2.04)	(2.04)	$22.41	22.88%	$ 51,063,324	1.89%	(1.20%)	1.89%	24.81%
Year Ended October 31, 2016	$24.92	(0.27)	(1.22)	(1.49)	(3.27)	(3.27)	$20.16	(6.30%)	$ 55,956,882	1.88%	(1.29%)	1.88%	31.03%
Year Ended October 31, 2015	$26.79	(0.35)	2.59	2.24	(4.11)	(4.11)	$24.92	10.06%	$ 78,741,743	1.88%	(1.40%)	1.88%	15.30%
Period Ended October 31, 2014 (h)	$25.59	(0.10)	1.30	1.20	–	–	$26.79	4.69%	$ 93,527,500	1.92%	(1.47%)	1.92%	5.12%
Year Ended July 31, 2014	$25.52	(0.37)	1.97	1.60	(1.53)	(1.53)	$25.59	6.30%	$ 95,287,969	1.87%	(1.43%)	1.87%	32.13%
Year Ended July 31, 2013	$21.29	(0.32)	4.98	4.66	(0.43)	(0.43)	$25.52	22.26%	$ 96,702,988	1.98%	(1.39%)	1.95%	26.00%
Class R6 Shares (i)
Year Ended October 31, 2017	$24.48	(0.02)	5.60	5.58	(2.04)	(2.04)	$28.02	24.21%	$331,542,252	0.77%	(0.08%)	0.77%	24.81%
Year Ended October 31, 2016	$29.24	(0.04)	(1.45)	(1.49)	(3.27)	(3.27)	$24.48	(5.26%)	$173,735,539	0.77%	(0.15%)	0.77%	31.03%
Year Ended October 31, 2015	$30.41	(0.08)	3.02	2.94	(4.11)	(4.11)	$29.24	11.31%	$ 21,720,270	0.77%	(0.28%)	0.77%	15.30%
Period Ended October 31, 2014 (h)	$28.96	(0.03)	1.48	1.45	–	–	$30.41	5.01%	$ 1,628,255	0.84%	(0.38%)	0.84%	5.12%
Period Ended July 31, 2014 (j)	$29.70	(0.08)	0.87	0.79	(1.53)	(1.53)	$28.96	2.72%	$ 12,029,313	0.80%	(0.31%)	0.80%	32.13%
Institutional Service Class Shares(k)
Year Ended October 31, 2017	$24.35	(0.06)	5.57	5.51	(2.04)	(2.04)	$27.82	24.04%	$500,783,318	0.93%	(0.24%)	0.93%	24.81%
Year Ended October 31, 2016	$29.14	(0.08)	(1.44)	(1.52)	(3.27)	(3.27)	$24.35	(5.40%)	$593,862,140	0.92%	(0.33%)	0.92%	31.03%
Year Ended October 31, 2015	$30.36	(0.13)	3.02	2.89	(4.11)	(4.11)	$29.14	11.14%	$801,296,568	0.92%	(0.44%)	0.92%	15.30%
Period Ended October 31, 2014 (h)	$28.92	(0.03)	1.47	1.44	–	–	$30.36	4.98%	$757,684,581	0.89%	(0.43%)	0.89%	5.12%
Year Ended July 31, 2014	$28.41	(0.16)	2.20	2.04	(1.53)	(1.53)	$28.92	7.24%	$919,189,168	0.98%	(0.54%)	0.99%	32.13%
Year Ended July 31, 2013	$23.46	(0.14)	5.52	5.38	(0.43)	(0.43)	$28.41	23.28%	$818,056,645	1.13%	(0.54%)	1.02%	26.00%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.
(k)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

FINANCIAL HIGHLIGHTS: NATIONWIDE GENEVA SMALL CAP GROWTH FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions				Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Loss(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)(d)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets(e)	Ratio of Net Investment Loss to Average Net Assets (e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (g)
Class A Shares
Year Ended October 31, 2017	$42.70	(0.41)	13.84	13.43	(0.08)	(0.08)	$56.05	31.48%	$108,399,265	1.27%	(0.82%)	1.27%	22.48%
Year Ended October 31, 2016	$44.80	(0.36)	0.42	0.06	(2.16)	(2.16)	$42.70	0.20% (h)	$ 79,769,181	1.31%	(0.86%)	1.31%	15.18%
Year Ended October 31, 2015	$42.54	(0.43)	5.23	4.80	(2.54)	(2.54)	$44.80	12.27% (h)	$ 58,860,727	1.43%	(1.00%)	1.43%	31.89%
Period Ended October 31, 2014 (i)	$39.92	(0.13)	2.75	2.62	–	–	$42.54	6.56%	$ 32,021,519	1.62%	(1.29%)	1.66%	7.48%
Year Ended July 31, 2014	$40.05	(0.49)	1.76	1.27	(1.40)	(1.40)	$39.92	2.94%	$ 27,931,521	1.59%	(1.15%)	1.61%	27.16%
Year Ended July 31, 2013	$31.36	(0.42)	10.63	10.21	(1.52)	(1.52)	$40.05	33.86%	$ 24,629,215	1.62%	(1.21%)	1.88%	30.00%
Class C Shares
Year Ended October 31, 2017	$40.46	(0.73)	13.08	12.35	(0.08)	(0.08)	$52.73	30.55%	$ 43,511,654	1.98%	(1.54%)	1.98%	22.48%
Year Ended October 31, 2016	$42.88	(0.65)	0.39	(0.26)	(2.16)	(2.16)	$40.46	(0.57%)	$ 30,572,627	2.05%	(1.60%)	2.05%	15.18%
Year Ended October 31, 2015	$41.10	(0.71)	5.03	4.32	(2.54)	(2.54)	$42.88	11.49%	$ 20,731,518	2.16%	(1.70%)	2.16%	31.89%
Period Ended October 31, 2014 (i)	$38.62	(0.19)	2.67	2.48	–	–	$41.10	6.42%	$ 15,922,693	2.22%	(1.89%)	2.36%	7.48%
Year Ended July 31, 2014	$39.04	(0.73)	1.71	0.98	(1.40)	(1.40)	$38.62	2.26%	$ 15,458,648	2.22%	(1.78%)	2.26%	27.16%
Year Ended July 31, 2013	$30.78	(0.62)	10.40	9.78	(1.52)	(1.52)	$39.04	33.08%	$ 11,961,250	2.22%	(1.81%)	2.38%	30.00%
Class R6 Shares (j)
Year Ended October 31, 2017	$43.83	(0.23)	14.24	14.01	(0.08)	(0.08)	$57.76	31.99% (h)	$ 64,816,478	0.90%	(0.45%)	0.90%	22.48%
Year Ended October 31, 2016	$45.78	(0.21)	0.42	0.21	(2.16)	(2.16)	$43.83	0.54% (h)	$ 40,080,981	0.94%	(0.49%)	0.94%	15.18%
Year Ended October 31, 2015	$43.25	(0.32)	5.39	5.07	(2.54)	(2.54)	$45.78	12.72%	$ 29,607,199	0.94%	(0.71%)	0.94%	31.89%
Period Ended October 31, 2014 (i)	$40.54	(0.09)	2.80	2.71	–	–	$43.25	6.68%	$ 681,379	1.22%	(0.90%)	1.28%	7.48%
Period Ended July 31, 2014 (k)	$43.05	(0.28)	(0.83)	(1.11)	(1.40)	(1.40)	$40.54	(2.79%)	$ 483,778	1.18%	(0.77%)	1.18%	27.16%
Institutional Service Class Shares (l)
Year Ended October 31, 2017	$43.68	(0.29)	14.19	13.90	(0.08)	(0.08)	$57.50	31.85%	$507,165,037	1.00%	(0.56%)	1.00%	22.48%
Year Ended October 31, 2016	$45.67	(0.26)	0.43	0.17	(2.16)	(2.16)	$43.68	0.45%	$300,779,497	1.04%	(0.59%)	1.04%	15.18%
Year Ended October 31, 2015	$43.19	(0.31)	5.33	5.02	(2.54)	(2.54)	$45.67	12.61%	$166,949,030	1.16%	(0.71%)	1.16%	31.89%
Period Ended October 31, 2014 (i)	$40.50	(0.11)	2.80	2.69	–	–	$43.19	6.64%	$109,266,656	1.37%	(1.04%)	1.38%	7.48%
Year Ended July 31, 2014	$40.51	(0.37)	1.76	1.39	(1.40)	(1.40)	$40.50	3.21%	$ 97,340,606	1.30%	(0.86%)	1.33%	27.16%
Year Ended July 31, 2013	$31.63	(0.34)	10.74	10.40	(1.52)	(1.52)	$40.51	34.18%	$ 73,085,618	1.36%	(0.95%)	1.63%	30.00%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i)	For the period from August 1, 2014 through October 31, 2014.
(j)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(k)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.
(l)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

FINANCIAL HIGHLIGHTS: NATIONWIDE GROWTH FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)	Portfolio Turnover (d)
Class A Shares
Year Ended October 31, 2017	$10.34	0.02	2.64	2.66	(0.02)	(0.52)	(0.54)	$12.46	26.88%	$ 30,306,398	0.96%	0.17%	1.16%	82.46%
Year Ended October 31, 2016	$11.07	0.04	(0.24)	(0.20)	(0.04)	(0.49)	(0.53)	$10.34	(1.83%)	$ 28,098,839	0.97%	0.35%	1.19%	100.36%
Year Ended October 31, 2015	$12.70	0.01	0.81	0.82	(0.02)	(2.43)	(2.45)	$11.07	8.41%	$ 35,834,674	0.96%	0.13%	1.17%	95.18%
Year Ended October 31, 2014	$11.74	0.03	2.02	2.05	(0.01)	(1.08)	(1.09)	$12.70	18.85% (e)	$ 28,072,969	0.92%	0.22%	1.21%	159.77%
Year Ended October 31, 2013	$ 9.43	0.04	2.31	2.35	(0.04)	–	(0.04)	$11.74	24.89%	$ 23,726,994	0.84%	0.35%	1.21%	114.74%
Class C Shares
Year Ended October 31, 2017	$ 8.35	(0.06)	2.10	2.04	(0.01)	(0.52)	(0.53)	$ 9.86	25.68%	$ 6,439,140	1.76%	(0.62%)	1.96%	82.46%
Year Ended October 31, 2016	$ 9.07	(0.04)	(0.18)	(0.22)	(0.01)	(0.49)	(0.50)	$ 8.35	(2.54%)	$ 6,621,421	1.76%	(0.45%)	1.98%	100.36%
Year Ended October 31, 2015	$10.91	(0.06)	0.65	0.59	–	(2.43)	(2.43)	$ 9.07	7.50%	$ 6,498,502	1.76%	(0.67%)	1.96%	95.18%
Year Ended October 31, 2014	$10.28	(0.06)	1.77	1.71	–	(1.08)	(1.08)	$10.91	18.11%	$ 4,605,215	1.68%	(0.54%)	1.97%	159.77%
Year Ended October 31, 2013	$ 8.29	(0.03)	2.02	1.99	–	–	–	$10.28	24.00%	$ 3,891,666	1.55%	(0.37%)	1.91%	114.74%
Class R Shares (f)
Year Ended October 31, 2017	$10.17	(0.01)	2.57	2.56	(0.01)	(0.52)	(0.53)	$12.20	26.32%	$ 61,710	1.32%	(0.13%)	1.52%	82.46%
Year Ended October 31, 2016	$10.90	0.05	(0.22)	(0.17)	(0.07)	(0.49)	(0.56)	$10.17	(1.61%)	$ 135,566	0.79%	0.52%	1.01%	100.36%
Year Ended October 31, 2015	$12.57	(0.02)	0.78	0.76	–	(2.43)	(2.43)	$10.90	7.93%	$ 122,592	1.35%	(0.22%)	1.55%	95.18%
Year Ended October 31, 2014	$11.65	(0.02)	2.03	2.01	(0.01)	(1.08)	(1.09)	$12.57	18.59%	$ 466,380	1.31%	(0.19%)	1.60%	159.77%
Year Ended October 31, 2013	$ 9.36	0.02	2.28	2.30	(0.01)	–	(0.01)	$11.65	24.61%	$ 88,479	1.05%	0.24%	1.42%	114.74%
Class R6 Shares (g)
Year Ended October 31, 2017	$10.81	0.06	2.76	2.82	(0.05)	(0.52)	(0.57)	$13.06	27.24%	$169,882,882	0.65%	0.48%	0.85%	82.46%
Year Ended October 31, 2016	$11.55	0.07	(0.24)	(0.17)	(0.08)	(0.49)	(0.57)	$10.81	(1.52%)	$144,091,314	0.65%	0.67%	0.87%	100.36%
Year Ended October 31, 2015	$13.17	0.05	0.84	0.89	(0.08)	(2.43)	(2.51)	$11.55	8.73%	$160,968,539	0.65%	0.45%	0.85%	95.18%
Year Ended October 31, 2014	$12.10	0.07	2.10	2.17	(0.02)	(1.08)	(1.10)	$13.17	19.31%	$160,049,696	0.61%	0.53%	0.90%	159.77%
Year Ended October 31, 2013	$ 9.75	0.07	2.38	2.45	(0.10)	–	(0.10)	$12.10	25.23%	$143,352,461	0.55%	0.65%	0.92%	114.74%
Institutional Service Class Shares
Year Ended October 31, 2017	$10.86	0.03	2.78	2.81	(0.03)	(0.52)	(0.55)	$13.12	26.98%	$ 6,200,165	0.86%	0.29%	1.06%	82.46%
Year Ended October 31, 2016	$11.59	0.05	(0.24)	(0.19)	(0.05)	(0.49)	(0.54)	$10.86	(1.66%)	$ 15,316,156	0.86%	0.46%	1.08%	100.36%
Year Ended October 31, 2015	$13.19	0.02	0.84	0.86	(0.03)	(2.43)	(2.46)	$11.59	8.42%	$ 20,150,897	0.88%	0.21%	1.09%	95.18%
Year Ended October 31, 2014	$12.14	0.03	2.11	2.14	(0.01)	(1.08)	(1.09)	$13.19	18.99%	$ 15,921,009	0.85%	0.27%	1.11%	159.77%
Year Ended October 31, 2013	$ 9.75	0.05	2.37	2.42	(0.03)	–	(0.03)	$12.14	24.92%	$ 2,105,662	0.80%	0.48%	1.16%	114.74%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	Effective March 3, 2014, Class R2 Shares were renamed Class R Shares.
(g)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

FINANCIAL HIGHLIGHTS: NATIONWIDE LARGE CAP EQUITY FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)(d)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income (Loss) to Average Net Assets (e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e) (f)	Portfolio Turnover (g)
Class A Shares
Year Ended October 31, 2017	$12.72	0.08	2.62	2.70	(0.07)	(0.99)	(1.06)	$14.36	22.46%	$28,077,156	1.20%	0.61%	1.27%	81.60%
Year Ended October 31, 2016	$13.51	0.10	0.08	0.18	(0.09)	(0.88)	(0.97)	$12.72	1.62%	$24,245,435	1.22%	0.78%	1.28%	59.58%
Year Ended October 31, 2015	$13.66	0.08	0.36	0.44	(0.14)	(0.45)	(0.59)	$13.51	3.54%	$26,446,449	1.22%	0.60%	1.24%	73.41%
Period Ended October 31, 2014 (h)	$13.19	0.02	0.45	0.47	–	–	–	$13.66	3.56%	$12,154,734	1.22%	0.58%	1.46%	10.45%
Year Ended July 31, 2014	$11.43	0.09	1.71	1.80	(0.04)	–	(0.04)	$13.19	15.72%	$11,954,280	1.22%	0.70%	1.34%	47.69%
Year Ended July 31, 2013	$ 9.17	0.10	2.25	2.35	(0.09)	–	(0.09)	$11.43	25.80%	$ 9,799,235	1.22%	0.96%	1.45%	63.00%
Class C Shares
Year Ended October 31, 2017	$12.24	–	2.51	2.51	(0.03)	(0.99)	(1.02)	$13.73	21.63%	$ 2,877,758	1.86%	(0.03%)	1.96%	81.60%
Year Ended October 31, 2016	$13.04	0.02	0.09	0.11	(0.03)	(0.88)	(0.91)	$12.24	1.06%	$ 3,222,103	1.82%	0.17%	1.97%	59.58%
Year Ended October 31, 2015	$13.21	(0.01)	0.36	0.35	(0.07)	(0.45)	(0.52)	$13.04	2.88%	$ 3,397,297	1.82%	(0.04%)	1.94%	73.41%
Period Ended October 31, 2014 (h)	$12.78	–	0.43	0.43	–	–	–	$13.21	3.36%	$ 1,293,302	1.82%	(0.05%)	2.13%	10.45%
Year Ended July 31, 2014	$11.11	0.01	1.67	1.68	(0.01)	–	(0.01)	$12.78	15.09%	$ 1,008,150	1.82%	0.11%	1.99%	47.69%
Year Ended July 31, 2013	$ 8.92	0.04	2.19	2.23	(0.04)	–	(0.04)	$11.11	25.01%	$ 995,957	1.82%	0.36%	1.95%	63.00%
Class R6 Shares (i)
Year Ended October 31, 2017	$12.75	0.13	2.63	2.76	(0.12)	(0.99)	(1.11)	$14.40	22.95%	$38,148,500	0.82%	1.00%	0.90%	81.60%
Year Ended October 31, 2016	$13.54	0.14	0.09	0.23	(0.14)	(0.88)	(1.02)	$12.75	2.01%	$41,887,204	0.82%	1.09%	0.92%	59.58%
Year Ended October 31, 2015	$13.71	0.11	0.38	0.49	(0.21)	(0.45)	(0.66)	$13.54	3.91%	$ 331,641	0.82%	0.78%	0.85%	73.41%
Period Ended October 31, 2014 (h)	$13.22	0.03	0.46	0.49	–	–	–	$13.71	3.71%	$ 48,247	0.82%	0.98%	1.08%	10.45%
Period Ended July 31, 2014 (j)	$11.73	0.13	1.44	1.57	(0.08)	–	(0.08)	$13.22	13.44%	$ 46,542	0.82%	1.12%	0.92%	47.69%
Institutional Service Class Shares (k)
Year Ended October 31, 2017	$12.76	0.11	2.63	2.74	(0.10)	(0.99)	(1.09)	$14.41	22.74%	$ 4,264,406	0.97%	0.85%	1.03%	81.60%
Year Ended October 31, 2016	$13.54	0.16	0.06	0.22	(0.12)	(0.88)	(1.00)	$12.76	1.89%	$ 4,145,469	0.94%	1.28%	0.94%	59.58%
Year Ended October 31, 2015	$13.71	0.14	0.34	0.48	(0.20)	(0.45)	(0.65)	$13.54	3.84%	$59,309,270	0.83%	1.06%	0.83%	73.41%
Period Ended October 31, 2014 (h)	$13.23	0.03	0.45	0.48	–	–	–	$13.71	3.63%	$52,804,909	0.97%	0.83%	1.08%	10.45%
Year Ended July 31, 2014	$11.46	0.12	1.72	1.84	(0.07)	–	(0.07)	$13.23	16.04%	$50,826,838	0.97%	0.95%	1.05%	47.69%
Year Ended July 31, 2013	$ 9.19	0.13	2.26	2.39	(0.12)	–	(0.12)	$11.46	26.21%	$49,991,919	0.93%	1.25%	1.20%	63.00%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.
(k)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

FINANCIAL HIGHLIGHTS: NATIONWIDE LOOMIS ALL CAP GROWTH FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Loss(a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b) (c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)	Ratio of Net Investment Income (Loss) to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (f)
Class A Shares
Period Ended October 31, 2017 (g)	$10.00	(0.02)	0.99	0.97	–	–	–	$10.97	9.70%	$ 191,324	1.29%	(0.39%)	1.43%	11.55%
Class R6 Shares
Period Ended October 31, 2017 (g)	$10.00	–	1.00	1.00	–	–	–	$11.00	10.00%	$200,310,013	0.85%	0.08%	0.98%	11.55%
Institutional Service Class Shares
Period Ended October 31, 2017 (g)	$10.00	(0.01)	0.99	0.98	–	–	–	$10.98	9.80%	$ 1,704,502	1.09%	(0.19%)	1.23%	11.55%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g)	For the period from June 1, 2017 (commencement of operations) through October 31, 2017. Total return is calculated based on inception date of May 31, 2017 through October 31, 2017.

FINANCIAL HIGHLIGHTS: NATIONWIDE SMALL COMPANY GROWTH FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Loss(a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Loss to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)	Portfolio Turnover (d)
Class A Shares
Year Ended October 31, 2017	$13.50	(0.14)	4.63	4.49	–	(0.47)	(0.47)	$17.52	34.07%	$ 21,321,775	1.31%	(0.92%)	1.33%	15.58%
Year Ended October 31, 2016	$13.26	(0.11)	0.67	0.56	–	(0.32)	(0.32)	$13.50	4.31%	$ 8,394,865	1.33%	(0.87%)	1.36%	14.34%
Year Ended October 31, 2015	$16.77	(0.09)	0.94	0.85	–	(4.36)	(4.36)	$13.26	7.89%	$ 3,308,794	1.34%	(0.72%)	1.72%	25.26%
Year Ended October 31, 2014	$16.00	(0.12)	0.95	0.83	(0.02)	(0.04)	(0.06)	$16.77	5.22%	$ 1,508,497	1.26%	(0.71%)	1.56%	10.89%
Year Ended October 31, 2013	$11.26	(0.11)	5.03	4.92	(0.03)	(0.15)	(0.18)	$16.00	44.46%	$ 730,412	1.20%	(0.81%)	2.46%	4.05%
Institutional Service Class Shares
Year Ended October 31, 2017	$13.60	(0.12)	4.66	4.54	–	(0.47)	(0.47)	$17.67	34.19%	$220,554,336	1.19%	(0.74%)	1.20%	15.58%
Year Ended October 31, 2016	$13.34	(0.08)	0.66	0.58	–	(0.32)	(0.32)	$13.60	4.43%	$169,777,023	1.19%	(0.64%)	1.22%	14.34%
Year Ended October 31, 2015	$16.82	(0.09)	0.97	0.88	–	(4.36)	(4.36)	$13.34	8.10%	$190,500,495	1.19%	(0.69%)	1.33%	25.26%
Year Ended October 31, 2014	$15.99	(0.07)	0.94	0.87	–	(0.04)	(0.04)	$16.82	5.47%	$ 25,251,843	0.97%	(0.41%)	1.26%	10.89%
Year Ended October 31, 2013	$11.27	(0.06)	5.01	4.95	(0.08)	(0.15)	(0.23)	$15.99	44.70%	$ 58,974,203	0.94%	(0.44%)	2.12%	4.05%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

FINANCIAL HIGHLIGHTS: NATIONWIDE U.S. SMALL CAP VALUE FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)	Portfolio Turnover (d)
Class A Shares
Year Ended October 31, 2017	$12.28	0.01	2.75	2.76	(0.02)	(0.56)	(0.58)	$14.46	22.67%	$ 7,485,527	1.38%	0.04%	1.38%	38.77%
Year Ended October 31, 2016	$13.01	0.02	0.36	0.38	(0.03)	(1.08)	(1.11)	$12.28	3.63%	$ 7,814,616	1.44%	0.19%	1.44%	27.10%
Year Ended October 31, 2015	$15.24	0.02	(0.38)	(0.36)	(0.01)	(1.86)	(1.87)	$13.01	(1.95%)	$ 11,767,447	1.46%	0.17%	1.47%	26.93%
Year Ended October 31, 2014	$14.86	(0.03)	1.19	1.16	–	(0.78)	(0.78)	$15.24	7.99%	$ 15,415,654	1.42%	(0.22%)	1.46%	23.65%
Year Ended October 31, 2013	$11.02	–	4.12	4.12	(0.07)	(0.21)	(0.28)	$14.86	38.22%	$ 14,048,236	1.39%	–	1.44%	19.48%
Class C Shares
Year Ended October 31, 2017	$11.61	(0.09)	2.60	2.51	–	(0.56)	(0.56)	$13.56	21.80%	$ 2,987,496	2.13%	(0.71%)	2.13%	38.77%
Year Ended October 31, 2016	$12.42	(0.07)	0.34	0.27	–	(1.08)	(1.08)	$11.61	2.81%	$ 2,509,825	2.20%	(0.59%)	2.20%	27.10%
Year Ended October 31, 2015	$14.73	(0.07)	(0.38)	(0.45)	–	(1.86)	(1.86)	$12.42	(2.70%)	$ 3,224,309	2.19%	(0.57%)	2.20%	26.93%
Year Ended October 31, 2014	$14.48	(0.14)	1.17	1.03	–	(0.78)	(0.78)	$14.73	7.27%	$ 4,059,732	2.16%	(0.97%)	2.19%	23.65%
Year Ended October 31, 2013	$10.75	(0.06)	4.00	3.94	–	(0.21)	(0.21)	$14.48	37.31%	$ 2,407,598	2.09%	(0.48%)	2.14%	19.48%
Class R6 Shares (e)
Year Ended October 31, 2017	$12.58	0.06	2.82	2.88	(0.06)	(0.56)	(0.62)	$14.84	23.11%	$ 4,903,712	1.03%	0.39%	1.03%	38.77%
Year Ended October 31, 2016	$13.28	0.06	0.37	0.43	(0.05)	(1.08)	(1.13)	$12.58	3.99%	$ 4,883,788	1.09%	0.50%	1.09%	27.10%
Year Ended October 31, 2015	$15.50	0.07	(0.39)	(0.32)	(0.04)	(1.86)	(1.90)	$13.28	(1.64%)	$ 3,942,243	1.09%	0.50%	1.09%	26.93%
Year Ended October 31, 2014	$15.05	0.02	1.21	1.23	–	(0.78)	(0.78)	$15.50	8.38%	$ 2,486,527	1.09%	0.10%	1.13%	23.65%
Year Ended October 31, 2013	$11.15	0.02	4.19	4.21	(0.10)	(0.21)	(0.31)	$15.05	38.68%	$ 1,988,395	1.09%	0.16%	1.13%	19.48%
Institutional Service Class Shares
Year Ended October 31, 2017	$12.37	0.02	2.78	2.80	(0.03)	(0.56)	(0.59)	$14.58	22.83%	$166,652,147	1.25%	0.16%	1.25%	38.77%
Year Ended October 31, 2016	$13.10	0.03	0.36	0.39	(0.04)	(1.08)	(1.12)	$12.37	3.66%	$145,702,488	1.34%	0.25%	1.34%	27.10%
Year Ended October 31, 2015	$15.32	0.04	(0.39)	(0.35)	(0.01)	(1.86)	(1.87)	$13.10	(1.82%)	$128,228,157	1.34%	0.27%	1.34%	26.93%
Year Ended October 31, 2014	$14.92	(0.02)	1.20	1.18	–	(0.78)	(0.78)	$15.32	8.10%	$134,292,405	1.34%	(0.15%)	1.37%	23.65%
Year Ended October 31, 2013	$11.06	0.05	4.09	4.14	(0.07)	(0.21)	(0.28)	$14.92	38.31%	$134,003,167	1.34%	0.37%	1.40%	19.48%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(e)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.

FINANCIAL HIGHLIGHTS: NATIONWIDE WCM FOCUSED SMALL CAP FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)(d)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income (Loss) to Average Net Assets (e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (g)
Class A Shares
Year Ended October 31, 2017	$30.79	–	9.39	9.39	–	(0.05)	–	(0.05)	$40.13	30.50%	$ 22,366,548	1.37%	(0.01%)	1.37%	95.99%
Year Ended October 31, 2016	$30.22	0.03	1.40	1.43	(0.03)	(0.82)	(0.01)	(0.86)	$30.79	4.94%	$ 18,401,857	1.45%	0.10%	1.45%	69.62%
Year Ended October 31, 2015	$30.10	(0.05)	0.17	0.12	–	–	–	–	$30.22	0.40%	$ 24,362,293	1.44%	(0.17%)	1.44%	103.94%
Period Ended October 31, 2014 (h)	$28.36	(0.05)	1.79	1.74	–	–	–	–	$30.10	6.14% (i)	$ 12,469,982	1.62%	(0.64%)	1.66%	10.30%
Year Ended July 31, 2014	$25.02	(0.19)	3.53	3.34	–	–	–	–	$28.36	13.35% (i)	$ 11,588,588	1.59%	(0.69%)	1.62%	49.64%
Year Ended July 31, 2013	$19.00	(0.05)	6.07	6.02	–	–	–	–	$25.02	31.69%	$ 11,549,088	1.62%	(0.22%)	1.80%	77.00%
Class C Shares
Year Ended October 31, 2017	$29.04	(0.26)	8.84	8.58	–	(0.05)	–	(0.05)	$37.57	29.55%	$ 9,863,605	2.12%	(0.76%)	2.12%	95.99%
Year Ended October 31, 2016	$28.73	(0.19)	1.32	1.13	–	(0.82)	–	(0.82)	$29.04	4.11%	$ 7,751,965	2.21%	(0.67%)	2.21%	69.62%
Year Ended October 31, 2015	$28.82	(0.27)	0.18	(0.09)	–	–	–	–	$28.73	(0.31%)	$ 8,931,807	2.19%	(0.91%)	2.19%	103.94%
Period Ended October 31, 2014 (h)	$27.20	(0.09)	1.71	1.62	–	–	–	–	$28.82	5.96% (i)	$ 4,312,329	2.22%	(1.24%)	2.42%	10.30%
Year Ended July 31, 2014	$24.14	(0.35)	3.41	3.06	–	–	–	–	$27.20	12.68% (i)	$ 4,030,378	2.22%	(1.32%)	2.29%	49.64%
Year Ended July 31, 2013	$18.45	(0.17)	5.86	5.69	–	–	–	–	$24.14	30.84%	$ 4,395,523	2.22%	(0.82%)	2.30%	77.00%
Class R6 Shares (j)
Year Ended October 31, 2017	$31.46	0.13	9.61	9.74	(0.04)	(0.05)	–	(0.09)	$41.11	30.97%	$ 87,473,796	1.01%	0.35%	1.01%	95.99%
Year Ended October 31, 2016	$30.87	0.12	1.46	1.58	(0.13)	(0.82)	(0.04)	(0.99)	$31.46	5.33%	$ 73,229,275	1.09%	0.42%	1.09%	69.62%
Year Ended October 31, 2015	$30.64	0.05	0.18	0.23	–	–	–	–	$30.87	0.75%	$ 338,296	1.05%	0.16%	1.05%	103.94%
Period Ended October 31, 2014 (h)	$28.84	(0.02)	1.82	1.80	–	–	–	–	$30.64	6.24% (i)	$ 11,672	1.22%	(0.24%)	1.33%	10.30%
Period Ended July 31, 2014 (k)	$26.26	(0.08)	2.66	2.58	–	–	–	–	$28.84	9.82% (i)	$ 10,987	1.22%	(0.34%)	1.25%	49.64%
Institutional Service Class Shares (l)
Year Ended October 31, 2017	$31.40	0.10	9.59	9.69	(0.01)	(0.05)	–	(0.06)	$41.03	30.88%	$ 90,228,862	1.09%	0.26%	1.09%	95.99%
Year Ended October 31, 2016	$30.84	0.12	1.41	1.53	(0.11)	(0.82)	(0.04)	(0.97)	$31.40	5.20%	$ 33,699,602	1.16%	0.40%	1.16%	69.62%
Year Ended October 31, 2015	$30.60	0.06	0.18	0.24	–	–	–	–	$30.84	0.78%	$114,942,706	1.10%	0.18%	1.10%	103.94%
Period Ended October 31, 2014 (h)	$28.81	(0.03)	1.82	1.79	–	–	–	–	$30.60	6.21% (i)	$ 74,648,581	1.33%	(0.35%)	1.33%	10.30%
Year Ended July 31, 2014	$25.35	(0.12)	3.58	3.46	–	–	–	–	$28.81	13.65% (i)	$ 69,395,173	1.33%	(0.43%)	1.35%	49.64%
Year Ended July 31, 2013	$19.20	0.01	6.15	6.16	(0.01)	–	–	(0.01)	$25.35	32.07%	$ 57,898,679	1.34%	0.06%	1.56%	77.00%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(j)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(k)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.
(l)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

FINANCIAL HIGHLIGHTS: NATIONWIDE ZIEGLER EQUITY INCOME FUND
Selected data for each share of capital outstanding throughout the periods indicated
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)(d)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (e)	Ratio of Net Investment Income to Average Net Assets (e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (e)(f)	Portfolio Turnover (g)
Class A Shares
Year Ended October 31, 2017	$13.49	0.37	2.33	2.70	(0.41)	–	(0.41)	$15.78	20.28%	$ 19,165,335	0.91%	2.48%	0.91%	59.73%
Year Ended October 31, 2016	$13.46	0.37	0.19	0.56	(0.32)	(0.21)	(0.53)	$13.49	4.35%	$ 18,197,057	0.91%	2.80%	0.91%	47.93%
Year Ended October 31, 2015	$13.87	0.31	(0.22)	0.09	(0.38)	(0.12)	(0.50)	$13.46	0.78%	$ 20,726,341	0.93%	2.29%	0.93%	56.34%
Period Ended October 31, 2014 (h)	$13.37	0.06	0.45	0.51	(0.01)	–	(0.01)	$13.87	3.79%	$ 23,396,375	1.00%	1.73%	1.00%	1.89%
Year Ended July 31, 2014	$12.01	0.25	1.27	1.52	(0.16)	–	(0.16)	$13.37	12.69%	$ 24,092,166	1.06%	1.94%	1.12%	46.23%
Year Ended July 31, 2013	$10.12	0.24	1.91	2.15	(0.26)	–	(0.26)	$12.01	21.57%	$ 19,218,955	1.15%	2.23%	1.76%	69.00%
Class C Shares
Year Ended October 31, 2017	$13.38	0.25	2.31	2.56	(0.30)	–	(0.30)	$15.64	19.35%	$ 7,938,377	1.65%	1.74%	1.65%	59.73%
Year Ended October 31, 2016	$13.35	0.27	0.19	0.46	(0.22)	(0.21)	(0.43)	$13.38	3.62%	$ 6,794,975	1.65%	2.07%	1.65%	47.93%
Year Ended October 31, 2015	$13.76	0.21	(0.22)	(0.01)	(0.28)	(0.12)	(0.40)	$13.35	0.05%	$ 7,355,755	1.67%	1.55%	1.67%	56.34%
Period Ended October 31, 2014 (h)	$13.29	0.03	0.44	0.47	–	–	–	$13.76	3.54%	$ 6,346,237	1.70%	1.03%	1.70%	1.89%
Year Ended July 31, 2014	$11.94	0.16	1.27	1.43	(0.08)	–	(0.08)	$13.29	12.00%	$ 6,126,678	1.75%	1.25%	1.80%	46.23%
Year Ended July 31, 2013	$10.07	0.18	1.89	2.07	(0.20)	–	(0.20)	$11.94	20.79%	$ 4,504,018	1.75%	1.63%	2.26%	69.00%
Class R6 Shares (i)
Year Ended October 31, 2017	$13.54	0.43	2.33	2.76	(0.46)	–	(0.46)	$15.84	20.68%	$439,687,649	0.56%	2.89%	0.56%	59.73%
Year Ended October 31, 2016	$13.51	0.41	0.20	0.61	(0.37)	(0.21)	(0.58)	$13.54	4.69%	$692,679,903	0.57%	3.09%	0.57%	47.93%
Year Ended October 31, 2015	$13.92	0.36	(0.22)	0.14	(0.43)	(0.12)	(0.55)	$13.51	1.13%	$463,282,131	0.59%	2.64%	0.59%	56.34%
Period Ended October 31, 2014 (h)	$13.42	0.07	0.45	0.52	(0.02)	–	(0.02)	$13.92	3.84%	$321,305,013	0.64%	2.09%	0.64%	1.89%
Period Ended July 31, 2014 (j)	$12.15	0.27	1.20	1.47	(0.20)	–	(0.20)	$13.42	12.19%	$309,242,204	0.66%	2.33%	0.66%	45.97%
Institutional Service Class Shares (k)
Year Ended October 31, 2017	$13.54	0.41	2.32	2.73	(0.44)	–	(0.44)	$15.83	20.47%	$ 11,149,255	0.68%	2.75%	0.68%	59.73%
Year Ended October 31, 2016	$13.50	0.40	0.20	0.60	(0.35)	(0.21)	(0.56)	$13.54	4.65%	$ 12,236,349	0.68%	3.00%	0.68%	47.93%
Year Ended October 31, 2015	$13.92	0.34	(0.23)	0.11	(0.41)	(0.12)	(0.53)	$13.50	0.94%	$ 11,272,994	0.70%	2.51%	0.70%	56.34%
Period Ended October 31, 2014 (h)	$13.42	0.07	0.44	0.51	(0.01)	–	(0.01)	$13.92	3.82%	$ 11,120,577	0.77%	1.94%	0.77%	1.89%
Year Ended July 31, 2014	$12.04	0.27	1.29	1.56	(0.18)	–	(0.18)	$13.42	13.05%	$ 10,198,392	0.87%	2.14%	0.93%	46.23%
Year Ended July 31, 2013	$10.15	0.27	1.90	2.17	(0.28)	–	(0.28)	$12.04	21.80%	$ 8,697,861	0.90%	2.48%	1.51%	69.00%
Amounts designated as “–” are zero or have been rounded to zero.
(a)	Per share calculations were performed using average shares method.
(b)	Excludes sales charge.
(c)	Total returns prior to the Fund’s inception on September 16, 2013 are based on the performance of the Fund’s predecessor fund.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h)	For the period from August 1, 2014 through October 31, 2014.
(i)	Effective February 28, 2017, Institutional Class Shares were renamed Class R6 Shares.
(j)	For the period from September 19, 2013 (commencement of operations) through July 31, 2014. Total return is calculated based on inception date of September 18, 2013 through July 31, 2014.
(k)	Effective September 16, 2013, Fiduciary Shares were renamed Institutional Service Class Shares.

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For Additional Information Contact:
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•Semiannual Reports
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Information from the U.S. Securities and Exchange Commission (SEC)
You can obtain copies of Fund documents from the SEC:
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•by electronic request to publicinfo@sec.gov;
•in person at the SEC’s Public Reference Room in Washington, D.C. (for the SEC’s hours of operation, call 202-551-8090) or
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The Trust’s Investment Company Act File No.: 811-08495
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